SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 56
                                 ----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  55
                   ----

                        (Check appropriate box or boxes.)


TOUCHSTONE TAX-FREE TRUST   FILE NOS 811-3174 and 2-72101
-------------------------------------------------------------------------------
(Exact name of Registrant as Specified in Charter)

221 East Fourth Street, Suite 300, Cincinnati, Ohio  45202
-----------------------------------------------------------
(Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
-----------------------------------------------------------------
Jill T. McGruder, 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202
---------------------------------------------------------------------------
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

/ /  immediately upon filing pursuant to paragraph (b)
/x/  on November 1, 2002 pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on ___________ pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date)pursuant to paragraph (a)(2) of rule 485.

                            TOUCHSTONE TAX-FREE TRUST
                            ------------------------
                                    FORM N-1A
                              CROSS REFERENCE SHEET
                             ----------------------

ITEM                          SECTION IN PROSPECTUS
----                          ---------------------
1...........................  Front and Back Cover Pages
2...........................  Tax-Free Intermediate Term Fund, Ohio Insured Tax-
                              Free Fund, Tax-Free Money Market Fund, Ohio Tax-
                              Free Money Market Fund, California Tax-Free Money
                              Market Fund, Florida Tax-Free Money Market Fund;
                              Investment Strategies and Risks
3...........................  Tax-Free Intermediate Term Fund, Ohio Insured Tax-
                              Free Fund, Tax-Free Money Market Fund, Ohio Tax-
                              Free Money Market Fund, California Tax-Free Money
                              Market Fund, Florida Tax-Free Money Market Fund
4...........................  Tax-Free Intermediate Term Fund, Ohio Insured Tax-
                              Free Fund, Tax-Free Money Market Fund, Ohio Tax-
                              Free Money Market Fund, California Tax-Free Money
                              Market Fund, Florida Tax-Free Money Market Fund;
                              Investment Strategies and Risks
5..........................   None
6...........................  The Funds' Management

7...........................  Choosing a Class of Shares, Investing with
                              Touchstone, Distributions and Taxes
8............................ Choosing a Class of Shares, Investing with
                              Touchstone

9...........................  Financial Highlights

                              SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION
----                          -----------------------
10..........................  Cover Page, Table of Contents
11..........................  The Trust
12..........................  The Trust, Municipal Obligations, Quality Ratings
                              of Municipal Obligations, Definitions, Policies
                              and Risk Considerations, Investment Limitations,
                              Insurance on the Ohio Insured Tax-Free Fund's
                              Securities, Portfolio Turnover
13..........................  Trustees and Officers, Code of Ethics, Choosing
                              a Share Class
14..........................  Principal Security Holders
15..........................  The Investment Adviser and Sub-Advisor, The
                              Distributor, Distribution Plans,
                              Custodians, Auditors, Transfer Agent, Securities
                              Transactions, Choosing a Share Class
16..........................  Securities Transactions
17..........................  The Trust, Choosing a Share Class
18..........................  Calculation of Share Price and Public
                              Offering Price, Other Purchase
                              Information, Redemption in Kind
19..........................  Taxes
20..........................  The Distributor
21..........................  Historical Performance Information
22..........................  Financial Statements

                                   PROSPECTUS


                                                                NOVEMBER 1, 2002

    TOUCHSTONE
    INVESTMENTS

    TAX-FREE INTERMEDIATE TERM FUND

    OHIO INSURED TAX-FREE FUND

    TAX-FREE MONEY MARKET FUND

    OHIO TAX-FREE MONEY MARKET FUND

    CALIFORNIA TAX-FREE MONEY MARKET FUND

    FLORIDA TAX-FREE MONEY MARKET FUND


             RESEARCH    O    DESIGN    O    SELECT    O    MONITOR


           The Securities and Exchange Commission has not approved the
            Funds' shares as an investment or determined whether this
                       Prospectus is accurate or complete.
              Anyone who tells you otherwise is committing a crime.

            Multiple Classes of Shares are offered by this Prospectus

                                   TAX-EXEMPT

TOUCHSTONE FAMILY OF FUNDS

Each Fund is a series of Touchstone Tax-Free Trust (the "Trust"), a group of tax-free bond and money market mutual funds. The Trust is part of the Touchstone Family of Funds, which also consists of Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Strategic Trust, a group of equity mutual funds and Touchstone Variable Series Trust, a group of variable series funds. Each Fund has a different investment goal and risk level. For further information about the Touchstone Family of Funds, contact Touchstone at 1.800.543.0407.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                           PAGE
--------------------------------------------------------------------------------
Tax-Free Intermediate Term Fund ............................................   3

Ohio Insured Tax-Free Fund .................................................   9

Tax-Free Money Market Fund .................................................  15

Ohio Tax-Free Money Market Fund ............................................  20

California Tax-Free Money Market Fund ......................................  25

Florida Tax-Free Money Market Fund .........................................  30

Investment Strategies and Risks ............................................  35

The Funds' Management ......................................................  42

Choosing a Class of Shares .................................................  44

Investing with Touchstone ..................................................  48

Distributions and Taxes ....................................................  59

Financial Highlights .......................................................  61

TAX-FREE INTERMEDIATE TERM FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, rated within the 3 highest rating categories. The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.

The Fund invests primarily in municipal obligations with remaining maturities of 20 years or less and will seek to maintain an average weighted maturity of between 3 and 10 years. However, the Fund may invest in securities of any maturity.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities
     o Because issuers may be unable to make timely payments of interest or principal

     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment
     o Because the Fund's securities may have lower ratings than other bond funds, which could cause greater fluctuation in the Fund's share price

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you seek an intermediate-term investment with moderate risk that offers tax-exempt income. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept some interest rate risk in order to seek high current income. This Fund is appropriate for you if you want the added convenience of writing checks directly from your account (if you purchase Class A or Class C shares).

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shown below indicates the risks of investing in the Tax-Free Intermediate Term Fund. It shows changes in the performance of the Fund's Class A shares from year to year during the past 10 years. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

TAX-FREE INTERMEDIATE TERM FUND -- CLASS A PERFORMANCE

YEARS          TOTAL RETURN

1992               7.71%

1993              10.94%

1994              -2.93%

1995              11.58%

1996               3.87%

1997               5.87%

1998               5.07%

1999              -0.87%

2000               8.11%

2001               4.06%

During the period shown in the bar chart, the highest quarterly return was 4.35% (for the quarter ended March 31, 1995) and the lowest quarterly return was -3.37% (for the quarter ended March 31, 1994).

The year-to-date return of the Fund's Class A shares as of September 30, 2002 is 8.92%.

The following table indicates the risks of investing in the Tax-Free Intermediate Term Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers 7-Year Municipal Bond Index. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index, generally representative of investment grade municipal bonds with maturities of 6 to 8 years, weighted according to the total market value of each bond in the Index. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

TAX-FREE INTERMEDIATE TERM FUND                  1 Year      5 Years    10 Years

Class A Return Before Taxes                      -0.91%        3.39%       4.74%
--------------------------------------------------------------------------------
Class A Return After Taxes On Distributions      -0.91%        3.39%       4.74%
--------------------------------------------------------------------------------
Class A Return After Taxes On Distributions
  and Sale of Fund Shares                          1.02%       3.57%       4.72%
--------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index        5.19%       5.55%       6.12%
--------------------------------------------------------------------------------
                                                                         Since
                                                 1 Year      5 Years     Class
                                                                        Started*

Class C Return Before Taxes                        3.36%       3.64%       3.58%
--------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index        5.19%       5.55%       6.12%
--------------------------------------------------------------------------------
* Class C shares began operations on February 1, 1994. There is no performance information presented for Class B shares since they have not operated for a full calendar year.

The after-tax returns shown are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

In certain cases, the Fund's "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than its other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                      Shareholder Fees
                                                           (fees paid directly from your investment)

                                                      Class A Shares    Class B Shares    Class C Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)             4.75%1              None              None
--------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)                     *            5.00%2            1.00%3
--------------------------------------------------------------------------------------------------------
Redemption Fee                                                **                **                **
--------------------------------------------------------------------------------------------------------
Exchange Fee                                                None              None              None
--------------------------------------------------------------------------------------------------------
Check Redemption Fee                                        None         Checking Not           None
                                                                          Available
--------------------------------------------------------------------------------------------------------

                                                                Annual Fund Operating Expenses4
                                                         (expenses that are deducted from Fund assets)

Management Fees                                             0.50%             0.50%             0.50%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                   0.21%             0.93%             0.87%
--------------------------------------------------------------------------------------------------------
Other Expenses                                              0.68%            47.78%             1.20%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                        1.39%            49.21%             2.57%
--------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement5                    0.40%            47.47%             0.83%
--------------------------------------------------------------------------------------------------------
Net Expenses                                                0.99%             1.74%             1.74%
--------------------------------------------------------------------------------------------------------

*    There is no  sales  charge  at the time of  purchase  for  purchases  of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

**   You may be charged up to $15 for each wire redemption.  This fee is subject to change.

1    You may pay a reduced sales charge on very large purchases.

2    You will  pay a 5.00%  contingent  deferred  sales  charge  if  shares  are redeemed within 1 year of their  purchase.  The contingent  deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge.  The contingent deferred  sales charge  may  be  waived  under  certain  circumstances  described  in  this
     Prospectus.

3    The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

4    Annual Fund Operating  Expenses shown above are based upon actual operating history for the fiscal year ended June 30, 2002, except they have been restated to reflect a 0.055% increase in expenses  due to the current fee arrangement with the Fund's administrator.

                                        7

5    Pursuant to a written contract between  Touchstone  Advisors and the Trust, Touchstone Advisors
     has agreed to waive a portion  of its  advisory  fee and/or  reimburse certain Fund expenses in order to limit Net Expenses to 0.99% for Class A shares and 1.74% for Class B and Class C shares.
     Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2003.

The following example should help you compare the cost of investing in the Tax-Free Intermediate Term Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            Class A Shares    Class B Shares    Class C Shares

1 Year          $  571            $  577            $  177
--------------------------------------------------------------
3 Years         $  857            $6,543            $  721
--------------------------------------------------------------
5 Years         $1,163            $8,363            $1,291
--------------------------------------------------------------
10 Years        $2,031            $9,025*           $2,843
--------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                              Class B Shares

1 Year                            $  177
--------------------------------------------------------------
3 Years                           $6,343
--------------------------------------------------------------
5 Years                           $8,263
--------------------------------------------------------------
10 Years                          $9,025*
--------------------------------------------------------------

The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors.

* Based on conversion to Class A shares after 8 years.

OHIO INSURED TAX-FREE FUND


THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily (at least 80% of assets) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, that are protected by insurance guaranteeing the payment of principal and interest in the event of default. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund invests primarily in Ohio municipal obligations that are rated within the highest rating category by a rating agency. The Fund may also purchase uninsured Ohio municipal obligations if they are either short-term Ohio municipal obligations or obligations guaranteed by the U.S. Government.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may purchase Ohio municipal obligations and other securities that are rated within the 4 highest rating categories by a rating agency. If a security's rating is reduced below the 4 highest rating categories, the security will be sold. The Fund may purchase unrated obligations that are determined to be of comparable quality.

The Fund will seek to maintain an average weighted maturity of more than 15 years. The Fund may reduce its average weighted maturity if warranted by market conditions, but will not reduce its average weighted maturity to below 10 years.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because issuers of uninsured obligations may be unable to make timely payments of interest or principal
     o Because the Fund's securities may have longer maturities than other bond funds, which could cause greater fluctuation in the Fund's share price
     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment
     o    If economic conditions within the State of Ohio decline

     o Because the Fund is non-diversified, it may hold a significant percentage of its assets in the securities of one issuer, which may cause greater fluctuation in the value of its portfolio than a diversified fund

The portfolio manager believes that the Fund's credit risks will be substantially reduced by insurance. Although insurance reduces the credit risks to the Fund by protecting against losses from defaults by an issuer, it does not protect against market fluctuation. Also, there are no guarantees that any insurer will be able to meet its obligations under an insurance policy.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you are an Ohio resident looking for an intermediate-term investment with moderate risk that offers income exempt from both federal and Ohio income tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept some interest rate risk in order to seek high interest income.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shown below indicates the risks of investing in the Ohio Insured Tax-Free Fund. It shows changes in the performance of the Fund's Class A shares from year to year during the past 10 years. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

OHIO INSURED TAX-FREE FUND -- CLASS A PERFORMANCE

YEARS           TOTAL RETURN

1992                8.76%

1993               12.59%

1994               -5.37%

1995               15.86%

1996                3.07%

1997                7.20%

1998                5.54%

1999               -3.10%

2000               11.63%

2001                3.09%

During the period shown in the bar chart, the highest quarterly return was 6.59% (for the quarter ended March 31, 1995) and the lowest quarterly return was -5.28% (for the quarter ended March 31, 1994).

The year-to-date return of the Fund's Class A shares as of September 30, 2002 is 9.47%.

The following table indicates the risks of investing in the Ohio Insured Tax-Free Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers General Municipal Index. The Lehman Brothers General Municipal Index consists of a broad selection of investment grade general obligation and revenue bonds with maturities ranging from 1 to 30 years. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

OHIO INSURED TAX-FREE FUND                       1 YEAR      5 YEARS    10 YEARS

Class A Return Before Taxes                      -1.85%        3.74%       5.22%
--------------------------------------------------------------------------------
Class A Return After Taxes on Distirbutions      -1.89%        3.56%       5.12%
--------------------------------------------------------------------------------
Class A Return After Taxes on Distirbutions
  and Sale of Fund Shares                          0.60%       3.88%       5.17%
--------------------------------------------------------------------------------
Lehman Brothers General Municipal Index            5.13%       5.98%       6.63%
--------------------------------------------------------------------------------
                                                                         SINCE
                                                 1 YEAR      5 YEARS     CLASS
                                                                        STARTED*
--------------------------------------------------------------------------------
Class C Return Before Taxes                        2.40%       4.00%       3.93%
--------------------------------------------------------------------------------
Lehman Brothers General Municipal Index            5.13%       5.98%       6.63%
-------------------------------------------------------------------------------
* Class C shares began operations on November 1, 1993. There is no performance information presented for Class B shares since they have not operated for a full calendar year.

The after-tax returns shown are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

In certain cases, the Fund's "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than its other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                       Shareholder Fees
                                                           (fees paid directly from your investment)

                                                      Class A Shares    Class B Shares    Class C Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)             4.75%1              None              None
--------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as
a percentage of original purchase price or
the amount redeemed, whichever is less)                        *            5.00%2            1.00%3
--------------------------------------------------------------------------------------------------------
Redemption Fee                                                **                **                **
--------------------------------------------------------------------------------------------------------
Exchange Fee                                                None              None              None
--------------------------------------------------------------------------------------------------------

                                                                Annual Fund Operating Expenses4
                                                         (expenses that are deducted from Fund assets)

Management Fees                                             0.50%             0.50%             0.50%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                   0.21%             0.94%             0.86%
--------------------------------------------------------------------------------------------------------
Other Expenses                                              0.41%            15.85%             0.74%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                        1.12%            17.29%             2.10%
--------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement5                    0.37%            15.79%             0.60%
--------------------------------------------------------------------------------------------------------
Net Expenses                                                0.75%             1.50%             1.50%
--------------------------------------------------------------------------------------------------------

*   There is no  sales  charge  at the time of  purchase  for  purchases  of $1 million  or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

**   You may be charged up to $15 for each wire redemption.  This fee is subject to change.

1    You may pay a reduced sales charge on very large purchases.

2    You will  pay a 5.00%  contingent  deferred  sales  charge  if  shares  are redeemed within 1 year of their  purchase.  The contingent  deferred sales charge will be  incrementally  reduced over time. After the 6th year, there is no contingent deferred sales charge.  The contingent deferred sales charge  may  be  waived  under  certain  circumstances  described  in  this Prospectus.

3    The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

                                       13

4    Annual Fund Operating  Expenses shown above are based upon actual operating history for the fiscal year ended June 30,  2002,  except  they have been restated to reflect a 0.055% increase in expenses due to the current fee arrangement with the Fund's administrator.

5    Pursuant to a written contract between  Touchstone  Advisors and the Trust, Touchstone Advisors has
     agreed to waive a portion  of its  advisory  fee and/or  reimburse  certain Fund  expenses in order to limit Net Expenses to 0.75%  for  Class A  shares  and  1.50%  for  Class B and  Class C  shares.
     Touchstone  Advisors  has  agreed to  maintain  these  expense  limitations through at least June
     30, 2003.

The following example should help you compare the cost of investing in the Ohio Insured Tax-Free Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            Class A Shares    Class B Shares    Class C Shares

1 Year          $  548            $  553            $  153
--------------------------------------------------------------
3 Years         $  779            $3,505            $  600
--------------------------------------------------------------
5 Years         $1,029            $5,831            $1,074
--------------------------------------------------------------
10 Years        $1,742            $8,541*           $2,384
--------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                              Class B Shares

1 Year                            $  153
--------------------------------------------------------------
3 Years                           $3,305
--------------------------------------------------------------
5 Years                           $5,731
--------------------------------------------------------------
10 Years                          $8,541*
--------------------------------------------------------------

The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors.

* Based on conversion to Class A shares after 8 years.

TAX-FREE MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by any 2 nationally recognized rating agencies.

     o The Fund may purchase unrated securities only if the Board of Trustees determines the securities meet the Fund's quality standards.

     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

     o    If interest rates decrease
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the market and adverse economic developments affecting one issuer affect other issuers in the same segment

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you seek a relatively low risk, short-term investment that offers tax-exempt income. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment that maintains a stable share price and offers the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shown below indicates the risks of investing in the Tax-Free Money Market Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TAX-FREE MONEY MARKET FUND PERFORMANCE

YEARS           TOTAL RETURN

1992                2.82%

1993                2.09%

1994                2.49%

1995                3.40%

1996                2.92%

1997                2.97%

1998                2.98%

1999                2.77%

2000                3.63%

2001                2.69%

During the period shown in the bar chart, the highest quarterly return was 0.94% (for the quarter ended December 31, 2000) and the lowest quarterly return was 0.47% (for the quarter ended September 30, 1993).

The year-to-date return of the Fund's shares as of September 30, 2002 is 0.87%.

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
1.800.543.0407.

The following table indicates the risks of investing in the Tax-Free Money Market Fund. It shows the Fund's average annual returns for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                 1 Year      5 Years    10 Years

Tax-Free Money Market Fund                         2.69%       3.01%       2.92%
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                  Shareholder Fees (fees paid
                                                  directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                    None
--------------------------------------------------------------------------------
Redemption Fee                                                           *
--------------------------------------------------------------------------------
Exchange Fee                                                            None
--------------------------------------------------------------------------------
Check Redemption Processing Fee                                         None
--------------------------------------------------------------------------------

                                                   Annual Fund Operating
                                                   Expenses1 (expenses that are
                                                   deducted from Fund assets)

Management Fees                                                         0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                               0.22%
--------------------------------------------------------------------------------
Other Expenses                                                          0.73%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    1.45%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement2                                0.56%
--------------------------------------------------------------------------------
Net Expenses                                                            0.89%
--------------------------------------------------------------------------------

* You may be charged up to $15 for each wire redemption. This fee is subject to change.

1 Annual Fund Operating Expenses shown above are based upon actual operating history for the fiscal year ended June 30, 2002, except they have been restated to reflect a 0.055% increase in expenses due to the current fee arrangement with the Fund's administrator.

2 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.89%. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2003.

The following example should help you compare the cost of investing in the Tax-Free Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                            $   91
--------------------------------------------------------------
3 Years                           $  404
--------------------------------------------------------------
5 Years                           $  739
--------------------------------------------------------------
10 Years                          $1,687
--------------------------------------------------------------

The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors.

OHIO TAX-FREE MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in high-quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, which pay interest that is exempt from both federal income tax and Ohio personal income tax. Under normal circumstances, at least 80% of the Fund's assets will be invested in Ohio municipal obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of its assets will be invested in short-term municipal obligations that pay interest that is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of Ohio municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by any 2 nationally recognized rating agencies.

     o The Fund may purchase unrated securities only if the Board of Trustees determines the securities meet the Fund's quality standards.

     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.


The Fund's yield may decrease:

     o    If interest rates decrease
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the market and adverse economic developments affecting one issuer affect other issuers in the same segment
     o    If economic conditions within the State of Ohio decline

     o Because the Fund is non-diversified, it may hold a significant percentage of its assets in the securities of one issuer, which may cause greater fluctuation in the value of its portfolio than a diversified fund


As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you are an Ohio resident seeking a relatively low risk, short-term investment that offers income exempt from both federal and Ohio income tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment that maintains a stable share price and offers (retail shareholders) the added convenience of writing checks directly from their account.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shown below indicates the risks of investing in the Ohio Tax-Free Money Market Fund. It shows changes in the performance of the Fund's Retail (Class A) shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Institutional shares offered by the Fund will differ from the returns of Retail shares shown in the bar chart, depending on the expenses of that class.

OHIO TAX-FREE MONEY MARKET FUND - RETAIL SHARES PERFORMANCE

YEARS           TOTAL RETURN

1992                2.68%

1993                1.99%

1994                2.40%

1995                3.40%

1996                2.94%

1997                3.08%

1998                2.96%

1999                2.70%

2000                3.52%

2001                2.41%

During the period shown in the bar chart, the highest quarterly return was 0.92% (for the quarter ended December 31, 2000) and the lowest quarterly return was 0.38% (for the quarter ended December 31, 2001).

The year-to-date return of the Fund's Retail shares as of September 30, 2002 is 0.79%.

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
1.800.543.0407.

The following table indicates the risks of investing in the Ohio Tax-Free Money Market Fund. It shows the Fund's average annual returns for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001
                                                 1 Year      5 Years    10 Years

OHIO TAX-FREE MONEY MARKET FUND -
RETAIL SHARES                                      2.41%       2.93%       2.81%
--------------------------------------------------------------------------------
                                                 1 Year     Since Class Started*
OHIO TAX-FREE MONEY MARKET FUND -
INSTITUTIONAL SHARES                               2.66%           3.19%
--------------------------------------------------------------------------------
*    Institutional shares began operations on January 7, 1997.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
                                                        Shareholder Fees
                                                    (fees paid directly from
                                                        your investment)

                                                      RETAIL       INSTITUTIONAL
                                                      SHARES          SHARES

Maximum Sales Charge (Load) Imposed on Purchases       None            None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                   None            None
--------------------------------------------------------------------------------
Redemption Fee                                          *              None
--------------------------------------------------------------------------------
Exchange Fee                                           None            None
--------------------------------------------------------------------------------
Check Redemption Processing Fee                        None        Checking Not
                                                                     Available
--------------------------------------------------------------------------------

                                                Annual Fund Operating Expenses1
                                                  (expenses that are deducted
                                                       from Fund assets)

Management Fees                                        0.42%           0.42%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                              0.25%           None
--------------------------------------------------------------------------------
Other Expenses                                         0.17%           0.15%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                   0.84%           0.57%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement2               0.09%           0.07%
--------------------------------------------------------------------------------
Net Expenses                                           0.75%           0.50%
--------------------------------------------------------------------------------

* Retail shareholders may be charged up to $15 for each wire redemption. This fee is subject to change.

1 Annual Fund Operating Expenses shown above are based upon actual operating history for the fiscal year ended June 30, 2002, except they have been restated to reflect a 0.055% increase in expenses due to the current fee arrangement with the Fund's administrator.

2 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.75% for Retail shares and 0.50% for Institutional shares. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2003.

The following example should help you compare the cost of investing in the Ohio Tax-Free Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  Retail Shares           Institutional Shares

1 Year               $   77                     $   51
--------------------------------------------------------------
3 Years              $  259                     $  176
--------------------------------------------------------------
5 Years              $  457                     $  311
--------------------------------------------------------------
10 Years             $1,029                     $  707
--------------------------------------------------------------

The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors.

CALIFORNIA TAX-FREE MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The California Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and California income tax, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in high-quality, short-term California municipal obligations issued by the State of California, its agencies and municipalities, that pay interest that is exempt from both federal income tax and California income tax. Under normal circumstances, at least 80% of the Fund's assets will be invested in California municipal obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and California income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by non-governmental entities. The Fund will not invest more than 25% of its assets in securities backed by non-governmental entities that are in the same industry.

The Fund may invest in the following types of California municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by any 2 nationally recognized rating agencies.

     o The Fund may purchase unrated securities only if the Board of Trustees determines the securities meet the Fund's quality standards.

     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

     o    If interest rates decrease
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the market and adverse economic developments affecting one issuer affect other issuers in the same segment
     o    If economic conditions within the State of California decline

     o Because the Fund is non-diversified, it may hold a significant percentage of its assets in the securities of one issuer, which may cause greater fluctuation in the value of its portfolio than a diversified fund

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you are a California resident seeking a relatively low risk, short-term investment that offers income exempt from both federal and California income tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment that maintains a constant share price and offers the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shown below indicates the risks of investing in the California Tax-Free Money Market Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

CALIFORNIA TAX-FREE MONEY MARKET FUND PERFORMANCE

YEARS           TOTAL RETURN

1992                2.77%

1993                1.95%

1994                2.29%

1995                3.18%

1996                2.78%

1997                2.89%

1998                2.82%

1999                2.52%

2000                3.04%

2001                2.00%

During the period shown in the bar chart, the highest quarterly return was 0.84% (for the quarter ended June 30, 2000) and the lowest quarterly return was 0.29% (for the quarter ended December 31, 2001).

The year-to-date return of the Fund's shares as of September 30, 2002 is 0.61%.

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
1.800.543.0407.

The following table indicates the risks of investing in the California Tax-Free Money Market Fund. It shows the Fund's average annual returns for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                                    Since Fund
                                                 1 Year      5 Years    10 Years     Started*

CALIFORNIA TAX-FREE MONEY MARKET FUND              2.00%       2.65%       2.62%       3.09%
----------------------------------------------------------------------------------------------

  *The Fund began operations on July 25, 1989.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                  Shareholder Fees
                                                      (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                       None
-------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                   None
-------------------------------------------------------------------------------------------------
Redemption Fee                                                          *
-------------------------------------------------------------------------------------------------
Exchange Fee                                                           None
-------------------------------------------------------------------------------------------------
Check Redemption Processing Fee                                        None
-------------------------------------------------------------------------------------------------
                                                          Annual Fund Operating Expenses1
                                                    (expenses that are deducted from Fund assets)

Management Fees                                                        0.50%
-------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                              0.23%
-------------------------------------------------------------------------------------------------
Other Expenses                                                         0.25%
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   0.98%
-------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement2                               0.23%
-------------------------------------------------------------------------------------------------
Net Expenses                                                           0.75%
-------------------------------------------------------------------------------------------------

* You may be charged up to $15 for each wire redemption. This fee is subject to change.

1 Annual Fund Operating Expenses shown above are based upon actual operating history for the fiscal year ended June 30, 2002, except they have been restated to reflect a 0.055% increase in expenses due to the current fee arrangement with the Fund's administrator.

2 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.75%. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2003.

The following example should help you compare the cost of investing in the California Tax-Free Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                            $  177
--------------------------------------------------------------
3 Years                           $  289
--------------------------------------------------------------
5 Years                           $  519
--------------------------------------------------------------
10 Years                          $1,180
--------------------------------------------------------------

The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors.

FLORIDA TAX-FREE MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Florida Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax. Under normal circumstances, at least 80% of the Fund's assets will be invested in Florida municipal obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and the Florida intangible personal property tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by non-governmental entities. The Fund will not invest more than 25% of its assets in securities backed by non-governmental entities that are in the same industry.

The Fund may invest in the following types of Florida municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by any 2 nationally recognized rating agencies.

     o The Fund may purchase unrated securities only if the Board of Trustees determines the securities meet the Fund's quality standards.

     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

     o    If interest rates decrease
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the market and adverse economic developments affecting one issuer affect other issuers in the same segment
     o    If economic conditions within the State of Florida decline

     o Because the Fund is non-diversified, it may hold a significant percentage of its assets in the securities of one issuer, which may cause greater fluctuation in the value of its portfolio than a diversified fund

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you are a Florida resident seeking a relatively low risk, short-term investment that offers income exempt from both federal income tax and the Florida intangible personal property tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment that maintains a constant share price and offers the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shown below indicates the risks of investing in the Florida Tax-Free Money Market Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.

FLORIDA TAX-FREE MONEY MARKET FUND PERFORMANCE

YEARS           TOTAL RETURN

1993                2.24%

1994                2.40%

1995                3.56%

1996                2.98%

1997                3.00%

1998                2.94%

1999                2.63%

2000                3.45%

2001                2.51%

During the period shown in the bar chart, the highest quarterly return was 0.94% (for the quarter ended June 30, 1995) and the lowest quarterly return was 0.42% (for the quarter ended December 31, 2001).

The year-to-date return of the Fund's shares as of September 30, 2002 is 0.90%.

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
1.800.543.0407.

The following table indicates the risks of investing in the Florida Tax-Free Money Market Fund. It shows the Fund's average annual returns for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001
                                                                         Since
                                                 1 Year      5 Years      Fund
                                                                        Started*

FLORIDA TAX-FREE MONEY MARKET FUND                 2.51%       2.90%       2.87%
--------------------------------------------------------------------------------
*The Fund began operations on November 13, 1992.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                  Shareholder Fees
                                                      (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                       None
-------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                   None
-------------------------------------------------------------------------------------------------
Redemption Fee                                                          *
-------------------------------------------------------------------------------------------------
Exchange Fee                                                           None
-------------------------------------------------------------------------------------------------
Check Redemption Processing Fee                                        None
-------------------------------------------------------------------------------------------------

                                                            Annual Fund Operating Expenses1
                                                    (expenses that are deducted from Fund assets)

Management Fees                                                        0.50%
-------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                              0.22%
-------------------------------------------------------------------------------------------------
Other Expenses                                                         0.89%
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   1.38%
-------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement2                               0.73%
-------------------------------------------------------------------------------------------------
Net Expenses                                                           0.65%
-------------------------------------------------------------------------------------------------

* You may be charged up to $15 for each wire redemption. This fee is subject to change.

1 Annual Fund Operating Expenses shown above are based upon actual operating history for the fiscal year ended June 30, 2002, except they have been restated to reflect a 0.055% increase in expenses due to the current fee arrangement with the Fund's administrator.

2 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.75% or below. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2003.

The following example should help you compare the cost of investing in the Florida Tax-Free Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                            $   66
--------------------------------------------------------------
3 Years                           $  365
--------------------------------------------------------------
5 Years                           $  685
--------------------------------------------------------------
10 Years                          $1,594
--------------------------------------------------------------

The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors.

INVESTMENT STRATEGIES AND RISKS


CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------

Each Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goal.

CAN A FUND CHANGE ITS INVESTMENT GOAL?
--------------------------------------------------------------------------------

The Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund may each change its investment goal by a vote of the Board of Trustees, without shareholder approval. You would be notified at least 30 days before any such change takes effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES IN ADDITION TO THEIR
PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also invest in the following types of municipal obligations:

     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    When-issued obligations
     o    Obligations with puts attached
     o    Floating and variable rate obligations
     o    Lease obligations

The Tax-Free Intermediate Term Fund may also invest in municipal obligations rated in the fourth highest category by a rating agency.

THE FUNDS AT A GLANCE
--------------------------------------------------------------------------------

The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the main risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES A FUND MIGHT INVEST IN?
--------------------------------------------------------------------------------
The following table shows the types of securities in which each Fund generally will invest. Investments marked P are principal investments. Investments marked O are other types of securities in which the Fund may invest to a lesser extent. Some of the Funds' investments are described in detail below.

                                                 OHIO     TAX-FREE                 CALIFORNIA
                                  TAX-FREE     INSURED     MONEY      OHIO TAX-     TAX-FREE     FLORIDA TAX-
                                INTERMEDIATE   TAX-FREE    MARKET    FREE MONEY       MONEY       FREE MONEY
                                 TERM FUND       FUND       FUND     MARKET FUND   MARKET FUND   MARKET FUND
FINANCIAL INSTRUMENTS
  Invests primarily in               P             P          P           P             P              P
     municipal obligations
  Invests primarily in
     money market                                             P           P             P              P
     instruments
  Invests primarily in
     investment grade debt           P             P
     securities
  Invests in floating and
     variable rate municipal         O             O          P           P             P              P
     obligations
  Invests in when-issued             O             O          P           P             P              P
     obligations
  Invests in obligations with        O             O          P           P             P              P
     puts attached
  Invests in lease                   O             O
     obligations
INVESTMENT TECHNIQUES
  Emphasizes federal tax-            P             P          P           P             P              P
     exempt income
  Emphasizes state tax-                            P                      P             P              P
     exempt income
  Emphasizes insured                               P
     municipal obligations

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

ASSETS are defined as net assets plus the amount of any borrowings for investment purposes. This definition applies to the discussion of the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund's principal investment strategies.

MUNICIPAL OBLIGATIONS are debt securities issued by states and their political subdivisions, agencies, authorities and instrumentalities to finance public works facilities, to pay general operating expenses or to refinance outstanding debt. Municipal obligations may also be issued to finance various private activities for the construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. The two principal types of municipal obligations are general obligation bonds and revenue bonds, including industrial revenue bonds. General obligation bonds are backed by the issuer's full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial revenue bonds are backed by the credit of a private user of the facility. Municipal obligations pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax, including the alternative minimum tax.

     o Ohio Municipal Obligations are issued by the State of Ohio and its agencies. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax.

     o California Municipal Obligations are issued by the State of California and its agencies. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and California income tax.

     o Florida Municipal Obligations are issued by the State of Florida and its agencies. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and the Florida intangible personal property tax.

FLOATING AND VARIABLE RATE MUNICIPAL OBLIGATIONS are municipal obligations with interest rates that are adjusted when a specific interest rate index changes (floating rate obligations) or on a schedule (variable rate obligations). Although there may not be an active secondary market for a particular floating or variable rate obligation, these obligations usually have demand features that permit a Fund to demand payment in full of the principal and interest. Obligations with demand features are often secured by letters of credit issued by a bank or other financial institution. A letter of credit may reduce the risk that an entity will not be able to meet the Fund's demand for repayment of principal and interest.

WHEN-ISSUED OBLIGATIONS are municipal obligations that are paid for and delivered within 15 to 45 days after the date of purchase. A Fund investing in when-issued obligations will maintain a segregated account of cash or liquid securities to pay for its when-issued obligations and this account will be valued daily in order to account for market fluctuations in the value of its when-issued obligations.

OBLIGATIONS WITH PUTS ATTACHED are municipal obligations that may be resold back to the seller at a specific price or yield within a specific period of time. A Fund will purchase obligations with puts attached for liquidity purposes and may pay a higher price for obligations with puts attached than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation.

LEASE OBLIGATIONS are municipal obligations that constitute participations in lease obligations of municipalities to acquire land and a wide variety of equipment and facilities. While a lease obligation is not a general obligation of the municipality that has pledged its taxing power, a lease obligation is ordinarily backed by the municipality's promise to budget for, appropriate for and make payments due under the obligation. Some lease obligations may contain specific clauses providing that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis.

INSURED MUNICIPAL OBLIGATIONS are municipal obligations that require an insurer to make payments of principal and interest, when due, if the issuer defaults on its payments. The obligations purchased by the Ohio Insured Tax-Free Fund will be insured either through an insurance policy purchased by the issuer of the obligation or through an insurance policy purchased by the Fund.

HOW CAN I TELL, AT A GLANCE, A FUND'S KEY RISKS?
--------------------------------------------------------------------------------

The following table shows some of the main risks to which each Fund is subject. Risks marked P are principal risks. Risks marked O are other risks that may impact the Fund to a lesser extent. Each risk is described in detail below.

                                                 OHIO     TAX-FREE                 CALIFORNIA
                                  TAX-FREE     INSURED     MONEY      OHIO TAX-     TAX-FREE     FLORIDA TAX-
                                INTERMEDIATE   TAX-FREE    MARKET    FREE MONEY       MONEY       FREE MONEY
                                 TERM FUND       FUND       FUND     MARKET FUND   MARKET FUND   MARKET FUND

CREDIT RISK                          P             P          P           P             P              P
---------------------------------------------------------------------------------------------------------
INTEREST RATE RISK                   P             P          P           P             P              P
---------------------------------------------------------------------------------------------------------
NON-DIVERSIFICATION RISK                           P                      P             P              P
---------------------------------------------------------------------------------------------------------
CONCENTRATION RISK                   P             P          P           P             P              P
---------------------------------------------------------------------------------------------------------
TAX RISK                             O             O          O           O             O              O
---------------------------------------------------------------------------------------------------------

RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

CREDIT RISK. The securities in a Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of a Fund's portfolio securities. Securities in the lowest category of investment grade may have some risky characteristics and changes in economic conditions may be more likely to cause issuers of these securities to be unable to make payments.

INTEREST RATE RISK. Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is subject to the risk that the market value of its portfolio securities will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

The yield of the Tax-Free Money Market Fund, the Ohio Tax-Free Market Money Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund (the "Money Market Funds") will vary from day to day due to changes in interest rates. Generally, each Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

NON-DIVERSIFICATION RISK. A non-diversified Fund may invest more than 5% of its assets in the securities of a single issuer. This may cause the value of the Fund's shares to be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares in a diversified fund.

CONCENTRATION RISK. A Fund that invests a significant portion of its total assets (more than 25%) in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) or in the securities of a particular state is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not concentrate its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of concentration will affect other securities in that area of concentration in the same manner, thereby increasing the risk of such investments.

     o Ohio Municipal Obligations. Economic and political conditions in the state of Ohio may impact the value of Ohio municipal obligations.
          Ohio's economy continues to diversify away from a dominant manufacturing base to a more balanced service and trade-oriented economy. Manufacturing continues to dominate, representing 25% of the state's income in 1999, compared to the national average of 16%, leaving the state more vulnerable to economic cycles. The state's manufacturing base remains very important to its overall economy, but is expected to experience very little growth in the future. Ohio's economy is expected to continue a very slow expansion and diversification in the long term, with jobs added in the high technology sectors as part of direct state initiatives. The Ohio Constitution requires a balanced budget and positive ending fund balances. The governor has implemented more budget cuts for fiscal 2003 to mitigate the projected $1.15 billion budget shortfall. Additional sources of revenue for the fiscal year will come from an increase in the state cigarette tax, an extension of the state income tax to Ohio-based trusts, and transfers of money from the state's budget stabilization fund and the tobacco settlement fund. The state operates primarily from its general revenue fund, which is funded primarily from sales and personal income taxes. The state's budget shortfalls are due mostly to the very weak performance of personal income taxes. The state's wealth and income levels slightly lag national averages, as the state's personal income average was 95.7% of the nation's in 2000. Although no issuers of Ohio municipal obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Ohio municipal obligations.

     o California Municipal Obligations. Economic and political conditions in the state of California may impact the value of California municipal obligations. California has a broad-based economy that has grown rapidly in past years, enabling the state to accumulate substantial cash resources. Although the state's economy has slowed down in accordance with national trends, California's economy has recently performed better than the U.S. economy. The state's 2000 median household income is 112.6% of the national level. State employment growth has slowed but remains better than the nation. Nevertheless, the 1.4% total state personal income gain in 2001 significantly lagged the nation's 5% gain, partly as a result of capital gains reductions for the state's many high technology entrepreneurs. The energy crisis that began in late 2000 has resulted in increased financial risks for the state. As a result of continuous expenditures by the state for the purchase of power, the state's cash reserves have been significantly depleted. The state is expected to issue $12.5 billion in revenue bonds to reimburse the general fund for $6.1 billion of state power purchases made last year and $500 million of interest. The state's weakened general fund cash position has resulted in a proposed fiscal 2003 budget that projects a two-year $12.5 billion shortfall in general fund revenues. The proposed 2003 budget closes the revenue gap with a large number of onetime and uncertain revenue measures along with some ongoing expenditure cuts. Although personal income taxes have declined, relatively stable state sales taxes and reduced state cash spending has enabled the state to avoid significant cash flow problems. Future deficits may also worsen due to the recent passage of Proposition 42, which segregates future gas tax revenues, currently used by the general fund, solely for transportation purposes. The state is also now saddled with expensive long-term electric supply contracts, signed at the height of the state's energy crisis, at prices well in excess of current market rates and state retail electric rates are among the highest in the nation. In April 2001, Standard & Poor's lowered its ratings on the general obligation bonds issued by California to A+. Moody's downgraded the state's credit rating in May 2001 and once again in November 2001 to bring its rating to A2. Both rating agencies cited the negative impact created by the energy crisis, as well as the weakening economic conditions that have negatively impacted the state's revenues. Although no issuers of California municipal obligations are currently in default on their payments of interest and principal, a default could adversely impact the market values and marketability of all California municipal obligations.

     o Florida Municipal Obligations. Economic and political conditions in the state of Florida may impact the value of Florida municipal obligations. Florida has a service-based economy that has performed well, recording strong and consistent growth in population, employment and income. Florida's location, climate, natural resources, and favorable tax environment continue to drive economic performance. Tourism is one of Florida's largest export industries, drawing purchasing power from outside of the state and creating jobs, income and state and local tax revenues. Recent estimates indicate that visitors to Florida spend almost $50 billion each year and pay a significant portion of the state's sales tax. Florida does not have a tax on personal income but has an ad valorem tax on intangible personal property as well as sales and use taxes. These taxes are the principal source of funds to meet state expenses, including the repayment of its debt obligations. As a result, the state has a relatively narrow tax base with approximately 73% of its revenues derived from the 6% sales and use tax. Despite this reliance on a cyclical revenue source, Florida has managed its overall financial program well. The state has generated operating surpluses in recent years while maintaining tax levels and funding growth-related service requirements. The national recession and the September terrorist attacks have caused a revenue shortfall in Florida. Fiscal 2002 marks the first time since 1975 that either sales tax or total general revenue collections have fallen from the previous year. The state has revised its revenue projections downward by $1.3 billion or 6.6%. The state is required to have a balanced budget and has responded to its budget gap by cutting costs across all program areas and suspending the planned intangible tax cut. In addition, K-12 educational spending is expected to go over its budget due to higher than expected enrollment. Funding for the K-12 public education system in the state accounts for almost 36% of the General Revenue appropriations. The outlook for fiscal year 2003 is more optimistic, as revenues appear to be picking up. Revenue estimates project that the fiscal year 2003 general revenue collections will increase by more that $800 million from the previous year. The length and duration of the national economic slowdown and the lasting effect of September 11 will be key determinants in the state's economic and revenue performance in fiscal 2003, particularly tourism activity. Although no Florida municipal obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Florida municipal obligations.

TAX RISK. Certain provisions of the Internal Revenue Code relating to the issuance of municipal obligations may reduce the volume of municipal securities that qualify for federal tax exemptions. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal became law, it may reduce the number of municipal obligations available for purchase by a Fund and could adversely affect the Fund's shareholders. If this occurs, the Fund would reevaluate its investment goals and strategies and may submit possible changes in its structure to shareholders.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Cincinnati, Ohio 45202, is the investment advisor for the Funds.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 2001, Touchstone Advisors had approximately $1.8 billion in assets under management.

Touchstone Advisors is responsible for selecting each Fund's sub-advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Funds' sub-advisor, including:

     o    Level of knowledge and skill

     o    Performance as compared to its peers or benchmark

     o    Consistency of performance over 5 years or more

     o    Level of compliance with investment rules and strategies

     o    Employees, facilities and financial strength

     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Funds' sub-advisor through various analyses and through in-person, telephone and written consultations with the sub-advisor.

Touchstone Advisors discusses its expectations for performance with the sub-advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not a sub-advisor's contract should be renewed, modified or terminated.

The Trust and Touchstone Advisors have applied for, and the Securities and Exchange Commission has granted, an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change investment advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone funds. Shareholders of a Fund will be notified of any changes in the sub-advisor to that Fund.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the sub-advisor, custodian, transfer and accounting agent and administrator.

Each Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Fund sub-advisor a fee for its services. The fee paid to Touchstone Advisors by each Fund (except the Ohio Tax-Free Money Market
Fund) during its most recent fiscal year was 0.50% of average daily net assets. The fee paid to Touchstone Advisors by the Ohio Tax-Free Money Market Fund during its most recent fiscal year was 0.42% of average daily net assets.

FUND SUB-ADVISOR
--------------------------------------------------------------------------------

The Fund sub-advisor makes the day-to-day decisions regarding buying and selling specific securities for each Fund. The sub-advisor manages the investments held by a Fund according to the Fund's investment goals and strategies.

SUB-ADVISOR TO THE FUNDS
--------------------------------------------------------------------------------

FORT WASHINGTON INVESTMENT ADVISORS, INC. ("FORT WASHINGTON")
420 East Fourth Street, Cincinnati, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of December 31, 2001, Fort Washington had assets under management of approximately $19 billion. Fort Washington has been managing each Fund since May 1, 2000.

John J. Goetz, CFA, is primarily responsible for managing each Fund's portfolio and has been managing the Funds since October 1986. Mr. Goetz has been a Vice President and Senior Portfolio Manager of Fort Washington since May 2000. He was employed by the Trust's previous investment adviser from 1981 until April 2000.

The fee paid by Touchstone Advisors to Fort Washington during the most recent fiscal year was 0.20% of average daily net assets for each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund and 0.15% of average daily net assets for each of the Money Market Funds.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Funds' sub-advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

CHOOSING A CLASS OF SHARES


TAX-FREE INTERMEDIATE TERM FUND AND OHIO INSURED TAX-FREE FUND
--------------------------------------------------------------------------------

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer Class A shares, Class B shares and Class C shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

CLASS A SHARES
--------------------------------------------------------------------------------

The offering price of Class A shares of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to its net asset value ("NAV") plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

                                    SALES CHARGE AS % OF    SALES CHARGE AS % OF
AMOUNT OF YOUR INVESTMENT              OFFERING PRICE        NET AMOUNT INVESTED
-------------------------              --------------        -------------------

Under $50,000                               4.75%                  4.99%
$50,000 but less than $100,000              4.50%                  4.72%
$100,000 but less than $250,000             3.50%                  3.63%
$250,000 but less than $500,000             2.95%                  3.04%
$500,000 but less than $1 million           2.25%                  2.31%
$1 million or more                          0.00%                  0.00%

There is no front-end sales charge if you invest $1 million or more in a Fund. This includes large total purchases made through programs such as aggregation, concurrent purchases, letters of intent and rights of accumulation. These programs are described more fully in the Statement of Additional Information ("SAI"). In addition, there is no front-end sales charge on purchases by certain persons related to the Funds or their service providers and certain other persons listed in the SAI. At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

If you redeem shares that you purchased as part of the $1 million purchase within 1 year, you may pay a contingent deferred sales charge ("CDSC"), a sales charge you pay when you redeem your shares, of 1% on the shares redeemed.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have each adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") for its Class A shares. This plan allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. Under the plan, each Fund pays an annual fee of up to 0.25% of its average daily net assets that are attributable to Class A shares. Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CLASS B SHARES
--------------------------------------------------------------------------------

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $500,000, A REQUEST TO PURCHASE CLASS B SHARES FOR $500,000 OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class B shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC will be charged if you redeem Class B shares within 6 years after you purchased them. The amount of the CDSC will depend on how long you have held your shares, as set forth in the following table:

                                                             CDSC AS A
YEAR SINCE PURCHASE PAYMENT MADE                   % OF AMOUNT SUBJECT TO CHARGE

First                                                          5.00%
--------------------------------------------------------------------------------
Second                                                         4.00%
--------------------------------------------------------------------------------
Third                                                          3.00%
--------------------------------------------------------------------------------
Fourth                                                         2.00%
--------------------------------------------------------------------------------
Fifth                                                          1.00%
--------------------------------------------------------------------------------
Sixth                                                          1.00%
--------------------------------------------------------------------------------
Seventh and thereafter*                                        None
--------------------------------------------------------------------------------

*Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have each adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class B shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class B shares and for services provided to holders of Class B shares. Under the plan, each Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares in the month of your 8-year anniversary date or in the beginning of the 9th year after the date of your original purchase of those shares. The conversion is based on the relative NAVs of the shares of the two classes on the conversion date and no sales charge will be imposed. Class B shares you have acquired through automatic reinvestment of dividends or capital gains will be converted in proportion to the total number of Class B shares you have purchased and own.

Since the Rule 12b-1 distribution fees for Class A shares are lower than for Class B shares, converting to Class A shares will lower your expenses.

CLASS C SHARES
--------------------------------------------------------------------------------

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $1 MILLION, A REQUEST TO PURCHASE CLASS C SHARES FOR $1 MILLION OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class C shares of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have each adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class C shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class C shares and for services provided to holders of Class C shares. Under the plan, each Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

TAX-FREE MONEY MARKET FUND, CALIFORNIA TAX-FREE MONEY MARKET FUND AND FLORIDA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Each of the Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its shares. This plan allows each Fund to pay an annual fee of up to 0.25% of its average daily net assets for the sale and distribution of shares. Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

OHIO TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

RETAIL SHARES. The Ohio Tax-Free Money Market Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Retail shares. This plan allows the Fund to pay an annual fee of up to 0.25% of the average daily net assets of Retail shares for the sale and distribution of shares. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

INSTITUTIONAL SHARES. Institutional shares are not subject to Rule 12b-1 distribution fees. Institutional shares do not offer checkwriting privileges, the automatic investment plan or the systematic withdrawal plan. The minimum initial investment in Institutional shares ordinarily is $1 million.

INVESTING WITH TOUCHSTONE


CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES
--------------------------------------------------------------------------------

You can contact your financial advisor to purchase shares of the Funds. You may also purchase shares of any Fund directly from Touchstone Securities, Inc. ("Touchstone"). In any event, you must complete the investment application included in this Prospectus. You may also obtain an investment application from Touchstone or your financial advisor.

Shares of the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund may not be eligible for sale in your state of residence.

For more information about how to purchase shares or to determine whether a Fund is available for sale in your state, telephone Touchstone (Nationwide call toll-free 1.800.543.0407).

     ! INVESTOR ALERT: Each Touchstone fund reserves the right to reject any purchase request - including exchanges from other Touchstone funds - that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required to purchase shares as well as to learn about the various ways you can purchase your shares.

                                 CLASS A SHARES
                                 CLASS B SHARES           INSTITUTIONAL SHARES
                                 CLASS C SHARES

                              Initial     Additional     Initial     Additional
                             Investment   Investment    Investment   Investment

REGULAR ACCOUNT                $1,000        $50        $1,000,000       $50
--------------------------------------------------------------------------------
INVESTMENTS THROUGH THE                                    Not          Not
AUTOMATIC INVESTMENT PLAN       $50          $50        Available     Available
--------------------------------------------------------------------------------

     ! INVESTOR ALERT: Touchstone may change these initial and additional investment minimums at any time.

HOUSEHOLDING POLICY. The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, telephone Touchstone toll-free at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request.

If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

For information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407).

You can invest in the Funds in the following ways:

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Family of Funds.

o Send your check with the completed investment application to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354.

o Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

o    You may also open an account through your financial advisor.

o We price direct purchases in the Funds based upon the next determined public offering price (NAV plus any applicable sales charge) after your order is received. Direct purchase orders received by Touchstone by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m., Eastern time, are processed at that day's public offering price. Direct investments received by Touchstone after the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day. Purchase orders received by financial advisors before the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m., Eastern time, are processed at that day's public offering price. Purchase orders received from financial advisors after 5:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day.

o You may receive a dividend in any Money Market Fund on the day you wire an investment if you notify Touchstone of your wire by 12:00 noon, Eastern time, on that day. Your purchase will be priced based upon the next determined NAV after a proper order is received.

BY EXCHANGE

o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund at NAV. You may also exchange Class A or Class C shares of the Funds for Class A shares of any Touchstone money market fund.

o    You do not have to pay any exchange fee for your exchange.

o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

o If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

ADDING TO YOUR ACCOUNT
--------------------------------------------------------------------------------

BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.

o    Make your check payable to the Touchstone Family of Funds.

o    Write your account number on the check.

o Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or (2) Mail the check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.

o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number.

o Purchases in the Funds will be processed at that day's NAV (or public offering price) if Touchstone receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, on a day when the NYSE is open for regular trading.

o You may receive a dividend in any Money Market Fund on the day you wire an investment if you notify Touchstone of your wire by 12:00 noon, Eastern time, on that day.

o    Banks may charge a fee for handling wire transfers.

o You should contact Touchstone or your financial advisor for further instructions.

BY EXCHANGE

o You may add to your account by exchanging shares from an unaffiliated mutual fund or from another Touchstone fund.

o For information about how to exchange shares among the Touchstone funds, see "Opening an Account - By exchange" in this Prospectus.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The various ways that you can invest in the Funds are outlined below. Touchstone does not charge any fees for these services.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in a Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this. This option is not available to Institutional shareholders in the Ohio Tax-Free Money Market Fund. For further details about this service, call Touchstone at 1.800.543.0407.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds. This occurs on a monthly basis and the minimum investment is $50. This option is not available to Institutional shareholders in the Ohio Tax-Free Money Market Fund.

DOLLAR COST AVERAGING. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone fund to any other. The applicable sales charge, if any, will be assessed.

CASH SWEEP PROGRAM (AVAILABLE ONLY TO THE MONEY MARKET FUNDS). Cash accumulations in accounts with financial institutions may be automatically invested in the Money Market Funds at the next determined NAV on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount. Institutions participating in this program are responsible for placing their orders in a timely manner. You may be charged a fee by your financial institution for participating in this program.

PROCESSING ORGANIZATIONS. You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Funds have authorized certain processing organizations to receive purchase and sales orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

     o    Charge a fee for its services

     o    Act as the shareholder of record of the shares

     o    Set different minimum initial and additional investment requirements

     o    Impose other charges and restrictions

     o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV (or offering price) next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell some or all of your shares on any day that the Fund calculates its NAV. If your request is received by Touchstone in proper form before the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY TELEPHONE

     o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application. You may only sell shares over the telephone if the amount is less than $25,000.

     o    To  sell  your  Fund  shares  by   telephone,   call   Touchstone   at
          1.800.543.0407.

     o If we receive your sale request before the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.

     o The proceeds of sales of shares in a Money Market Fund may be wired to you on the same day of your telephone request, if your request is properly made before 12:00 noon, Eastern time.

     o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery), a written request for the sale of your shares.

     o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

          o    Requiring personal identification

          o Making checks payable only to the owner(s) of the account shown on Touchstone's records

          o Mailing checks only to the account address shown on Touchstone's records

          o Directing wires only to the bank account shown on Touchstone's records

          o Providing written confirmation for transactions requested by telephone

          o    Tape recording instructions received by telephone

BY MAIL

     o    Write to Touchstone.

     o    Indicate the number of shares or dollar amount to be sold.

     o    Include your name and account number.

     o Sign your request exactly as your name appears on your investment application.

BY WIRE

     o    Complete the appropriate information on the investment application.

     o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.

     o You may be charged a fee. (There is no fee for wire redemptions of Institutional shares in the Ohio Tax-Free Money Market Fund.)

     o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

     o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

BY CHECK

     o You may open a checking account in the Tax-Free Intermediate Term Fund (Class A and Class C shares only), the Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund (Retail shares only), the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund and redeem shares by check.

     o    There is no fee for your checking account.

     o The minimum amount of each check redemption is $100. All checks written for less than the minimum amount will be returned. You may be charged a fee for checks written below the minimum.

     o Checks will be processed at the NAV on the day the check is presented to the Custodian for payment.

     o If the amount of your check is more than the value of the shares held in your account, you will be charged for each check returned for insufficient funds.

     o Shareholders of the Tax-Free Intermediate Term Fund should be aware that the Fund's NAV fluctuates daily and that writing a check is a taxable event.

     o    Checks may not be certified.

     o If you invest in a Money Market Fund through a cash sweep program with a financial institution, you may not open a checking account.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

     o You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.

     o    Withdrawals can be made monthly, quarterly, semiannually or annually.

     o    There is no special fee for this service.

     o The systematic withdrawal plan is not available to Institutional shareholders in the Ohio Tax-Free Money Market Fund.

     ooo Special Tax Consideration
Involuntary sales in the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund may result in the sale of your shares at a loss or may result in taxable investment gains.

THROUGH YOUR FINANCIAL ADVISOR

     o You may also sell shares by contacting your financial advisor, who may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.

     o Your financial advisor is responsible for making sure that sale requests are transmitted to Touchstone in proper form in a timely manner.

       ooo Special Tax Consideration
Selling your shares in the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund may cause you to incur a taxable gain or loss.

     ! INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------

If you purchase $1 million or more Class A shares at NAV, a CDSC of 1.00% will be charged on redemptions made within 1 year of purchase. A CDSC of 5.00% will be charged on redemptions of Class B shares made within 1 year of purchase. This charge will be incrementally reduced and after the 6th year there is no CDSC. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year of purchase.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC will be assessed on the lesser of your shares' NAV at the time of redemption or the time of purchase. Therefore, any increase in the share price is not subject to the CDSC. The CDSC is paid to Touchstone to reimburse expenses incurred in providing distribution-related services to the Funds in connection with the sale of shares.

No CDSC is applied if:

     o The redemption is due to the death or post-purchase disability of a shareholder

     o The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value

When we determine whether a CDSC is payable on a redemption, we assume that:

     o    The redemption is made first from amounts not subject to a CDSC; then

     o    From the earliest purchase payment(s) that remain invested in the Fund

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

SIGNATURE GUARANTEES

Some circumstances require that a request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:

     o    Proceeds from the sale of shares that exceed $100,000

     o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

     o    Proceeds are being sent to an address other than the address of record

     o Proceeds or shares are being sent/transferred from a joint account to an individual's account

     o Changing wire or ACH instructions or sending proceeds via wire or ACH when instructions have been added within 30 days of your redemption request

     o Proceeds or shares are being sent/transferred between accounts with different account registrations

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------

TAX-FREE INTERMEDIATE TERM FUND AND OHIO INSURED TAX-FREE FUND. Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 7 days (normally within 3 business days) from the date of a proper request.

MONEY MARKET FUNDS. Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone request).

PROCEEDS SENT TO FINANCIAL ADVISORS. Proceeds that are sent to your financial advisor will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you need your money sooner, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

REINSTATEMENT PRIVILEGE. You may reinvest proceeds from a sale of shares of the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund (or a dividend or capital gain distribution on these shares) in any of the Touchstone funds without a sales charge. You may do so by sending a written request and a check to Touchstone within 90 days after the date of the sale, dividend or distribution. Reinvestment will be at the next NAV calculated after Touchstone receives your request.

      ooo Special Tax Consideration
If you exercise the Reinstatement Privilege, you should contact your tax advisor.

LOW ACCOUNT BALANCES. Touchstone may sell your shares and send the proceeds to you if your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes). This involuntary sale does not apply to custodian accounts under the Uniform Gifts/Transfers to Minors Act (UGTMA). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DELAY OF PAYMENT. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays

     o    When trading on the NYSE is restricted

     o    When  an  emergency   situation  causes  the  sub-advisor  to  not  be
          reasonably able to dispose of certain securities or to fairly determine the value of a Fund's net assets

     o    During any other time when the SEC, by order, permits.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

Each Fund's share price (also called NAV) and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. Each Fund calculates its NAV per share by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by Touchstone.

The Money Market Funds seek to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, each Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. The Money Market Funds' obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Money Market Funds to maintain a stable NAV per share. However, there is no assurance that any Money Market Fund will be able to do so.

The tax-exempt assets held by the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine the fair value of the securities. If the sub-advisor believes that the valuation provided by the service does not accurately reflect the fair value of a tax-exempt security, it will value the security at the average of the prices quoted by at least two independent market makers. The quoted price will represent the market maker's opinion of the price a willing buyer would pay for the security. All other securities (and other assets) of the Funds for which market quotations are not available will be determined in good faith using procedures established by the Board of Trustees.

DISTRIBUTIONS AND TAXES

OOO  SPECIAL TAX CONSIDERATION
You should consult with your tax advisor to address your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund's dividends will be distributed daily and paid monthly. Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS. Each Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Each Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income.

Each Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Income exempt from federal tax may be subject to state and local tax. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of a Fund or choose to receive cash. Since each Fund's investment income is derived from interest rather than dividends, no portion of these distributions is eligible for the dividends received deduction available to corporations. The Money Market Funds expect that their distributions will primarily consist of investment income.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. The capital gains may be taxable at different rates depending upon how long the Fund holds its assets.

CAPITAL GAINS (TAX-FREE INTERMEDIATE TERM FUND AND OHIO INSURED TAX-FREE FUND). Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you are taxable as capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

OOO  SPECIAL TAX CONSIDERATION
For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. Your statement will give the percentage and source of income earned on tax-exempt obligations held by the Funds during the preceding year.

The Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users. Such users should consult their tax advisors before investing in the Funds.

OOO  SPECIAL TAX CONSIDERATION

     o Ohio Insured Tax-Free Fund and Ohio Tax-Free Money Market Fund. Dividends from each Fund that are exempt from federal income tax are exempt from Ohio personal income tax to the extent derived from interest on Ohio municipal obligations. Distributions received from the Funds are generally not subject to Ohio municipal income taxation. Dividends from the Funds that are exempt from federal income tax are excluded from the net income base of the Ohio corporation franchise tax. However, shares of the Funds will be included in the computation of the Ohio corporation franchise tax on the net worth basis.

     o California Tax-Free Money Market Fund. The Fund expects that substantially all dividends paid by the Fund will not be subject to California state income tax. However, the Fund may invest a portion of its assets in obligations that pay interest that is not exempt from federal income tax and/or California income tax.

     o Florida Tax-Free Money Market Fund. Florida does not impose an income tax on individuals but does have a corporate income tax. For purposes of the Florida income tax, corporate shareholders are generally subject to tax on all distributions from the Fund. Florida imposes an intangible personal property tax on shares of the Fund owned by a Florida resident on January 1 of each year unless the shares qualify for an exemption from that tax. Shares of the Fund owned by a Florida resident will be exempt from the intangible personal property tax as long as the portion of the Fund's portfolio not invested in direct U.S. Government obligations is at least 90% invested in Florida municipal obligations exempt from that tax. The Fund will attempt to ensure that, on January 1 of each year, at least 90% of its portfolio consists of Florida municipal obligations exempt from the Florida intangible personal property tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or during the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended June 30, 2000 and thereafter has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the SAI, which is available upon request. Information for the fiscal years ending before June 30, 2000 was audited by other independent accountants.

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  11.05        $  10.68      $  10.87      $  11.12      $  11.01
                                              ------------------------------------------------------------------

Income from investment operations:
     Net investment income ...............        0.45            0.47          0.48          0.48          0.50
     Net realized and unrealized gains (losses)
          on investments .................        0.17            0.37         (0.19)        (0.25)         0.11
                                              ------------------------------------------------------------------
Total from investment operations .........        0.62            0.84          0.29          0.23          0.61
                                              ------------------------------------------------------------------

Dividends from net investment income .....       (0.45)          (0.47)        (0.48)        (0.48)        (0.50)
                                              ------------------------------------------------------------------

Net asset value at end of year ...........    $  11.22        $  11.05      $  10.68      $  10.87      $  11.12
                                              ------------------------------------------------------------------

Total return(A) ..........................        5.73%           7.99%         2.75%         2.07%         5.63%
                                              ------------------------------------------------------------------

Net assets at end of year (000's) ........    $ 33,350        $ 35,698      $ 36,817      $ 47,899      $ 52,896
                                              ------------------------------------------------------------------

Ratio of gross expenses to
     average net assets(B) ...............        1.33%           1.05%         1.00%         0.99%         0.99%
Ratio of net expenses to
     average net assets ..................        0.99%           0.99%         0.99%         0.99%         0.99%
Ratio of net investment income to
     average net assets ..................        4.07%           4.31%         4.47%         4.33%         4.50%
Portfolio turnover rate ..................          58%             51%           41%           51%           36%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS B
--------------------------------------------------------------------------------------
                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------
                                                           YEAR            PERIOD
                                                           ENDED            ENDED
                                                         JUNE 30,         JUNE 30,
                                                           2002            2001(A)
--------------------------------------------------------------------------------------
Net asset value at beginning of period ..............    $  11.06         $  10.96
                                                         -------------------------

Income from investment operations:
     Net investment income ..........................        0.37             0.06
     Net realized and unrealized gains on investments        0.17             0.10
                                                         -------------------------
Total from investment operations ....................        0.54             0.16
                                                         -------------------------

Dividends from net investment income ................       (0.37)           (0.06)
                                                         -------------------------

Net asset value at end of period ....................    $  11.23         $  11.06
                                                         -------------------------

Total return(B) .....................................        4.96%            1.50%(C)
                                                         -------------------------

Net assets at end of period (000's) .................    $     60         $     --(D)
                                                         --------------------------
Ratio of gross expenses to average net assets(E) ....       49.15%(F)         1.74%(G)
Ratio of net expenses to average net assets .........        1.74%            0.00%(G)
Ratio of net investment income to average net assets         3.31%            3.56%(G)
Portfolio turnover rate .............................          58%              51%(G)

(A)  Represents  the period from the initial  public  offering of shares (May 1,
     2001) through June 30, 2001.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Class B shares net assets are less than $1,000.
(E)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.
(F) The divergence of the gross expenses between the three classes relates to the Class B net assets being significantly smaller in comparison to Class A and Class C net assets.
(G)  Annualized.

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  11.06        $  10.68      $  10.88      $  11.12      $  11.01
                                              ------------------------------------------------------------------

Income from investment operations:
     Net investment income ...............        0.37            0.39          0.40          0.40          0.42
     Net realized and unrealized gains (losses)
          on investments .................        0.17            0.38         (0.20)        (0.24)         0.11
                                              ------------------------------------------------------------------
Total from investment operations .........        0.54            0.77          0.20          0.16          0.53
                                              ------------------------------------------------------------------

Dividends from net investment income .....       (0.37)          (0.39)        (0.40)        (0.40)        (0.42)
                                              ------------------------------------------------------------------

Net asset value at end of year ...........    $  11.23        $  11.06      $  10.68      $  10.88      $  11.12
                                              ------------------------------------------------------------------

Total return(A) ..........................        4.94%           7.27%         1.88%         1.40%         4.85%
                                              ------------------------------------------------------------------

Net assets at end of year (000's) ........    $  3,597        $  3,043      $  3,374      $  4,634      $  4,747
                                              ------------------------------------------------------------------

Ratio of gross expenses to
     average net assets(B) ...............        2.51%           1.80%         1.76%         1.74%         1.74%
Ratio of net expenses to
     average net assets ..................        1.74%           1.74%         1.74%         1.74%         1.74%
Ratio of net investment income to
     average net assets ..................        3.30%           3.56%         3.72%         3.58%         3.75%
Portfolio turnover rate ..................          58%             51%           41%           51%           36%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

OHIO INSURED TAX-FREE FUND - CLASS A
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  11.89        $  11.45      $  11.74      $  12.37      $  12.22
                                              ------------------------------------------------------------------

Income from investment operations:
     Net investment income ...............        0.53            0.56          0.58          0.58          0.61
     Net realized and unrealized gains (losses)
          on investments .................        0.07            0.44         (0.29)        (0.34)         0.23
                                              ------------------------------------------------------------------
Total from investment operations .........        0.60            1.00          0.29          0.24          0.84
                                              ------------------------------------------------------------------

Less distributions:
     Dividends from net investment income        (0.53)          (0.56)        (0.58)        (0.58)        (0.61)
     Distributions from net realized gains       (0.02)             --            --         (0.29)        (0.08)
                                              ------------------------------------------------------------------
Total distributions ......................       (0.55)          (0.56)        (0.58)        (0.87)        (0.69)
                                              ------------------------------------------------------------------

Net asset value at end of year ...........    $  11.94        $  11.89      $  11.45      $  11.74      $  12.37
                                              ------------------------------------------------------------------

Total return(A) ..........................        5.15%           8.88%         2.60%         1.81%         7.03%
                                              ------------------------------------------------------------------

Net assets at end of year (000's) ........    $ 54,348        $ 54,791      $ 59,600      $ 62,737      $ 69,289
                                              ------------------------------------------------------------------

Ratio of gross expenses to
     average net assets(B) ...............        1.06%           0.78%         0.77%         0.75%         0.75%
Ratio of net expenses to
     average net assets ..................        0.75%           0.75%         0.75%         0.75%         0.75%
Ratio of net investment income to
     average net assets ..................        4.47%           4.77%         5.08%         4.72%         4.95%
Portfolio turnover rate ..................          28%             20%           66%           26%           41%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

OHIO INSURED TAX-FREE FUND - CLASS B
--------------------------------------------------------------------------------------
                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------
                                                           YEAR            PERIOD
                                                           ENDED            ENDED
                                                         JUNE 30,         JUNE 30,
                                                           2002            2001(A)
--------------------------------------------------------------------------------------
Net asset value at beginning of period ..............    $  11.88         $  11.76
                                                         -------------------------

Income from investment operations:
     Net investment income ..........................        0.46             0.11
     Net realized and unrealized gains on investments        0.09             0.12
                                                         -------------------------
Total from investment operations ....................        0.55             0.23
                                                         -------------------------

Less distributions:
     Dividends from net investment income ...........       (0.46)           (0.11)
     Distributions from net realized gains ..........       (0.02)              --
                                                         -------------------------
Total distributions .................................       (0.48)           (0.11)
                                                         -------------------------

Net asset value at end of period ....................    $  11.95         $  11.88
                                                         -------------------------

Total return(B) .....................................        4.72%            1.98%(C)
                                                         -------------------------

Net assets at end of period (000's) .................    $    161         $     40
                                                         -------------------------

Ratio of gross expenses to average net assets(D) ....       17.23%(E)         0.52%(F)
Ratio of net expenses to average net assets .........        1.50%            0.50%(F)
Ratio of net investment income to average net assets         3.69%            1.40%(F)
Portfolio turnover rate .............................          28%              20%(F)

(A)  Represents  the period from the initial  public  offering of shares (May 1,
     2001) through June 30, 2001.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.
(E) The divergence of the gross expenses between the three classes relates to the Class B net assets being significantly smaller in comparison to Class A and Class C net assets.
(F)  Annualized.

OHIO INSURED TAX-FREE FUND - CLASS C
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  11.89        $  11.44      $  11.74      $  12.37      $  12.22
                                              ------------------------------------------------------------------

Income from investment operations:
     Net investment income ...............        0.44            0.47          0.49          0.49          0.52
     Net realized and unrealized gains
          (losses) on investments ........        0.09            0.45         (0.30)        (0.34)         0.23
                                              ------------------------------------------------------------------
Total from investment operations .........        0.53            0.92          0.19          0.15          0.75
                                              ------------------------------------------------------------------

Less distributions:
     Dividends from net investment income        (0.44)          (0.47)        (0.49)        (0.49)        (0.52)
     Distributions from net realized gains       (0.02)             --            --         (0.29)        (0.08)
                                              ------------------------------------------------------------------
Total distributions ......................       (0.46)          (0.47)        (0.49)        (0.78)        (0.60)
                                              ------------------------------------------------------------------

Net asset value at end of year ...........    $  11.96        $  11.89      $  11.44      $  11.74      $  12.37
                                              ------------------------------------------------------------------

Total return(A) ..........................        4.54%           8.15%         1.75%         1.05%         6.24%
                                              ------------------------------------------------------------------

Net assets at end of year (000's) ........    $  4,910        $  4,526      $  3,585      $  4,740      $  5,215
                                              ------------------------------------------------------------------

Ratio of gross expenses
     to average net assets(B) ............        2.04%           1.52%         1.56%         1.50%         1.50%
Ratio of net expenses to
     average net assets ..................        1.50%           1.50%         1.50%         1.50%         1.50%
Ratio of net investment income to
     average net assets ..................        3.72%           4.00%         4.42%         3.97%         4.20%
Portfolio turnover rate ..................          28%             20%           66%           26%           41%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Net investment income ....................       0.017           0.034         0.032         0.027         0.030
                                              ------------------------------------------------------------------
Net realized gains on investments ........       0.000(A)           --            --            --            --
                                              ------------------------------------------------------------------
Dividends from net investment income .....      (0.017)         (0.034)       (0.032)       (0.027)       (0.030)
                                              ------------------------------------------------------------------
Net asset value at end of year ...........    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Total return .............................        1.73%           3.45%         3.22%         2.75%         3.03%
                                              ------------------------------------------------------------------
Net assets at end of year (000's) ........    $ 23,532        $ 22,409      $ 25,194      $ 25,234      $ 37,383
                                              ------------------------------------------------------------------
Ratio of gross expenses to
     average net assets(B) ...............        1.39%           1.09%         1.00%         0.95%         0.92%
Ratio of net expenses to
     average net assets ..................        0.89%           0.89%         0.89%         0.89%         0.92%
Ratio of net investment income to
     average net assets ..................        1.71%           3.42%         3.15%         2.74%         2.98%

(A)  Amount rounds to less than $0.0005.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

OHIO TAX-FREE MONEY MARKET FUND - RETAIL
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Net investment income ....................       0.015           0.033         0.031         0.027         0.030
                                              ------------------------------------------------------------------
Net realized losses on investments .......      (0.000)(A)          --            --            --            --
                                              ------------------------------------------------------------------
Dividends from net investment income .....      (0.015)         (0.033)       (0.031)       (0.027)       (0.030)
                                              ------------------------------------------------------------------
Net asset value at end of year ...........    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Total return .............................        1.47%           3.31%         3.09%         2.73%         3.07%
                                              ------------------------------------------------------------------
Net assets at end of year (000's) ........    $211,083        $211,564      $214,561      $214,691      $205,316
                                              ------------------------------------------------------------------
Ratio of gross expenses to
     average net assets(B) ...............        0.78%           0.75%         0.77%         0.77%         0.76%
Ratio of net expenses to
     average net assets ..................        0.75%           0.75%         0.75%         0.75%         0.75%
Ratio of net investment income to
     average net assets ..................        1.46%           3.29%         3.04%         2.68%         3.02%

(A)  Amount rounds to less than $0.0005.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Net investment income ....................       0.017           0.035         0.033         0.029         0.033
                                              ------------------------------------------------------------------
Net realized losses on investments .......      (0.000)(A)          --            --            --            --
                                              ------------------------------------------------------------------
Dividends from net investment income .....      (0.017)         (0.035)       (0.033)       (0.029)       (0.033)
                                              ------------------------------------------------------------------
Net asset value at end of year ...........    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Total return .............................        1.72%           3.58%         3.35%         2.98%         3.33%
                                              ------------------------------------------------------------------
Net assets at end of year (000's) ........    $210,679        $185,381      $132,889      $176,106      $115,266
                                              ------------------------------------------------------------------
Ratio of gross expenses to
     average net assets(B) ...............        0.51%           0.50%         0.52%         0.51%         0.52%
Ratio of net expenses to
     average net assets ..................        0.50%           0.50%         0.50%         0.50%         0.50%
Ratio of net investment income to
     average net assets ..................        1.69%           3.52%         3.25%         2.93%         3.27%

(A)  Amount rounds to less than $0.0005.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

CALIFORNIA TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Net investment income ....................       0.012           0.028         0.027         0.025         0.029
                                              ------------------------------------------------------------------
Net realized gains on investments ........       0.000(A)           --            --            --            --
                                              ------------------------------------------------------------------
Dividends from net investment income .....      (0.012)         (0.028)       (0.027)       (0.025)       (0.029)
                                              ------------------------------------------------------------------
Net asset value at end of year ...........    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Total return .............................        1.17%           2.84%         2.75%         2.56%         2.94%
                                              ------------------------------------------------------------------
Net assets at end of year (000's) ........    $ 84,406        $ 69,485      $ 62,900      $ 47,967      $ 41,013
                                              ------------------------------------------------------------------
Ratio of gross expenses to
     average net assets(B) ...............        0.92%           0.75%(C)      0.75%         0.75%         0.77%
Ratio of net expenses to
     average net assets ..................        0.75%           0.75%         0.75%         0.75%         0.77%
Ratio of net investment income to
     average net assets ..................        1.13%           2.84%         2.72%         2.52%         2.89%

(A)  Amount rounds to less than $0.0005.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.
(C)  The fees waived by the Adviser in 2001 were less than 0.01%.

FLORIDA TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Net investment income ....................       0.017           0.033         0.030         0.026         0.030
                                              ------------------------------------------------------------------
Net realized losses on investments .......      (0.000)(A)          --            --            --            --
                                              ------------------------------------------------------------------
Dividends from net investment income .....      (0.017)         (0.033)       (0.030)       (0.026)       (0.030)
                                              ------------------------------------------------------------------
Net asset value at end of year ...........    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Total return .............................        1.66%           3.30%         3.05%         2.68%         3.03%
                                              ------------------------------------------------------------------
Net assets at end of year (000's) ........    $ 18,128        $ 16,690      $ 18,244      $ 21,371      $ 14,368
                                              ------------------------------------------------------------------
Ratio of gross expenses to
     average net assets(B) ...............        1.26%           1.01%         1.00%         0.98%         0.95%
Ratio of net expenses to
     average net assets ..................        0.65%           0.65%         0.73%         0.75%         0.75%
Ratio of net investment income to
     average net assets ..................        1.64%           3.26%         2.98%         2.58%         2.98%

(A)  Amount rounds to less than $0.0005.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

TOUCHSTONE                                                                                                 RETURN COMPLETED FORM TO:
INVESTMENTS                                                                                               Touchstone Family of Funds
                                                                                                                       P.O. Box 5354
                                                                                                                Cincinnati, OH 45202
                                                                                        For assistance in completing this form, call
NOT FOR USE WITH IRAS, SEP, SIMPLE, COVERDELL OR 403(b) PLANS                                                           800.543.0407

Was order previously telephoned in?    o  Yes    o  No    If yes, date (     /     /     ) and confirmation #_______________________
====================================================================================================================================
1a.  ACCOUNT REGISTRATION (check one box only)(*This information must be provided to open an account.)
====================================================================================================================================

o INDIVIDUAL   o JOINT TENANT (For joint-owners, joint tenancy with right of survivorship is presumed unless otherwise specified.)
------------------------------------------------------------------------------------------------------------------------------------
Name of Individual Owner - First, Initial, Last*           Name of Joint Owner (if any) - First, Initial, Last*

------------------------------------------------------------------------------------------------------------------------------------
Owner's Social Security Number*       Date of Birth*            Joint Owner's Social Security Number*              Date of Birth*

------------------------------------------------------------------------------------------------------------------------------------
o GIFT/TRANSFER TO A MINOR (Only one custodian and minor)
------------------------------------------------------------------------------------------------------------------------------------
Name of Minor - First, Initial, Last*
                                                            Under the ________________________ Uniform Gifts/Transfers to Minors Act
                                                                    (State of minor's residence)
------------------------------------------------------------------------------------------------------------------------------------
Name of Custodian - First, Initial, Last*                    Minor's Social Security Number*               Minor's Date of Birth*

------------------------------------------------------------------------------------------------------------------------------------
o TRUST (Must provide copy of Trust document)               o EMPLOYER SPONSORED QUALIFIED PLAN (Must provide copy of plan document)
------------------------------------------------------------------------------------------------------------------------------------
Name of Trust Agreement/Qualified Plan                         Taxpayer I.D. Number*                    Date of Trust Agreement

------------------------------------------------------------------------------------------------------------------------------------
Name of Trustee(s) - First, Initial, Last                   Name of Beneficiary - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Name of Plan Administrator              Address             Phone Number             Fax Number          E-mail Address

------------------------------------------------------------------------------------------------------------------------------------
o CORPORATION, PARTNERSHIP OR OTHER ENTITY                  1b.  FOR ALL ACCOUNT TYPES
------------------------------------------------------------------------------------------------------------------------------------
Name of Corporation or Other Entity*                         Occupation and Employer Name/Address

------------------------------------------------------------------------------------------------------------------------------------
Taxpayer I.D. Number*                                        Are you an associated person of an NASD member?
                                                            o Yes     o No
====================================================================================================================================
2.   ADDRESS (P.O. Box not acceptable without street address)
====================================================================================================================================
Street                                                      Home Phone
                                                            (     )
------------------------------------------------------------------------------------------------------------------------------------
City                                                        Business Phone
                                                            (     )
------------------------------------------------------------------------------------------------------------------------------------
State                              Zip                      Are you a U.S. Citizen?  o  Yes    o  No (please specify country):
------------------------------------------------------------------------------------------------------------------------------------
Mailing Address (if different)
------------------------------------------------------------------------------------------------------------------------------------
Street
------------------------------------------------------------------------------------------------------------------------------------
City                               State                      Zip
====================================================================================================================================

3.   INITIAL INVESTMENT (Minimum initial investment is $1,000 per Fund or $50 with investment plan (see Section 8.) Minimum initial investment is $100,000 for the Institutional U.S. Government Money Market Fund and $1 million for Institutional Shares in the
     Ohio Tax-Free Money Market Fund).

====================================================================================================================================
o ALLOCATE MY INVESTMENT USING THE FOLLOWING FUNDS:  O A SHARES OR O B SHARES OR O C SHARES (A SHARES WILL BE PURCHASED
                                                                                            UNLESS INDICATED OTHERWISE.)

TOUCHSTONE STOCK FUNDS                 TOUCHSTONE TAXABLE BOND FUNDS                   TOUCHSTONE TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund                    $_______  o Ohio Insured Tax-Free Fund           $______
o Small Cap Growth Fund      $_______  o Core Bond Fund                     $_______  o Tax-Free Intermediate Term Fund      $______
o Emerging Growth Fund       $_______  o Intermediate Term U.S.
o Growth Opportunities Fund  $_______    Government Bond Fund               $_______    TOUCHSTONE TAX-FREE MONEY MARKET FUNDS
o Large Cap Growth Fund      $_______                                                 o Tax-Free Money Market Fund           $______
o Enhanced 30 Fund           $_______  TOUCHSTONE TAXABLE MONEY MARKET FUNDS$_______  o California Tax-Free Money Market Fund$______
o Value Plus Fund            $_______  o Money Market Fund                  $_______  o Florida Tax-Free Money Market Fund   $______
                                       o U.S. Government Money Market Fund  $_______  o Ohio Tax-Free Money Market Fund - R  $______
                                       o Institutional U.S. Government      $_______  o Ohio Tax-Free Money Market Fund - I  $______
                                          Money Market Fund

o TOTAL INVESTMENT OF $_________________  Please make check payable to the Touchstone Family of Funds.
====================================================================================================================================
4.  HOUSEHOLDING
====================================================================================================================================
Unless the box below is checked, by signing this Application, you authorize each Fund to send one copy of prospectuses and shareholder reports to multiple shareholders in your household with the same last name.  This process, known as "householding,"
reduces costs and provides a convenience to shareholders.  If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your Touchstone Application.

(check only if you do NOT want your reports householded)

[ ] I DO NOT elect to participate in householding.
====================================================================================================================================
5.   DISTRIBUTION OPTION (check the appropriate boxes)
====================================================================================================================================
                                         Reinvest in              Pay in
                                         Additional Shares        Cash

Dividends                                 [ ]                     [ ]
Short-term capital gains                  [ ]                     [ ]
Long-term capital gains                   [ ]                     [ ]

Cross Reinvestment: From __________________________ Fund to _______________________________ Fund
                    From __________________________ Fund to _______________________________ Fund

If not specified, dividends and capital gains will be reinvested in the Fund that pays them.
====================================================================================================================================
6.   RIGHTS OF ACCUMULATION
====================================================================================================================================
If you already  have an account  with the  Touchstone  Family of Funds,  you may be eligible for reduced  sales  charges  subject to
Touchstone's confirmation of the following eligible holdings:
------------------------------------------------------------------------------------------------------------------------------------
Fund Name

------------------------------------------------------------------------------------------------------------------------------------
Shareholder Name

------------------------------------------------------------------------------------------------------------------------------------
Account Number

====================================================================================================================================
7.   LETTER OF INTENT
====================================================================================================================================
If you  intend to invest a certain  amount  over a  13-month  period in one or more of the  Touchstone  Family of Funds (excluding
Money Market Funds), you may be entitled  to a reduced  sales  charge on your initial investment. By indicating an amount below, you agree to the terms of the  Letter of Intent  set  forth in the  Statement  of  Additional Information.

  o $50,000         o $100,000          o $250,000     o $500,000        o $1,000,000 or more

Although you are not obligated to complete the Letter of Intent, if it is not fulfilled during the 13-month period, your initial
(and any subsequent) investments purchased at a reduced sales charge will be charged the approprite sales charge retroactively.

o I am already investing under an existing Letter of Intent in the following account number: ___________________________.
====================================================================================================================================
8.   AUTOMATIC INVESTMENT PLAN
====================================================================================================================================
This plan provides for regular  subsequent  investments to be made  electronically  through Automated Clearing House (ACH) from your bank account into the Fund(s) you select below. There is no charge by the Touchstone Family of Funds, and you may cancel at any time with no obligation or penalty.

Please withdraw from my bank account $ ___________ (minimum $50) monthly beginning ___/___/___ (date) to be invested per the instructions below (available any day from the 1st to the 25th).  If no date is selected, your automatic investment will occur on the 15th of the month.  If the date falls on a non-business day, your automatic investment will occur on the following business day.

TOUCHSTONE STOCK FUNDS                TOUCHSTONE TAXABLE BOND FUNDS           TOUCHSTONE TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund            $_______  o Ohio Insured Tax-Free Fund             $_______
o Small Cap Growth Fund      $_______  o Core Bond Fund             $_______  o Tax-Free Intermediate Term Fund        $_______
o Emerging Growth Fund       $_______  o Intermediate Term U.S.     $_______
o Growth Opportunities Fund               Government Bond Fund                 TOUCHSTONE TAX-FREE MONEY MARKET FUNDS
o Large Cap Growth Fund      $_______                                          o Tax-Free Money Market Fund            $_______
o Enhanced 30 Fund           $_______  TOUCHSTONE TAXABLE MONEY MARKET FUNDS   o California Tax-Free Money Market Fund $_______
o Value Plus Fund            $_______  o Money Market Fund          $_______   o Florida Tax-Free Money Market Fund    $_______
                                       o U.S. Government Money      $_______   o Ohio Tax-Free Money Market Fund-R     $_______
                                           Market Fund
------------------------------------------------------------------------------------------------------------------------------------
o Checking Account (please attach a voided check)    o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                   Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                      City                                    State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                         Bank Account Number

------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of your bank account who is not a Joint Owner of this new account with the Touchstone Family of Funds must sign here:

X                                                                                                     Date

====================================================================================================================================
9. TELEPHONE EXCHANGES AND REDEMPTIONS
====================================================================================================================================

Unless the boxes below are checked, by signing this Application,  the investor authorizes each Fund and its Transfer Agent to act on the investor's telephone  instructions,  or on telephone  instructions from any person representing to be an authorized agent of the investor and requesting a redemption or exchange on the investor's  behalf.  The undersigned  agrees that any redemption or exchange made pursuant to this authorization  shall be subject to the provisions of the current Prospectus of each Fund, and that neither the
Funds nor their Transfer Agent or Distributor, nor their respective affiliates, will be liable for any loss, damage, expense or cost which may arise out of any telephone redemption or exchange request they reasonably believe to be genuine,  including any fraudulent or unauthorized requests. The investor(s) will bear the risk of any such loss. In an effort to determine that telephone requests are genuine, the Funds and/or their Transfer Agent will employ reasonable procedures,  which may include, among others,  requiring forms of personal  identification  prior to acting upon telephone  instructions and providing  written  confirmation of the  transactions.
Telephone  conversations also may be recorded.  REDEMPTION PROCEEDS OF $1,000 OR MORE MAY BE WIRED TO THE SHAREHOLDER'S ACCOUNT AT A
COMMERCIAL BANK OR BROKERAGE FIRM IN THE UNITED STATES UPON VERBAL REQUEST IF THE BANK ACCOUNT INFORMATION IN SECTION 7 IS COMPLETE.

([CHECK] only if you do NOT want to use telephone authorization.)

o I DO NOT elect the telephone exchange privilege.          o I DO NOT elect the telephone redemption privilege.
====================================================================================================================================
10.  ELIGIBILITY FOR EXEMPTION FROM SALES CHARGE
====================================================================================================================================
o If you are eligible for exemption  from sales charges as described in the Statement of Additional  Information,  please check here and attach Form 7008.
====================================================================================================================================
11.  TAXPAYER I.D. NUMBER CERTIFICATION/SIGNATURES
====================================================================================================================================
I (We) are of legal age and capacity,  have legal authority to purchase shares, have received and read a current prospectus for each
Fund selected and agree to the terms and conditions on this Application and those contained in the current prospectus(es) (including the Statement(s) of Additional Information) of the Fund(s) selected for purchase.

I (We) acknowledge that the account will be subject to the telephone exchange and redemption  privileges (unless declined) described in the Fund's  current  Prospectus and agree that the Fund,  its  Distributor  and Transfer Agent will not be liable for any loss in acting on written or telephone instructions reasonably believed by them to be authentic.

I (We) acknowledge that we have received and understand the terms of the Trust's and  Distributor's  Privacy  Protection  Policy and
agree not to hold the Trust and its Distributor  and their  respective  officers,  employees,  agents and affiliates  liable for any actions taken pursuant to the written Privacy Protection Policy.

I (We) hereby ratify any  instructions  given pursuant to this  Application and for myself  (ourselves) and my (our)  successors and assigns do hereby release each Fund, its Distributor and its Transfer Agent and their  respective  officers,  employees,  agents and affiliates from any and all liability in the performance of the acts instructed herein.

I ACKNOWLEDGE  THAT MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS  OF, OR GUARANTEED OR ENDORSED BY, ANY BANK,  CREDIT UNION OR
INSURANCE  COMPANY AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE,  OR ANY OTHER AGENCY.  MUTUAL FUND SHARES INVOLVE
CERTAIN RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
UNDER PENALTY OF PERJURY, I/WE ALSO CERTIFY THAT:
a. The number shown on this application is my/our correct taxpayer identification  number(s) (or I am/we are waiting for a number(s)
   to be issued to me/us); and
b. I am/we are not subject to backup withholding because:
   (i) I am/we are exempt from backup withholding, or (ii) I/we have not been notified by the IRS that I am/we are subject to backup withholding as a result of a failure to report all interest or dividends, or (iii) the IRS has notified me/us that I am/we are no longer subject to backup withholding, and
c. I am/we are a U.S. person(s) (including a U.S. resident alien).

NOTE:  Mark  through  item "b" if you have  been  notified  by the IRS  that  you are  subject  to  backup  withholding  because  of underreporting interest or dividends on your tax return.

The IRS does not require  your consent to any  provision of this  document  other than the  certifications  required to avoid backup withholding.

My (Our) signature below constitutes my (our) agreement and acceptance of all the terms, conditions and account features selected in any and all parts of this Application.
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL, JOINT OR CUSTODIAN ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Signature of Individual Owner or Custodian                            Date
X
------------------------------------------------------------------------------------------------------------------------------------
Signature of Joint Owner, if any                                      Date
X
------------------------------------------------------------------------------------------------------------------------------------
CORPORATION, PARTNERSHIP, TRUST OR OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Signature of Authorized Officer, General Partner, Trustee, etc.       Date
X
------------------------------------------------------------------------------------------------------------------------------------
Title of Corporate Officer, General Partner, Trustee, etc.            Date

====================================================================================================================================
12. FOR COMPLETION BY INVESTMENT DEALER
====================================================================================================================================
We hereby submit this application for purchase of shares in accordance with the terms of our Selling Agreement with Touchstone
Securities, Inc. and with the current Prospectus for the Funds.
------------------------------------------------------------------------------------------------------------------------------------
Investment Dealer Name                                                Dealer Number

------------------------------------------------------------------------------------------------------------------------------------
Dealer's Corporate Office Address                                     City                          State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Name

------------------------------------------------------------------------------------------------------------------------------------
Representative's Branch Office Address                                City                          State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Telephone Number                                     Representative's Number      Branch Office Number

------------------------------------------------------------------------------------------------------------------------------------
Authorized Signature of Investment Dealer
X
------------------------------------------------------------------------------------------------------------------------------------
Title

====================================================================================================================================

FIFTH THIRD - SIGNATURE CARD                                                                                              CHECKING
====================================================================================================================================
Submit one card to establish  an optional  check  redemption  account  which allows you to write checks  against your account in the
_____________.  Please see a Fund's current Prospectus to determine if checkwriting is available in that Fund.  $100 minimum on
(Name of Fund)
checks written.  (Counter checks are not available).


PRINT CLEARLY
Name of Account
                ------------------------------------------------------------------------------------------------------------------
Account Number                                                        Date
               --------------------------------------------------          -------------------------------------------------------

The registered owner(s) of this account must sign below.  By signing this card the  signatory(ies) agree(s) to all of the terms and conditions set forth on the reverse side of this card.

------------------------------------------------------------          --------------------------------------------------------------
Signature                                                             Signature

------------------------------------------------------------          --------------------------------------------------------------
Signature                                                             Signature

INSTITUTIONAL ACCOUNTS:                                               JOINT TENANCY ACCOUNTS:
o Check here if any two signatures are required on checks             o Check here if both signatures are required on checks
o Check here if only one signature is required on checks              o Check here if only one signature is required on checks
------------------------------------------------------------------------------------------------------------------------------------
o Check here if Business Style Checks (600 per book with voucher stub) are required.  A charge will be made to your account.
  Individual Style checks are provided at no charge.
====================================================================================================================================
13.  SYSTEMATIC WITHDRAWAL PLAN
====================================================================================================================================
This plan enables you to withdraw money  regularly-either  by check directly to you or electronically to your domestic bank account.
It eliminates your need to make a special request every month,  quarter or year.  There is no charge by the  Touchstone  Family of
Funds, and you may cancel at any time with no obligation or penalty.

Please make a total withdrawal of ________________ (minimum $50) from my Touchstone account(s) o Monthly o Quarterly o Semi-Annually
o Annually beginning on ___/___/___ (date) from the Fund(s) listed below.  If the date falls on a non-business day, your systematic withdrawal will occur on the preceding business day.  If no date is selected, your systematic withdrawal will occur on the last business day of the month.

TOUCHSTONE STOCK FUNDS                TOUCHSTONE TAXABLE BOND FUNDS           TOUCHSTONE TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund            $_______  o Ohio Insured Tax-Free Fund             $_______
o Small Cap Growth Fund      $_______  o Core Bond Fund             $_______  o Tax-Free Intermediate Term Fund        $_______
o Emerging Growth Fund       $_______  o Intermediate Term U.S.     $_______
o Growth Opportunities Fund              Government Bond Fund                 TOUCHSTONE TAX-FREE MONEY MARKET FUNDS
o Large Cap Growth Fund      $_______                                          o Tax-Free Money Market Fund            $_______
o Enhanced 30 Fund           $_______  TOUCHSTONE TAXABLE MONEY MARKET FUNDS   o California Tax-Free Money Market Fund $_______
o Value Plus Fund            $_______   o Money Market Fund          $_______  o Florida Tax-Free Money Market Fund    $_______
                                        o U.S. Government Money      $_______  o Ohio Tax-Free Money Market Fund-R     $_______
                                           Market Fund
====================================================================================================================================

Existing Account Number (if applicable)      o Make check payable to the account owner(s) and send to the address of record
                                             o Make check payable to a third party and send to the name and address below:
------------------------------------------------------------------------------------------------------------------------------------
Name - First, Initial, Last                                 Street

------------------------------------------------------------------------------------------------------------------------------------
City                                                        State                                             Zip

------------------------------------------------------------------------------------------------------------------------------------
o Deposit payments in my bank account electronically through Automated Clearing House (ACH) to the account designated below.
  o Checking Account (please attach a voided check)
  o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                   Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                      City                               State          Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                         Bank Account Number


------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of this new account  with the  Touchstone  Family of Funds who is not a Joint Owner of your bank  account  must sign here:

X                                                                                                             Date
====================================================================================================================================
                                                        TERMS AND CONDITIONS
                                                        --------------------

1. REDEMPTION  AUTHORIZATION:  The  signatory(ies)  whose signature(s)  appears on the reverse side,  intending to be legally bound, hereby agrees each with the other and with Fifth Third ("Bank"),  that the Bank is appointed agent for such person(s) and as such agent, is directed to redeem shares registered in the name of such  signatory(ies)  upon receipt of, and in the amount of, checks drawn upon the above numbered  accounts and to deposit the proceeds of such redemptions in said account or otherwise  arrange for application  of such proceeds to payments of said checks.  The Bank is expressly  authorized  to commingle  such proceeds of such redemptions  in said account or otherwise  arrange for  application of such proceeds to payments of said checks also on behalf of
   Integrated Fund Services, Inc. in effecting the redemption of shares.
   The Bank is expressly authorized to honor checks as redemption instructions hereunder without requiring signature guarantees, and shall not be liable for any loss or liability resulting from the absence of any such guarantee.
2. CHECK PAYMENT: The signatory(ies) authorizes and directs the Bank to pay each check presented hereunder,  subject to all laws and
   Bank rules and regulations pertaining to checking accounts. In addition, the signatory(ies) agrees that:
   (a) No check shall be issued or honored,  or redemption  effected,  for any amounts  represented by shares for which certificates have been issued.
   (b) No check shall be issued or honored,  or redemption  effected,  for any amounts represented by shares unless payment for such shares has been made in full and any checks  given in such payment  have been  collected  through  normal  banking  channels.
       Shareholders  who wish immediate  availability of shares for check redemption may purchase their shares with federal funds or may contact Integrated Fund Services, Inc. for assistance.
   (c) Checks issued hereunder cannot be cashed over the counter at the Bank; and
   (d) Checks shall be subject to any further information set forth in the applicable  Prospectus,  including without limitation any additions, amendments and supplements thereto.
3. DUAL OWNERSHIP: If more than one person is indicated as a registered owner of shares, as by joint ownership, ownership in common, or tenants by the entireties,  then (a) each registered  owner must sign this signature card, (b) each registered owner must sign each check issued hereunder unless the parties have indicated on the face of this card that only one need sign, in which case the
   Bank is authorized to act upon such signature,  and (c) each signatory guarantees to the Bank the genuineness and accuracy of the signature  of the other  signatory(ies).  In the event of the death of a joint tenant or tenant by the  entireties,  the survivor shall be deemed to own all of the shares and the proceeds thereof upon delivery of appropriate documentation.
4. TERMINATION:  The Bank  may at any time  terminate  this  account,  related  share  redemption  service  and its  agency  for the signatory(ies) hereto without prior notice by Bank to the signatory(ies).
5. HEIRS AND ASSIGNS:  These terms and conditions  shall bind the respective  heirs,  executors,  administrators  and assigns of the signatory(ies).

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Funds' annual and semiannual reports provide additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at: Touchstone Family of Funds o 221 East Fourth Street, Suite 300 o Cincinnati, Ohio 45202 o 1.800.543.0407o http://www.touchstonefunds.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102 or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3174                   TOUCHSTONE
Member Western & Southern Financial Group                  FAMILY OF FUNDS


                                                  DISTRIBUTOR
                                                  Touchstone Securities, Inc.
                                                  221 East Fourth Street
                                                  Cincinnati, Ohio 45202-4133
                                                  800.638.8194
                                                  www.touchstonefunds.com

                                                  INVESTMENT ADVISOR
                                                  Touchstone Advisors, Inc.
                                                  221 East Fourth Street
                                                  Cincinnati, Ohio 45202-4133

                                                  TRANSFER AGENT
                                                  Integrated Fund Services, Inc.
                                                  P.O. Box 5354
                                                  Cincinnati, Ohio 45201-5354

                                                  SHAREHOLDER SERVICE
                                                  1.800.543.0407

TOUCHSTONE
INVESTMENTS

                            TOUCHSTONE TAX-FREE TRUST

                       STATEMENT OF ADDITIONAL INFORMATION


                                NOVEMBER 1, 2002


                         TAX-FREE INTERMEDIATE TERM FUND
                           OHIO INSURED TAX-FREE FUND
                           TAX-FREE MONEY MARKET FUND
                         OHIO TAX-FREE MONEY MARKET FUND
                      CALIFORNIA TAX-FREE MONEY MARKET FUND
                       FLORIDA TAX-FREE MONEY MARKET FUND



This Statement of Additional Information is not a prospectus. It should be read together with Touchstone Tax-Free Trust's prospectus dated November 1, 2002. A copy of the Prospectus can be obtained by writing the Trust at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202-4133, or by calling Touchstone nationwide toll-free 1.800.543.0407, in Cincinnati 362.4921.

                       STATEMENT OF ADDITIONAL INFORMATION

                            Touchstone Tax-Free Trust
                        221 East Fourth Street, Suite 300
                          Cincinnati, Ohio 45202 - 4133

                                TABLE OF CONTENTS                           PAGE

THE TRUST ..................................................................   3

MUNICIPAL OBLIGATIONS ......................................................   4

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS ...................................  10

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS ..............................  13

INVESTMENT LIMITATIONS .....................................................  17

INSURANCE ON THE OHIO INSURED TAX-FREE FUND'S SECURITIES ...................  22

TRUSTEES AND OFFICERS ......................................................  26

THE INVESTMENT ADVISOR AND SUB-ADVISOR .....................................  30

THE DISTRIBUTOR ............................................................  34

DISTRIBUTION PLANS .........................................................  35

SECURITIES TRANSACTIONS ....................................................  38

CODE OF ETHICS .............................................................  39

PORTFOLIO TURNOVER .........................................................  39

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE .......................  40

CHOOSING A SHARE CLASS .....................................................  43

OTHER PURCHASE INFORMATION .................................................  49

TAXES ......................................................................  52

REDEMPTION IN KIND .........................................................  54

HISTORICAL PERFORMANCE INFORMATION .........................................  54

PRINCIPAL SECURITY HOLDERS .................................................  62

CUSTODIANS .................................................................  64

INDEPENDENT AUDITORS .......................................................  64

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT ..............................  64

FINANCIAL STATEMENTS .......................................................  66

THE TRUST
---------

Touchstone Tax-Free Trust (the "Trust"), formerly Countrywide Tax-Free Trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust on April 13, 1981. The Trust currently offers six series of shares to investors: the Tax-Free Money Market Fund (formerly the Tax-Free Money Fund), the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund (formerly the Ohio Tax-Free Money Fund), the California Tax-Free Money Market Fund (formerly the California Tax-Free Money Fund) and the Florida Tax-Free Money Market Fund (formerly the Florida Tax-Free Money Fund) (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment goals and policies.

Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise. Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Both Retail shares and Institutional shares of the Ohio Tax-Free Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) Retail shares bear the expenses of distribution fees; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting privileges and automatic investment and redemption plans.

Class A shares, Class B shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares is subject to different sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust, as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

MUNICIPAL OBLIGATIONS
---------------------

Each Fund invests primarily in municipal obligations. Municipal obligations are debt obligations issued by a state and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax ("Municipal Obligations"). The Ohio Insured Tax-Free Fund
and the Ohio Tax-Free Money Market Fund invest primarily in Ohio obligations, which are Municipal Obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax. The California Tax-Free Money Market Fund invests primarily in California obligations, which are Municipal Obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and California income tax. The Florida Tax-Free Money Market Fund invests primarily in Florida obligations, which are Municipal Obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers, the value of which is exempt from the Florida intangible personal property tax, which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax.

Municipal  Obligations  consist  of  tax-exempt  bonds,   tax-exempt  notes  and
tax-exempt commercial paper.

TAX-EXEMPT BONDS. Tax-exempt bonds are issued to obtain funds to construct, repair or improve various facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities.

The two principal classifications of tax-exempt bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private user of the facility.

Each Fund may invest in any combination of general obligation bonds, revenue bonds and industrial development bonds. Each Fund may invest more than 25% of its assets in tax-exempt obligations issued by municipal governments or political subdivisions of governments within a particular segment of the bond market, such as housing agency bonds, hospital revenue bonds or airport bonds. It is possible that economic, business or political developments or other changes affecting one bond may also affect other bonds in the same segment in the same manner, thereby potentially increasing the risk of such investments.

From time to time, each Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the nongovernmental users. However, a Fund will not invest more than 25% of its assets in securities backed by nongovernmental users, which are in the same industry. Interest on municipal obligations (including certain industrial development bonds) which are private activity obligations, as defined in the Internal Revenue Code, issued after August 7, 1986, while exempt from federal income tax, is a preference item for purposes of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. Each Fund will invest its assets so that no more than 20% of its annual income gives rise to a preference item for the purpose of the alternative minimum tax and in other investments subject to federal income tax.

TAX-EXEMPT NOTES. Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Tax-exempt notes include:

     1. TAX ANTICIPATION NOTES. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

     2. REVENUE ANTICIPATION NOTES. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs.

     3. BOND ANTICIPATION NOTES. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

TAX-EXEMPT COMMERCIAL PAPER. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes issued by a state and its political subdivisions. These notes are issued to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

WHEN-ISSUED OBLIGATIONS. Each Fund may invest in when-issued Municipal Obligations. Obligations offered on a when-issued basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In connection with these investments, each Fund will direct its Custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e, all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will have greater fluctuation. The purchase of securities on a when-issued basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

When the time comes for a Fund to make payment for securities purchased on a when-issued basis, the Fund will do so by using then-available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although a Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, the Funds may sell these obligations before the settlement date if it is deemed advisable by the Sub-Advisor as a matter of investment strategy. Sales of securities for these purposes carry a greater potential for the realization of capital gains and losses, which are not exempt from federal income taxes.

PARTICIPATION INTERESTS. Each Fund may invest in participation interests in Municipal Obligations owned by banks or other financial institutions. Participation interests frequently are backed by irrevocable letters of credit or a guarantee of a bank. A Fund will have the right to sell the interest back to the bank or other financial institution and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the Municipal Obligation plus accrued interest. Each Fund intends to exercise the demand on the letter of credit only under the following circumstances: (1) default of any of the terms of the documents of the Municipal Obligation, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. The bank or financial institution will retain a service and letter of credit fee and a fee for issuing the repurchase commitment in an amount equal to the excess of the interest paid by the issuer on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel of the issuer, interest income on the interest will be tax-exempt when distributed as dividends to shareholders. As a matter of current operating policy, each Fund will not invest more than 10% of its net assets in participation interests that do not have a demand feature and all other illiquid securities. This operating policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest.

FLOATING AND VARIABLE RATE OBLIGATIONS. Each Fund may invest in floating or variable rate Municipal Obligations. Floating rate obligations have an interest rate that is fixed to a specified interest rate, such as a bank prime rate, and is automatically adjusted when the specified interest rate changes. Variable rate obligations have an interest rate that is adjusted at specified intervals to a specified interest rate. Periodic interest rate adjustments help stabilize the obligations' market values. Each Fund may purchase these obligations from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit a Fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon not more than 30 days' notice at any time or prior to specific dates. Certain of these variable rate obligations, often referred to as "adjustable rate put bonds," may have a demand feature exercisable on specific dates once or twice each year. If a Fund invests a substantial portion of its assets in obligations with demand features permitting sale to a limited number of entities, the inability of the entities to meet demands to purchase the obligations could affect the Fund's liquidity. However, obligations with demand features frequently are secured by letters of credit or comparable guarantees that may reduce the risk that an entity would not be able to meet such demands. In determining whether an obligation secured by a letter of credit meets a Fund's quality standards, the Sub-Advisor will ascribe to such obligation the same rating given to unsecured debt issued by the letter of credit provider. In looking to the creditworthiness of a party relying on a foreign bank for credit support, the Sub-Advisor will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions affecting its ability to honor its credit commitment. As a matter of current operating policy, each Fund will not invest more than 10% of its net assets in floating or variable rate obligations as to which it cannot exercise the demand feature on not more than seven days' notice if the Sub-Advisor, under the direction of the Board of Trustees, determines that there is no secondary market available for these obligations and all other illiquid securities. This operating policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

INVERSE FLOATING OBLIGATIONS. Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in securities representing interests in Municipal Obligations, known as inverse floating obligations, which pay interest rates that vary inversely to changes in the interest rates of specified short-term Municipal Obligations or an index of short-term Municipal Obligations. The interest rates on inverse floating obligations will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term Municipal Obligations increase or decrease in response to such changes. As a result, the market value of inverse floating obligations will generally be more volatile than the market value of fixed-rate Municipal Obligations.

OBLIGATIONS WITH PUTS ATTACHED. Each Fund may purchase Municipal Obligations with the right to resell the obligation to the seller at a specified price or yield within a specified period. The right to resell is commonly known as a "put" or a "standby commitment." Each Fund may purchase Municipal Obligations with puts attached from banks and broker-dealers. Each Fund intends to use obligations with puts attached for liquidity purposes to ensure a ready market for the underlying obligations at an acceptable price. Although no value is assigned to any puts on Municipal Obligations, the price that a Fund pays for the obligations may be higher than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation. Each Fund intends to purchase such obligations only from sellers deemed by the Sub-Advisor, under the direction of the Board of Trustees, to present minimal credit risks. In addition, the value of the obligations with puts attached held by a Fund will not exceed 10% of its net assets.

LEASE OBLIGATIONS. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in Municipal Obligations that constitute participation in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Lease obligations provide a premium interest rate which, along with the regular amortization of the principal, may make them attractive for a portion of a Fund's assets. Certain of these lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis. In addition to the "non-appropriation" risk, these securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by the leased property, the disposition of the property in the event of foreclosure might prove difficult. The Trust will seek to minimize the special risks associated with such securities by only investing in "non-appropriation" lease obligations where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease payments will commence amortization of principal at an early date resulting in an average life of seven years or less for the lease obligation, (3) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if the lease payments are not appropriated, (4) the lease obligor has maintained good market acceptability in the past, (5) the investment is of a size that will be attractive to institutional investors, and (6) the underlying leased equipment has elements of portability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required.

Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will not invest more than 10% of its net assets in lease obligations if the Sub-Advisor determines that there is no secondary market available for these obligations and all other illiquid securities. The Funds do not intend to invest more than an additional 5% of their net assets in municipal lease obligations determined by the Sub-Advisor, under the direction of the Board of Trustees, to be liquid. In determining the liquidity of such obligations, the Sub-Advisor will consider such factors as (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. A Fund will only purchase unrated lease obligations that meet its quality standards, as determined by the Sub-Advisor, under the direction of the Board of Trustees, including an assessment of the likelihood that the lease will not be cancelled.

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS
----------------------------------------

The Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund (the "Money Market Funds") may invest in Municipal Obligations only if rated at the time of purchase within the two highest grades assigned by any two nationally recognized statistical rating organizations ("NRSROs") (or by any one NRSRO if the obligation is rated by only that NRSRO). The NRSROs that may rate the obligations of the Money Market Funds include Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Ratings Service ("S&P") or Fitch Ratings ("Fitch").

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in Municipal Obligations rated at the time of purchase within the four highest grades assigned by Moody's, S&P or Fitch. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also invest in tax-exempt notes and commercial paper determined by the Sub-Advisor to meet the Funds' quality standards. Each Fund's quality standards limit its investments in tax-exempt notes to those which are rated within the three highest grades by Moody's (MIG 1, MIG 2 or MIG 3) or Fitch (F-1+, F-1 or F-2) or the two highest grades by S&P (SP-1 or SP-2) and in tax-exempt commercial paper to those which are rated within the two highest grades by Moody's (Prime-1 or Prime-2), S&P (A-1 or A-2) or Fitch (Fitch-1 or Fitch-2).

     MOODY'S RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Bonds rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's says that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long term risks appear somewhat larger than Aaa bonds. Moody's describes bonds rated A as possessing many favorable investment attributes and as upper medium grade obligations. Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds that are rated by Moody's in the fourth highest rating (Baa) are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Those obligations in the A and Baa group that Moody's believes possess the strongest investment attributes are designated by the symbol A 1 and Baa 1.

     2. TAX-EXEMPT NOTES. Moody's highest rating for tax-exempt notes is MIG-1. Moody's says that notes rated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the MIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1 group. Notes bearing the designation MIG-3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

     3. TAX-EXEMPT COMMERCIAL PAPER. The rating Prime-1 is the highest tax-exempt commercial paper rating assigned by Moody's. Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term obligations.

     S&P RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of S&P for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. Bonds which are rated by S&P in the fourth highest rating (BBB) are regarded as having an adequate capacity to pay interest and repay principal and are considered "investment grade." Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in higher rated categories. The ratings for tax-exempt bonds may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     2. TAX-EXEMPT NOTES. Tax-exempt note ratings are generally given by S&P to notes that mature in three years or less. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a plus designation. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

     3. TAX-EXEMPT COMMERCIAL PAPER. The ratings A-1+ and A-1 are the highest tax-exempt commercial paper ratings assigned by S&P. These designations indicate the degree of safety regarding timely payment is either overwhelming (A-1+) or very strong (A- 1). Capacity for timely payment on issues rated A-2 is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

     FITCH RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of Fitch for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA are regarded by Fitch as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are regarded by Fitch as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated bonds, and more subject to possible change over the term of the issue. Bonds rated A are regarded by Fitch as being of good quality. The obligor's ability to pay interest and repay principal is strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are regarded by Fitch as being of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings. Fitch ratings may be modified by the addition of a plus (+) or minus (-) sign.

     2. TAX-EXEMPT NOTES. The ratings F-1+, F-1 and F-2 are the highest ratings assigned by Fitch for tax-exempt notes. Notes assigned the F-1+ rating are regarded by Fitch as having the strongest degree of assurance for timely payment. Notes assigned the F-1 rating reflect an assurance for timely payment only slightly less than the strongest issues. Notes assigned the F-2 rating have a degree of assurance for timely payment with a lesser margin of safety than higher-rated notes.

     3. TAX-EXEMPT COMMERCIAL PAPER. Commercial paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Issues assigned the Fitch-2 rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

GENERAL. The ratings of Moody's, S&P and Fitch represent their opinions of the quality of the obligations rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, obligations with the same maturity, coupon and rating may have different yields, while obligations of the same maturity and coupon, but with different ratings, may have the same yield. It is the responsibility of the Sub-Advisor to appraise independently the fundamental quality of the obligations held by the Funds. Certain Municipal

Obligations may be backed by letters of credit or similar commitments issued by banks and, in such instances, the obligation of the bank and other credit factors will be considered in assessing the quality of the Municipal Obligations.

Any Municipal Obligation that depends on credit of the U.S. Government (e.g., project notes) will be considered by the Sub-Advisor as having the equivalent of the highest rating of Moody's, S&P or Fitch. In addition, unrated Municipal Obligations will be considered as being within the foregoing quality ratings if other equal or junior Municipal Obligations of the same issuer are rated and their ratings are within the foregoing ratings of Moody's, S&P or Fitch. Each Fund may also invest in Municipal Obligations that are not rated if, in the opinion of the Sub-Advisor, such obligations are of comparable quality to those rated obligations in which the applicable Fund may invest.

Subsequent to its purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If the rating of an obligation held by a Fund is reduced below its minimum requirements, the Fund will be required to exercise the demand provision or sell the obligation as soon as practicable.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

A more detailed discussion of some of the investment policies of the Funds described in the Prospectus appears below:

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The Funds will only invest in bankers' acceptances of banks having a short-term rating of A-1 by S&P or Prime-1 by Moody's. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Each Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in taxable commercial paper provided the paper is rated in one of the two highest categories by any two NRSROs (or by any one NRSRO if the security is rated by only that NRSRO). Each Fund may also invest in unrated commercial paper of issuers who have outstanding unsecured debt rated Aa or better by Moody's or AA or better by S&P. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to a Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Sub-Advisor, subject to the direction of the Board of Trustees, such note is liquid. The Funds do not presently intend to invest in taxable commercial paper.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2. Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1 or A-2.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must consist of certificates of deposit, eligible bankers' acceptances or securities that are issued or guaranteed by the United States Government or its agencies. The collateral will be held by the Custodian or in the Federal Reserve Book Entry System.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Sub-Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

LOANS OF PORTFOLIO SECURITIES. Each Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that a Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Funds' Custodian in an amount at least equal to the market value of the loaned securities. As a matter of current operating policy, each Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Funds receive amounts equal to the interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Sub-Advisor or any affiliated person of the Trust or an affiliated person of the Sub-Advisor or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

BORROWING. Each Fund (except the California Tax-Free Money Market Fund) may borrow money from banks or from other lenders to the extent permitted by applicable law, for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings. The 1940 Act requires the Funds to maintain asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of at least 300% for all such borrowings. It at any time the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within 3 days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this test. To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by a Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions. A Fund will not make any borrowing that would cause its outstanding borrowings to exceed one-third of the value of its total assets.

As a matter of current operating policy, the Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Florida Tax-Free Money Market Fund may each borrow money from banks or other lenders, as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding 10% of its total assets. Each of these Funds may pledge assets in connection with borrowings but will not pledge more than 10% of its total assets. Each of these Funds will not make any additional purchases of portfolio securities while borrowings are outstanding. These policies are not fundamental and may be changed by the Board of Trustees without shareholder approval.

The California Tax-Free Money Market Fund may borrow money from banks in an amount not exceeding 10% of its total assets. The California Tax-Free Money Market Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. The California Tax-Free Money Market Fund will not make any additional purchases of portfolio securities while borrowing are outstanding.

Borrowing magnifies the potential for gain or loss on the portfolio securities of the Funds and, therefore, if employed, increases the possibility of fluctuation in a Fund's net asset value ("NAV"). This is the speculative factor known as leverage. To reduce the risks of borrowing, the Funds will limit their borrowings as described above.

SECURITIES WITH LIMITED MARKETABILITY. As a matter of current operating policy, each Fund may invest in the aggregate up to 10% of its net assets in securities that are not readily marketable, including: participation interests that are not subject to demand features; floating and variable rate obligations as to which the Funds cannot exercise the related demand feature and as to which there is no secondary market; repurchase agreements not terminable within seven days, and (for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund) lease obligations for which there is no secondary market. This policy is fundamental for the California Tax-Free Money Market Fund and may not be changed without the affirmative vote of a majority of the Fund's outstanding shares. This policy is not fundamental for the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund and may be changed by the Board of Trustees without shareholder approval.

SENIOR SECURITIES. As a matter of current operating policy, the following activities will not be considered to be issuing senior securities for purposes of each Fund's (except the California Tax-Free Money Market Fund) restrictions on investments in senior securities, (see "Investment Limitations").

     (1) Collateral arrangements in connection with any type of option, futures contract forward contract, or swap.
     (2) Collateral arrangements in connection with initial and variation margin.
     (3) A pledge, mortgage or hypothecation of a Fund's assets to secure its borrowings.
     (4) A pledge of a Fund's assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

MAJORITY. As used in this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

INVESTMENT LIMITATIONS
----------------------

The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund. For the purpose of these investment limitations, the identification of the "issuer" of Municipal Obligations which are not general obligation bonds is made by the Sub-Advisor on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

THE FUNDAMENTAL LIMITATIONS APPLICABLE TO THE TAX-FREE INTERMEDIATE TERM FUND, THE OHIO INSURED TAX-FREE FUND, THE TAX-FREE MONEY MARKET FUND, THE OHIO TAX-FREE MONEY MARKET FUND AND THE FLORIDA TAX-FREE MONEY MARKET FUND ARE:

     1. BORROWING MONEY. The Funds may not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     2. UNDERWRITING. The Funds may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

     3. LOANS. The Funds may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     4. REAL ESTATE. The Funds may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by real estate or interests in real estate, and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

     5. COMMODITIES. The Funds may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which a Fund may otherwise invest would be considered to be such commodities, contracts or investments.

     6. CONCENTRATION. The Funds may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of a Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     7. SENIOR SECURITIES. The Funds may not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

THE FUNDAMENTAL LIMITATIONS APPLICABLE TO THE CALIFORNIA TAX-FREE MONEY MARKET FUND ARE:

     1. BORROWING MONEY. The Fund will not borrow money, except from a bank for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 10% of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

     2. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than 10% of the value of its total assets in connection with borrowings.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. ILLIQUID INVESTMENTS. The Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale, repurchase agreements maturing in more than seven days and other illiquid securities.

     5. REAL ESTATE. The Fund will not purchase, hold or deal in real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate.

     6. COMMODITIES. The Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which the Fund may otherwise invest would be considered to be such commodities, contracts or investments.

     7. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of tax-exempt obligations or publicly distributed bonds, debentures or other securities.

     8. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

     9. SHORT SALES AND OPTIONS. The Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by the Fund of tax-exempt obligations with puts attached or sales by the Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options.

     10. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

     11. CONCENTRATION. The Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in tax-exempt obligations issued by governments or political subdivisions of governments.

     12. SENIOR SECURITIES. The Fund will not issue or sell any class of senior security as defined by the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued basis might be deemed as such.

THE FOLLOWING INVESTMENT LIMITATIONS FOR THE FUNDS ARE NONFUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

     1. 80% INVESTMENT POLICY (OHIO INSURED TAX-FREE FUND). Under normal circumstances, the Fund will invest at least 80% of its assets
          (defined  as  net  assets  plus  the  amount  of  any  borrowings  for investment purposes) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, that are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

     2. 80% INVESTMENT POLICY (OHIO TAX-FREE MONEY MARKET FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in Ohio municipal obligations.

     3. 80% INVESTMENT POLICY (CALIFORNIA TAX-FREE MONEY MARKET FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in California municipal obligations.

     4. 80% INVESTMENT POLICY (FLORIDA TAX-FREE MONEY MARKET FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in Florida municipal obligations.

     Shareholders will be provided with at least 60 days' prior notice of any change in a Fund's policy. The notice will be provided in a separate written document containing the following, or similar, statement in boldface type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

THE FOLLOWING INVESTMENT LIMITATIONS FOR THE FUNDS ARE FUNDAMENTAL AND MAY NOT BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

     1. 80% INVESTMENT POLICY (OHIO INSURED TAX-FREE FUND). Under normal circumstances the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax.

     2. 80% INVESTMENT POLICY (OHIO TAX-FREE MONEY MARKET FUND). Under normal circumstances the Fund will invest its assets so that at least 80% of its net assets will be invested in short-term municipal obligations that pay interest that is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax.

     3. 80% INVESTMENT POLICY (CALIFORNIA TAX-FREE MONEY MARKET FUND). Under normal circumstances the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and California income tax.

     4. 80% INVESTMENT POLICY (FLORIDA TAX-FREE MONEY MARKET FUND). Under normal circumstances the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and the Florida intangible personal property tax.

     5. 80% INVESTMENT POLICY (TAX-FREE INTERMEDIATE TERM FUND AND TAX-FREE MONEY MARKET FUND). Under normal circumstances, each Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax.

With respect to the percentages adopted by the Trust as maximum limitations on the Funds' investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

The Trust has never pledged, mortgaged or hypothecated the assets of any Fund, and the Trust presently intends to continue this policy. The Trust has never acquired, nor does it presently intend to acquire, securities issued by any other investment company or investment trust. The Funds will not purchase securities for which there are legal or contractual restrictions on resale if, as a result thereof, more than 10% of the value of a Fund's net assets would be invested in such securities. The Funds do not presently intend to sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by a Fund of tax-exempt obligations with puts attached or sales by a Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options. The statements of intention in this paragraph reflect nonfundamental policies that may be changed by the Board of Trustees without shareholder approval.

Except for temporary defensive purposes, the assets of each of the Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will be invested so that no more than 20% of the annual income of each Fund will be subject to federal income tax. Except for temporary defensive purposes, at no time will more than 20% of the value of the net assets of each of the Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund be invested in taxable obligations. Under normal market conditions, each Fund anticipates that not more than 5% of its net assets will be invested in any one type of taxable obligation.


INSURANCE ON THE OHIO INSURED TAX-FREE FUND'S SECURITIES
--------------------------------------------------------

Under normal market conditions, at least 80% of the value of the Ohio Insured Tax-Free Fund's total assets will be invested in Ohio municipal obligations which are insured as to payment of interest and principal either by an insurance policy obtained by the issuer of the obligations at original issuance or by an insurance policy obtained by the Fund from a recognized insurer. The Fund also may own uninsured Ohio municipal obligations, including obligations where the payment of interest and principal is guaranteed by an agency or instrumentality of the U.S. Government, or where the payment of interest and principal is secured by an escrow account consisting of obligations of the U.S. Government. The Fund may also invest up to 20% of its net assets in short-term Ohio municipal obligations that are not insured, since insurance on these obligations is generally unavailable. For temporary defensive purposes, the Fund may invest more than 20% of its net assets in uninsured short-term Ohio municipal obligations.

Ohio municipal obligations purchased by the Ohio Insured Tax-Free Fund may be insured by one of the following types of insurance: new issue insurance, mutual fund insurance, or secondary insurance.

NEW ISSUE INSURANCE. A new issue insurance policy is purchased by the issuer or underwriter of an obligation in order to increase the credit rating of the obligation. The issuer or underwriter pays all premiums in advance. A new issue insurance policy is non-cancelable and continues in effect as long as the obligation is outstanding and the insurer remains in business.

MUTUAL FUND INSURANCE. A mutual fund insurance policy is purchased by the Fund from an insurance company. All premiums are paid from the Fund's assets, thereby reducing the yield from an investment in the Fund. A mutual fund insurance policy is non-cancelable except for non-payment of premiums and remains in effect only as long as the Fund holds the insured obligation. In the event the Fund sells an obligation covered by a mutual fund policy, the insurance company is liable only for those payments of principal and interest then due and in default. If the Fund holds a defaulted obligation, the Fund continues to pay the insurance premium thereon but is entitled to collect interest payments from the insurer and may collect the full amount of principal from the insurer when the obligation becomes due. Accordingly, it is expected that the Fund will retain in its portfolio any obligations so insured which are in default or are in significant risk of default to avoid forfeiture of the value of the insurance feature of such obligations, which would not be reflected in the price for which the Fund could sell such obligations. In valuing such defaulted obligations, the Fund will value the insurance in an amount equal to the difference between the market value of the defaulted obligation and the market value of similar obligations which are not in default. Because the Fund must hold defaulted obligations in its portfolio, its ability in certain circumstances to purchase other obligations with higher yields will be limited.

SECONDARY INSURANCE. A secondary insurance policy insures an obligation for as long as it remains outstanding, regardless of the owner of such obligation. Premiums are paid by the Fund and coverage is non-cancelable, except for non-payment of premiums. Because secondary insurance provides continuous coverage during the term of the obligation, it provides greater marketability of the Fund's obligations than is allowed under a mutual fund insurance policy. Thus, a fund with secondary insurance may sell an obligation to a third party as a high-rated insured security at a higher market price than would otherwise be obtained if the obligation were insured under a mutual fund policy. Secondary insurance also gives the Fund the option of selling a defaulted obligation rather than compelling it to hold a defaulted security in its portfolio so that it may continue to be afforded insurance protection.

The Ohio Insured Tax-Free Fund currently intends to purchase only Ohio municipal obligations that are insured by the issuer of the obligation under a new issue insurance policy. In the event the Sub-Advisor makes a recommendation to purchase an obligation that is not otherwise insured, the Fund may purchase such obligation and thereafter obtain mutual fund or secondary insurance.

The Ohio Insured Tax-Free Fund may purchase insurance from, or obligations insured by, one of the following recognized insurers of municipal obligations:
MBIA Insurance Corp. ("MBIA"), AMBAC Assurance Corp. ("AMBAC"), Financial Guaranty Insurance Co. ("FGIC") or Financial Security Assurance Inc. ("FSA"). Each insurer is rated Aaa by Moody's and AAA by S&P and each insurer maintains a statutory capital claims ratio well below the exposure limits set by the Insurance Commissioner of New York (300:1 insurance risk exposure to every dollar of statutory capital). The Fund may also purchase insurance from, or obligations insured by, other insurance companies provided that such companies have a claims-paying ability rated Aaa by Moody's or AAA by S&P. While such insurance reduces the risk that principal or interest will not be paid when due, it is not a protection against market risks arising from other factors, such as changes in prevailing interest rates. If the issuer defaults on payments of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations.

MBIA has been the leader in the municipal bond insurance market for the past nineteen years. MBIA's volume of adjusted gross premiums written in 2001 increased by 25.7%, as the company reached a milestone by generating $1.0 billion in adjusted gross premiums written. Driving this gain was $42.2 billion of domestic public finance business written in 2001. Low interest rates helped the overall U.S. municipal market to record its second best year ever. MBIA's market share with the insured group was 27.1%. The quality of MBIA's insurance portfolio remains soundly investment-grade underwriting, with 75% of its business insured in 2001 in the "A" category or above. In fact, most credit quality measurements continue to improve due to management's desire to underwrite more conservatively. Whereas consideration historically was given to market share and market share goals, emphasis is now placed on economic and risk management considerations. MBIA's volume of international par written was down about 20.7% in 2001. This downturn is not worrisome since it is anticipated that this sector will experience strong but uneven long-term growth. Management will attempt to further improve operating results for the company by strengthening MBIA's already solid international position and from assertive expense control. MBIA remains exposed to California utilities Pacific Gas & Electric and Southern California Edison, but management is reasonably confident that the situation will not produce any claims. MBIA's par exposure to Pacific Gas & Electric totals $590 million and its exposure to Southern California Edison totals $414 million. About 60% of this total exposure was secured by first mortgages and the remainder is unsecured. MBIA's margin of safety in 2001 was in the range of 140% to 150%. This is in line with the industry average and an improvement in the company's prior year margin of safety. The improvement was driven by the trend in lower capital charges, sound risk-adjusted premium rates, somewhat more reinsurance usage and improvement in the California utility situation. MBIA is 98.4% publicly owned, with its remaining shares owned by Aetna Casualty & Surety Company.

AMBAC, the oldest and second largest bond insurer, reported another strong year of gross par written in 2001. The recent trend of AMBAC's growth coming from its domestic structured finance and international business came to an end in 2001. Both sectors recorded growth rates, but significantly lagged the 68% growth in domestic public finance gross par written. The strategy in the public finance market is to expand into less competitive sectors where the company structuring capabilities can be applied to create value-added business. These sectors include higher education, military housing, 501(c) 3 organizations and transportation. These sectors offer transactions in which AMBAC can add value due to its expertise in structuring, yet the risks associated with the deals are public finance risks. Only the complexity of the deals sets them apart from traditional public finance insurance. International public finance remains a small component of AMBAC's total par written and total par exposure, but does add higher risk to the insured portfolio. While the total insured portfolio in 2001 was solidly in the `A' category, approximately 43% of international exposure was in the "BBB" category. Despite the major events of 2001, AMBAC's financial strength has remained sound. The slowdown in the economy has led to a slight deterioration in some portions of the company's ABS portfolio, however the change in credit quality did not have a material effect on the company's financial strength. AMBAC has paid $71,250 in claims relating to its California utility exposure for Southern California Edison and Pacific Gas & Electric, however, recoveries including interest have totaled $72,082. As for direct and indirect exposure relating to the events of September 11, while there has been some deterioration in credit quality, there has been no need to set aside reserves. AMBAC is entirely owned by public shareholders.

FGIC is owned by  General  Electric  Capital  Corp.  and  became a wholly  owned subsidiary of GE Capital in 2001 when GE acquired Sumitomo Marine & Fire Insurance Co. Ltd.'s 1% stake in the company. FGIC remains committed to low risk, high quality underwriting and risk management standards. This has resulted in a high-quality book of insured business. FGIC employs a conservative underwriting strategy in terms of its target markets, focusing on the low-risk sectors of the municipal market which provide predictable earnings, such as general obligations, tax-backed, water and sewer, lease revenue and transportation sectors. Evidence of management's success in achieving its strategy is a weighted average capital charge for the public finance book of business that is the lowest in the industry and a non-public finance business that is heavily weighted toward mortgage-backed securities. Targeting low-risk, tax-backed bonds places FGIC in one of the more competitively priced sectors, although there has been some improvement in the pricing for these sectors. Going forward, in addition to its current underwriting focus, management is examining state level appropriation lease financing and private higher education as sectors to help boost its underwriting activities. As of December 31, 2001, FGIC's net par outstanding represents a 15% increase from the prior year. In 2001, FGIC reported a 49% increase in statutory underwriting income and a 38% increase in net premiums earned. However, the company reported losses of $2.1 million as opposed to net recoveries in 2000 and expenses were up 7%. In 2001, FGIC's margin of safety fell to the 1.3 - 1.4 range, down from the 1.5 - 1.6 range reported in 2000, and the lowest it has been in four years. FGIC benefits from GE Capital's financial support, as there currently is a $300 million standby stock purchase agreement in which GE Capital will provide additional capital in exchange for stock if FGIC's AAA rating comes under pressure.

FSA achieved record financial results in 2001. For the year ended December 31, 2001, gross premiums written grew 30%, reflecting increases in both municipal (up 35%) and asset backed (up 26%) business. Underwriting expenses declined by 8% and underwriting income was up 84%. Total par insured in 2001 was $114.2 billion, up 82%. FSA is an indirect subsidiary of Dexia S.A., one of the largest banking groups in Europe. Although FSA operates as an independent subsidiary, FSA and Dexia may pursue opportunities where they can combine their respective strengths to create new products or services. FSA is seeking to leverage the credit, investment, and liability management expertise within the Dexia group. In these instances, it is expected that FSA will stay true to the sound underwriting and risk-management guidelines that have served it well in the past. FSA has a solid position in each of the three markets where it operates: the domestic municipal market, the domestic asset-based market and the international market. While the international volume growth in 2001 was exceptional, with net par outstanding growing 79%, the company has taken a prudent underwriting approach and has had a limited appetite for emerging market exposure. FSA continues to demonstrate a disciplined approach to new business, generally prioritizing first by credit quality.

TRUSTEES AND OFFICERS
---------------------

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Family of Funds and other directorships held.

---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES1:
---------------------------------------------------------------------------------------------------------------------------------
      NAME              POSITION(S)      TERM OF      PRINCIPAL OCCUPATION(S) DURING PAST 5         NUMBER           OTHER
     ADDRESS            HELD WITH        OFFICE2                      YEARS                        OF FUNDS      DIRECTORSHIPS
       AGE              TRUST            AND                                                       OVERSEEN          HELD4
                                         LENGTH                                                     IN THE
                                         OF TIME                                                  TOUCHSTONE
                                         SERVED                                                     FAMILY3
---------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder            Trustee and   Until        President and a director of IFS                32       Director of
Touchstone Advisors, Inc.   President     retirement   Financial Services, Inc. (a holding                     LaRosa's (a
221 East Fourth Street                    at age 75    company), Touchstone Advisors, Inc. (the                restaurant chain).
Cincinnati, OH                            or until     Trust's investment advisor) and
Age: 47                                   she          Touchstone Securities, Inc. (the Trust's
                                          resigns or   distributor).  She is Senior Vice
                                          is removed   President of The Western and Southern
                                                       Life Insurance Company and a director of
                                          Trustee      Capital Analysts Incorporated (a
                                          since 1999   registered investment advisor and
                                                       broker-dealer), Integrated Fund
                                                       Services, Inc. (the Trust's
                                                       administrator and transfer agent) and
                                                       IFS Fund Distributors, Inc. (a
                                                       registered broker-dealer). She is also
                                                       President and a director of IFS Agency
                                                       Services, Inc. (an insurance agency),
                                                       IFS Insurance Agency, Inc. and Fort
                                                       Washington Brokerage Services, Inc. (a
                                                       registered broker-dealer).
---------------------------------------------------------------------------------------------------------------------------------
John F. Barrett             Trustee       Until        Chairman of the Board, President and           32       Director of The
The Western and                           retirement   Chief Executive Officer of The Western                  Andersons (an
Southern Life                             at age 75    and Southern Life Insurance Company and                 agribusiness and
Insurance Company                         or until     Western- Southern Life Assurance                        retailing
400 Broadway                              he resigns   Company; Director and Vice Chairman of                  company);
Cincinnati, OH                            or is        Columbus Life Insurance Company;                        Convergys
Age: 53                                   removed      Director of Eagle Realty Group, Inc.,                   Corporation (a
                                                       and Chairman of Fort Washington                         provider of
                                          Trustee      Investment Advisors, Inc.                               integrated billing
                                          since 2002                                                           solutions,
                                                                                                               customer care
                                                                                                               services and
                                                                                                               employee care
                                                                                                               services) and
                                                                                                               Fifth Third
                                                                                                               Bancorp.
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES:
---------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster  II      Trustee       Until        Retired Senior Partner of Frost Brown          32       Director of
5155 Ivyfarm Road                         retirement   Todd LLC (a law firm).                                  Consolidated
Cincinnati, OH                            in 2005 or                                                           Health Services,
Age: 74                                   until he                                                             Inc.
                                          resigns or
                                          is
                                          removed

                                          Trustee
                                          Since 2000
---------------------------------------------------------------------------------------------------------------------------------
William O. Coleman          Trustee       Until        Retired Vice President of The Procter &        32       Director of
c/o Touchstone                            retirement   Gamble Company.  A Trustee of The                       LCA-Vision (a
Advisors, Inc.                            at age 75    Procter & Gamble Profit Sharing Plan and                laser vision
221 East Fourth Street                    or until     the Procter & Gamble Employee Stock                     correction
Cincinnati, OH                            he resigns   Ownership Plan.                                         company).
Age: 73                                   or is
                                          removed

                                          Trustee
                                          since 1999
---------------------------------------------------------------------------------------------------------------------------------

                                                 26

---------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox              Trustee       Until        President and Chief Executive Officer of       32       Director of the
105 East Fourth Street                    retirement   Cox Financial Corp. (a financial                        Federal Reserve
Cincinnati, OH                            at age 75    services company).                                      Bank of Cleveland;
Age: 54                                   or until                                                             Broadwing, Inc. (a
                                          he resigns                                                           communications
                                          or is                                                                company); and
                                          removed                                                              Cinergy
                                                                                                               Corporation (a
                                          Trustee                                                              utility company).
                                          since 1999
---------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner            Trustee       Until        Principal of HJL Enterprises (a                32       None
4700 Smith Road                           retirement   privately held investment company);
Cincinnati, OH                            at age 75    Chairman of Crane Electronics, Inc. (a
Age: 64                                   or until     manufacturer of electronic connectors).
                                          he resigns
                                          or is
                                          removed

                                          Trustee
                                          since 1981
---------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson          Trustee       Until        President of Orchem, Inc. (a chemical          32       Director of
621 Tusculum Avenue                       retirement   specialties distributor), Orpack Stone                  Countrywide Credit
Cincinnati, OH                            at age 75    Corporation (a corrugated box                           Industries, Inc.
Age: 63                                   or until     manufacturer) and ORDMS (a solution
                                          he resigns   planning firm).
                                          or is
                                          removed

                                          Trustee
                                          since
                                          1981
---------------------------------------------------------------------------------------------------------------------------------
Robert E.                   Trustee       Until        Retired Partner of KPMG LLP (a certified       32       Trustee of Good
Stautberg                                 retirement   public accounting firm).  He is Vice                    Samaritan
4815 Drake Road                           at age 75    President of St. Xavier High School.                    Hospital, Bethesda
Cincinnati, OH                            or until                                                             Hospital and
Age: 68                                   he resigns                                                           Tri-Health, Inc.
                                          or is
                                          removed

                                          Trustee
                                          since
                                          1999
---------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19)of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of Fort Washington Investment Advisors, Inc., the Trust's sub-advisor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he sooner dies, resigns or is removed.

3 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Investment Trust, seven series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

4 Each Trustee is also a Trustee of Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS:
---------------------------------------------------------------------------------------------------------------------------------
   NAME                    POSITION(S)    TERM OF      PRINCIPAL OCCUPATION(S) DURING PAST 5       NUMBER         OTHER
  ADDRESS                  HELD WITH      OFFICE                       YEARS                      OF FUNDS      DIRECTORSHIPS
    AGE                     TRUST1        AND                                                   OVERSEEN          HELD4
                                          LENGTH                                                  IN THE
                                          OF TIME                                                TOUCHSTONE
                                          SERVED                                                 FAMILY2
---------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder            President     Until she    See table above                             32          See table above
Touchstone                                sooner
Advisors, Inc.                            dies,
221 East Fourth                           resigns, is
Street                                    removed or
Cincinnati, OH                            becomes
Age: 47                                   disqualified

                                          President
                                          since 2000
---------------------------------------------------------------------------------------------------------------------------------
Maryellen Peretzky          Vice          Until she    Senior Vice President and Secretary         32          None
Touchstone                  President     sooner       of Fort Washington Brokerage
Advisors, Inc.                            dies,        Services, Inc., Integrated Fund
221 East Fourth                           resigns, is  Services, Inc. and IFS Fund
Street                                    removed or   Distributors, Inc. She is Assistant
Cincinnati, OH                            becomes      Secretary of Fort Washington
Age: 50                                   disqualified Investment Advisors, Inc.

                                          Vice
                                          President
                                          since 1998
---------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft        Controller    Until she    Senior Vice President, Chief                 32       None
Touchstone                                sooner       Financial Officer and Treasurer of
Advisors, Inc.                            dies,        Integrated Fund Services, Inc., IFS
221 East Fourth                           resigns, is  Fund Distributors, Inc. and Fort
Street                                    removed or   Washington Brokerage Services, Inc.
Cincinnati, OH                            becomes      She is Chief Financial Officer of
Age: 40                                   disqualified IFS Financial Services, Inc.,
                                                       Touchstone Advisors, Inc. and
                                          Controller   Touchstone Securities, Inc. and
                                          since 2000   Assistant Treasurer of Fort
                                                       Washington Investment Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------
Scott A. Englehart         Treasurer      Until he     President of Integrated Fund                  32      None
Integrated Fund                           sooner       Services, Inc. and IFS Fund
Services, Inc.                            dies,        Distributors, Inc. From 1998 until
221 East Fourth                           resigns, is  2000, he was a Director, Transfer
Street                                    removed or   Agency and Mutual Fund Distribution
Cincinnati, OH                            becomes      for Nationwide Advisory Services,
Age: 40                                   disqualified Inc. From 1990 until 1998, he was
                                                       Vice President, Client Services for
                                          Treasurer    BISYS Fund Services.
                                          since 2000
---------------------------------------------------------------------------------------------------------------------------------
Tina D. Hosking             Secretary     Until she    Vice President - Managing Attorney           32      None
Integrated Fund                           sooner       of Integrated Fund Services, Inc.
Services, Inc.                            dies,        and IFS Fund Distributors, Inc.
221 East Fourth                           resigns, is
Street                                    removed or
Cincinnati, OH                            becomes
Age: 34                                   disqualified

                                          Secretary
                                          since 1999
---------------------------------------------------------------------------------------------------------------------------------

1 Each officer also holds the same office with Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

2 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Investment Trust, seven series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

TRUSTEE OWNERSHIP IN THE TOUCHSTONE FUNDS

The following table reflects the Trustees' beneficial ownership in the Trust and the Touchstone Family of Funds as of December 31, 2001:

                                 DOLLAR RANGE OF             AGGREGATE DOLLAR
                               EQUITY SECURITIES IN         RANGE OF SHARES IN
                                     TRUST                THE TOUCHSTONE FAMILY1

John F. Barrett                        None                 $50,001 - $100,000
J. Leland Brewster II                  None                  $10,001 - $50,000
William O. Coleman                     None                    $1 - $10,000
Phillip R. Cox                         None                        None
H. Jerome Lerner                   $1 - $10,000                Over $100,000
Jill T. McGruder                $50,001 - $100,000             Over $100,000
Oscar P. Robertson                     None                    Over $100,000
Robert E. Stautberg                    None                  $10,001 - $50,000

1 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Investment Trust, seven series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

TRUSTEE COMPENSATION

The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Family of Funds during the fiscal year ended June 30, 2002.

                                         DEFERRED
                                         COMPENSATION     AGGREGATE COMPENSATION
                         COMPENSATION    ACCRUED          FROM THE TOUCHSTONE
NAME                     FROM TRUST      FROM TRUST(1)    FAMILY (2)
----                     ----------      -------------    ----------
John F. Barrett          $    0          $    0           $     0
J. Leland Brewster II    $1,440          $3,497           $19,750
William O. Coleman       $1,727          $3,211           $19,750
Philip R. Cox            $4,938          $    0           $19,750
H. Jerome Lerner         $4,625          $    0           $18,500
Jill T. McGruder         $    0          $    0           $     0
Oscar P. Robertson       $1,076          $3,112           $16,750
Robert E. Stautberg      $1,422          $3,453           $19,500

(1) Effective January 1, 2001, the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), are eligible to participate in the Touchstone Trustee Deferred Compensation Plan, which allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Family of Funds during the fiscal year ended June 30, 2002 is as follows: J. Leland Brewster - $13, 990, William O. Coleman - $6,906, Oscar P. Robertson - $12,448 and Robert E. Stautberg $13,812.

(2) The Touchstone Family of Funds consists of six series of the Trust, seven series of Touchstone Strategic Trust, six series of Touchstone Investment Trust and thirteen variable annuity series of Touchstone Variable Series Trust. Each Trustee is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

Each Independent Trustee receives a quarterly retainer of $2,500, a fee of $1,500 for each Board meeting attended in person and $250 for attendance by telephone. Each Committee member receives a fee of $750 for in-person attendance at each Committee meeting or $250 for attendance by telephone. These fees are split equally among the Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

STANDING COMMITTEES OF THE BOARD

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust's Declaration of Trust. The Board has established the following committees to assist in its oversight functions:

AUDIT COMMITTEE. Messrs. Brewster, Lerner and Stautberg are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. During the fiscal year ended June 30, 2002, the Audit Committee held four meetings.

VALUATION  COMMITTEE.  Messrs.  Coleman,  Cox and  Robertson  are members of the
Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues that may arise. During the fiscal year ended June 30, 2002, the Valuation Committee held four meetings.

NOMINATING COMMITTEE. Messrs. Brewster, Coleman, Cox and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board and its operating committees. During the fiscal year ended June 30, 2002, the Nominating Committee did not hold any meetings. The Nominating Committee does not consider nominees recommended by shareholders.

THE INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------

THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor") is the Funds' investment manager. The Advisor is a wholly owned subsidiary of IFS Financial Services, Inc., which is a wholly owned subsidiary of Western-Southern Life Assurance Company. Western-Southern Life Assurance Company is a wholly owned subsidiary of The Western and Southern Life Insurance Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as President and Director of the Advisor. Mr. Barrett may be deemed to be an affiliate of the Advisor because of his position as Chairman of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company, parent companies of the Advisor. Ms. McGruder and Mr.
Barrett, by reason of such affiliations may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises each Fund Sub-Advisor, reviews and evaluates the performance of the Sub-Advisor and determines whether or not a Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of average daily net assets up to $100 million; 0.45% of such assets from $100 million to $200 million; 0.40% of such assets from $200 million to $300 million; and 0.375% of assets over $300 million.

Set forth below are the advisory fees incurred by the Funds during the fiscal years ended June 30, 2002, 2001 and 2000. The Advisor has contractually agreed to waive fees and reimburse certain expenses, as set forth in the footnotes below. Prior to May 1, 2000, Fort Washington Brokerage Services, Inc. was the investment adviser for the Funds.

                                             2002          2001          2000
                                             ----          ----          ----

Tax-Free Money Market Fund(1)             $  118,343    $  132,456    $  133,557
Tax-Free Intermediate Term Fund(2)           189,713       197,711       235,711
Ohio Insured Tax-Free Fund(3)                310,714       312,978       315,274
Ohio Tax-Free Money Market Fund(4)         1,925,120     1,676,404     1,689,476
California Tax-Free Money Market Fund(5)     431,774       355,236       317,209
Florida Tax-Free Money Market Fund(6)         91,956        97,183       132,570

     (1)Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $118,343, $52,881 and $27,592 of its fees during the fiscal years ended June 30, 2002, 2001 and 2000, respectively, and reimbursed the Fund $618 of expenses during the fiscal year ended June 30, 2002 in order to limit the Fund's operating expenses.

     (2)Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $168,959, $21,150 and $5,375 of its fees during the fiscal years ended June 30, 2002, 2001 and 2000, respectively, in order to limit the Fund's operating expenses.

     (3)Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $219,602, $16,508 and $13,994 of its fees during the fiscal years ended June 30, 2002, 2001 and 2000, respectively, in order to limit the Fund's operating expenses.

     (4)Pursuant to a written contact between the Advisor and the Trust, the Advisor waived $80,647, $19,086 and $80,268 of its fees during the fiscal years ended June 30, 2002, 2001 and 2000, respectively, in order to limit the Fund's operating expenses.

     (5)Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $149,369 and $1,651 of its fees during the fiscal years ended June 30, 2002 and 2001, respectively, in order to limit the Fund's operating expenses.

     (6)Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $73,095, $70,255 and $65,561 of its fees during the fiscal years ended June 30, 2002, 2001 and 2000, respectively, and reimbursed the Fund $39,772 and $16,937 of expenses for the fiscal years ended June 30, 2002 and 2000, respectively, in order to limit the Fund's operating expenses.

Pursuant to a written contract between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations of certain Funds as follows: Tax-Free Money Market Fund - 0.89%; Ohio Tax-Free Money Market Fund - 0.75% for Retail shares and 0.50% for Institutional shares; Florida Tax-Free Money Market Fund - 0.75%; Tax-Free Intermediate Term Fund - 0.99% for Class A shares and 1.74% for Class B and Class C shares; Ohio Insured Tax-Free Fund - 0.75% for Class A shares and 1.50% for Class B and Class C shares; California Tax-Free Money Market Fund - 0.75%. These expense limitations will remain in effect until at least June 30, 2003.

The Funds shall pay the expenses of their operation, including but not limited to (i) charges and expenses for accounting, pricing and appraisal services and related overhead, (ii) the charges and expenses of auditors; (iii) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent, administrative agent and registrar appointed by the Trust with respect to the Funds; (iv) brokers' commissions, and issue and transfer taxes chargeable to the Funds in connection with securities transactions to which a Fund is a party;
(v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental  agencies;  (vi) fees and  expenses  involved  in  registering  and maintaining  registrations  of the  Funds  with  the  SEC,  state  or  blue  sky securities agencies and foreign countries, including the preparation of Prospectuses and Statements of Additional Information for filing with the SEC;
(vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of Trustees of the Trust; and (x) interest on borrowed money, if any. The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliate of the Advisor is paid by the Advisor.

By its terms, the Funds' investment advisory agreement will remain in force until May 1, 2003, and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval.

In determining whether to approve the continuation of the Funds' investment advisory agreement, the Board of Trustees requested, and the Advisor furnished, information necessary for a majority of the Trustees, including a majority of the Independent Trustees, to make the determination that the continuance of the advisory agreement is in the best interests of the Funds and their shareholders. Specifically, the Board was provided (1) industry data comparing advisory fees and expense ratios of comparable investment companies,
(2) comparative performance information and (3) the Advisor's revenues and costs of providing services to the Funds. The Board compared the advisory fees and total expense ratios for the Funds with the industry median advisory fees and expense ratios in their respective investment categories and found the advisory fees paid by the Funds were reasonable and appropriate under all facts and circumstances. The Board noted the Funds' performance results during the twelve months ended December 31, 2001. The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor has consistently waived advisory fees and reimbursed expenses for various Funds as necessary to reduce their operating expenses to targeted levels. The Board also took into consideration the financial condition and profitability of the Advisor and the direct and indirect benefits derived by the Advisor from its relationship with the Funds. The Board also considered the level and depth of knowledge of the Advisor. It discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor and its timeliness in responding to performance issues.

The Funds' investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE SUB-ADVISOR. The Advisor has retained Fort Washington Investment Advisors, Inc. ("the Sub-Advisor") to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor that is paid monthly at an annual rate as follows:

                                              FEE TO SUB-ADVISOR
FUND                                          (AS % OF AVERAGE DAILY NET ASSETS)
----                                          ----------------------------------
Tax-Free Intermediate Term Fund               0.20%
Ohio Insured Tax-Free Fund                    0.20%
Tax-Free Money Market Fund                    0.15%
Ohio Tax-Free Money Market Fund               0.15%
California Tax-Free Money Market Fund         0.15%
Florida Tax-Free Money Market Fund            0.15%

The services provided by the Sub-Advisor are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

The employment of the Sub-Advisor will remain in force until May 1, 2003 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of the Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder. In determining whether to approve the continuation of the Funds' sub-advisory agreements, the Board compared the Funds' sub-advisory fees with the industry median sub-advisory fees in their respective investment categories and found the sub-advisory fees were reasonable and appropriate. The Board also considered the Funds' performance during the twelve months ended December 31, 2001 and noted that it reviews on a quarterly basis detailed information about the Funds' performance results, portfolio composition and investment strategies.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. Shareholders of a Fund will be notified of any changes in its sub-advisor.

THE DISTRIBUTOR
---------------

Touchstone Securities, Inc. ("Touchstone") is the principal distributor of the Trust and, as such, the exclusive agent for distribution of shares of the Funds. Touchstone is an affiliate of the Advisor by reason of common ownership.
Touchstone is obligated to sell shares on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. Touchstone currently allows concessions to dealers who sell shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. Touchstone receives that portion of the sales charge that is not reallowed to the dealers who sell shares of those Funds. Touchstone retains the entire sales charge on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record. Prior to May 1, 2000, Fort Washington Brokerage Services, Inc. (the "Previous Distributor") was the distributor for the Trust.

For the fiscal year ended June 30, 2002, the aggregate underwriting and broker commissions on sales of the Tax-Free Intermediate Term Fund's shares were $60,074 of which Touchstone paid $51,841 to unaffiliated broker-dealers in the selling network, earned $37 as a broker-dealer in the selling network and retained $8,196 in underwriting commissions. For the fiscal year ended June 30, 2002, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $42,957 of which Touchstone paid $563 to unaffiliated dealers in the selling network, earned $40,830 as a broker-dealer in the selling network and retained $1,564 in underwriting commissions.

For the fiscal year ended June 30, 2001, the aggregate underwriting and broker commissions on sales of the Tax-Free Intermediate Term Fund's shares were $50,706 of which Touchstone paid $47,454 to unaffiliated broker-dealers in the selling network, earned $65 as a broker-dealer in the selling network and retained $3,187 in underwriting commissions. For the fiscal year ended June 30, 2001, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $67,338 of which Touchstone paid $62,425 to unaffiliated dealers in the selling network, earned $782 as a broker-dealer in the selling network and retained $4,131 in underwriting commissions.

For the fiscal year ended June 30, 2000, the aggregate underwriting and broker commissions on sales of the Tax-Free Intermediate Term Fund's shares were
$46,945 of which the Previous Distributor paid $43,194 to unaffiliated broker-dealers in the selling network, earned $272 as a broker-dealer in the selling network and retained $3,479 in underwriting commissions. For the fiscal year ended June 30, 2000, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax Free Fund's shares were $90,155 of which the Previous Distributor paid $74,627 to unaffiliated broker-dealers in the selling network, earned $1,582 as a broker-dealer in the selling network and retained $13,946 in underwriting commissions.

Touchstone retains the contingent deferred sales charge on redemptions of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund that are subject to a contingent deferred sales charge. For the fiscal year ended June 30, 2002, Touchstone retained $668 and $64 of contingent deferred sales charges on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively. For the fiscal year ended June 30, 2001, Touchstone retained $3,457 and $753 of contingent deferred sales charges on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively. For the fiscal year ended June 30, 2000, the Previous Distributor retained $4,443 and $565 of contingent deferred sales charges on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

Ms. McGruder may be deemed to be an affiliate of Touchstone because of her position as President and Director of Touchstone. Mr. Barrett may be deemed to be an affiliate of Touchstone because of his position as President and Chairman of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company, parent companies of Touchstone. Ms. McGruder and Mr. Barrett, by reason of such affiliations may directly or indirectly receive benefits from the underwriting fees paid to Touchstone.

The Funds may compensate dealers, including Touchstone and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

DISTRIBUTION PLANS
------------------

CLASS A PLAN -- The Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act which permits a Fund to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with Touchstone. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of ..25% of the average daily net assets of the Tax-Free Money

Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund and .25% of the average daily net assets of Class A shares of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund. Unreimbursed expenses will not be carried over from year to year.

For the fiscal year ended June 30, 2002, the aggregate distribution-related expenditures of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund under the Class A Plan were $73,363, $122,541, $50,995, $584,363, $199,466 and
$39,772, respectively. All distribution expenses incurred under the Class A Plan were for payments to broker-dealers and others for the sale or retention of assets.

CLASS B PLAN -- (Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund) -- The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have also adopted a plan of distribution (the "Class B Plan") with respect to the Class B shares of such Funds. The Class B Plan provides for two categories of payments. First, the Class B Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class B shares, which may be paid to other dealers based on the average value of Class B shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class B shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class B shares, costs of advertising and promotion and any other expenses related to the distribution of the Class B shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class B shares owned by their clients, in addition to the .25% account maintenance fee described above. For the fiscal year ended June 30, 2002, the aggregate distribution-related expenditures of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund under the Class B Plan were $472 and $1,036, respectively. All distribution expenses incurred under the Class A Plan were for payments to broker-dealers and others for the sale or retention of assets.

CLASS C PLAN -- (Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund) -- The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have also adopted a plan of distribution (the "Class C Plan") with respect to the Class C shares of such Funds. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of the Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

For the fiscal year ended June 30, 2002, the aggregate distribution-related expenditures of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund under the Class C Plan were $30,110 and $39,718, respectively. All distribution expenses incurred under the Class C Plan were for payments to broker-dealers and others for the sale or retention of assets.

GENERAL INFORMATION -- Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements.

The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees who have no direct or indirect financial interest in the Plans or any Implementation Agreement at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by Touchstone after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution would be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of such Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

John F. Barrett and Jill T. McGruder, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------

Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Advisor and the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Sub-Advisor's primary objective will be to obtain the most favorable price and execution for a Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because the portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads. No brokerage commissions have been paid by the Funds during the last three fiscal years.

The Sub-Advisor is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Sub-Advisor exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Sub-Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Advisor's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with the Funds.

The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Funds may affect securities transactions that are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

Consistent with the conduct rules of the National Association of Securities Dealers, Inc., and such other policies as the Board of Trustees may determine, the Sub-Advisor may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions. The Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

In certain instances there may be securities that are suitable for a Fund as well as for the Sub-Advisor's other clients. Investment decisions for a Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better execution for the Fund.

CODE OF ETHICS
--------------

The Trust, the Advisor, the Sub-Advisor and Touchstone have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act, which permits Fund personnel to invest in securities for their own accounts. The Code of Ethics adopted by each of the Trust, the Advisor, the Sub-Advisor and Touchstone is on public file with, and is available from, the SEC.

PORTFOLIO TURNOVER
------------------

The Sub-Advisor intends to hold the portfolio securities of the Money Market Funds to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in a Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund do not intend to purchase securities for short term trading; however, a security may be sold in anticipation of a market decline, or purchased in anticipation of a market rise and later sold. Securities will be purchased and sold in response to the Sub-Advisor's evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased when, in the opinion of the Sub-Advisor, a favorable yield spread exists between specific issues or different market sectors.

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Sub-Advisor anticipates that the portfolio turnover rate for each Fund normally will not exceed 100%. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one-year period.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

The share price, also called NAV, and the public offering price (NAV plus applicable sales charge) of the shares of the Funds is determined as of 4:00 p.m., Eastern time, on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its NAV might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectus.

Pursuant to Rule 2a-7 of the 1940 Act, the Money Market Funds value their portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value of a Money Market Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Money Market Funds.

Pursuant to Rule 2a-7, each Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of thirteen months or less and invests only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the security as soon as possible.

The maturity of a floating or variable rate instrument subject to a demand feature held by a Money Market Fund will be determined as follows, provided that the conditions set forth below are met. The maturity of a long-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of a short-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be one day. The maturity of a long-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand. The maturity of a short-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

The demand feature of each such instrument must entitle a Fund to receive the principal amount of the instrument plus accrued interest, if any, at the time of exercise and must be exercisable either (1) at any time upon no more than thirty days' notice or (2) at specified intervals not exceeding thirteen months and upon no more than thirty days' notice. Furthermore, the maturity of any such instrument may only be determined as set forth above as long as the instrument continues to receive a short-term rating in one of the two highest categories from any two NRSROs (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, is determined to be of comparable quality by the Sub-Advisor, under the direction of the Board of Trustees. However, an instrument having a demand feature other than an "unconditional" demand feature must have both a short-term and a long-term rating in one of the two highest categories from any two NRSROs (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, to have been determined to be of comparable quality by the Sub-Advisor, under the direction of the Board of Trustees. An "unconditional" demand feature is one that by its terms would be readily exercisable in the event of a default on the underlying instrument.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Money Market Funds as computed for the purpose of sales and redemptions at $1 per share. The procedures include review of each Fund's portfolio holdings by the Board of Trustees to determine whether a Fund's NAV calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a NAV per share by using available market quotations. The Board of Trustees has also established procedures designed to ensure that each Fund complies with the quality requirements of Rule 2a-7.

While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price a Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Money Market Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

Tax-exempt portfolio securities are valued for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund by an outside independent pricing service approved by the Board of Trustees. The service generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the portfolio securities. The Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Funds for purposes of valuing tax-exempt securities and that valuations supplied by the pricing service are more likely to approximate the fair value of the tax-exempt securities.

If, in the Sub-Advisor's opinion, the valuation provided by the pricing service ignores certain market conditions affecting the value of a security, or when prices are not readily available from a pricing service, the Sub-Advisor will use (consistent with procedures established by the Board of Trustees) such other valuation as it considers to represent fair value. Valuations, market quotations and market equivalents provided to the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund by pricing services will only be used when such use and the methods employed have been approved by the Board of Trustees. Valuations provided by pricing services or the Sub-Advisor may be determined without exclusive reliance on matrixes and may take into consideration appropriate factors such as bid prices, quoted prices, institution-size trading in similar groups of securities, yield, quality, coupon rates, maturity, type of issue, trading characteristics and other market data.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put attached to an obligation, it is expected that such puts will be determined to have a value of zero, regardless of whether any direct or indirect consideration was paid.

The Board of Trustees has adopted a policy for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, which may be changed without shareholder approval, that the maturity of fixed rate or floating and variable rate instruments with demand features will be determined as follows. The maturity of each such fixed rate or floating rate instrument will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of each such variable rate instrument will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

Taxable securities, if any, held by the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

CHOOSING A SHARE CLASS
----------------------

TAX-FREE INTERMEDIATE TERM FUND AND OHIO INSURED TAX-FREE FUND

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer three classes of shares: Class A, Class B and Class C shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales charges and distribution expense amounts. Shares of the Tax-Free Intermediate Term Fund purchased before February 1, 1994 are Class A shares. Shares of the Ohio Insured Tax-Free Fund purchased before
November 1, 1993 are Class A shares. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. If you qualify for reduced sales charges or, in the case of purchases of $1 million or more, no initial sales charge, you may find Class A shares attractive. Moreover, Class A shares are subject to lower ongoing expenses than Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without an initial sales charge so more of the purchase price is immediately invested in a Fund. Any investment return on these investments may be partially or wholly offset by the higher annual expenses. However, because a Fund's future returns cannot be predicted, there can be no assurance that this would be the case.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Touchstone works with many experienced and very qualified financial advisors throughout the country that may provide valuable assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Touchstone believes that these value-added services can greatly benefit you through market cycles and will work diligently with your chosen financial advisor.

Finally, you should consider the effect of the contingent deferred sales charge ("CDSC") and any conversion rights of each class in the context of your investment timeline. For example, Class C shares are generally subject to a significantly lower CDSC upon redemption than Class B shares, however, unlike Class B shares, they do not convert to Class A shares after a stated period of time. Class C shares, therefore, are subject to a 1.00% annual 12b-1 fee for an indefinite period of time, while Class B shares will convert to Class A shares after approximately eight years and will be subject to only a .25% annual 12b-1 fee. Thus, Class B shares may be more attractive than Class C shares if you have a longer-term investment outlook. On the other hand, if you are unsure of the length of time you intend to invest or the conversion feature is not attractive to you, you may wish to elect Class C shares.

The chart below compares the sales charges, 12b-1 fees and conversion features applicable to each class of shares:

                                                         12B-1      CONVERSION
CLASS     SALES CHARGE                                    FEE         FEATURE
--------------------------------------------------------------------------------
A         Maximum 4.75% initial sales charge reduced     0.25%     None
          for purchases of $50,000 and over; shares sold without an initial sales charge may be subject to a 1.00% CDSC during 1st year if a commission was paid to a dealer

B         Maximum 5.00% CDSC during the 1st              1.00%     Class B
          year which decreases incrementally and                   Shares will
          is 0 after 6 years                                       automatically
                                                                   convert to
                                                                   Class A
                                                                   shares after
                                                                   approximately
                                                                   8 years

C         1.00% CDSC during 1st year                     1.00%     None
--------------------------------------------------------------------------------

If you are investing $1 million or more, it is generally more beneficial for you to buy Class A shares because there is no front-end sales charge and the annual expenses are lower.

CLASS A SHARES

Class A shares are sold at NAV plus an initial sales charge. In some cases, reduced initial sales charges for the purchase of Class A shares may be available, as described below. Investments of $1 million or more are not subject to a sales charge at the time of purchase but may be subject to a CDSC of 1.00% on redemptions made within 1 year after purchase if a commission was paid by Touchstone to a participating unaffiliated dealer. Class A shares are also subject to an annual 12b-1 distribution fee of up to .25% of a Fund's average daily net assets allocable to Class A shares.

The following table illustrates the initial sales charge breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for accounts opened after July 31, 1999:

                                                       Which         Dealer
                                    Percentage of    Equals this    Reallowance
                                    Offering Price   Percentage    as Percentage
                                     Deducted for    of Your Net    of Offering
Amount of Investment                 Sales Charge    Investment        Price
--------------------                 ------------    ----------        -----
Less than $50,000                        4.75%          4.99%          4.00%
$50,000 but less than $100,000           4.50           4.72           3.75
$100,000 but less than $250,000          3.50           3.63           2.75
$250,000 but less than $500,000          2.95           3.04           2.25
$500,000 but less than $1,000,000        2.25           2.31           1.75
$1,000,000 or more                       None           None

The following table illustrates the initial sales charge breakpoints for the purchase of Class A shares of the Ohio Insured Tax-Free Fund for accounts opened before August 1, 1999:

                                                       Which         Dealer
                                    Percentage of    Equals this    Reallowance
                                    Offering Price   Percentage    as Percentage
                                     Deducted for    of Your Net    of Offering
Amount of Investment                 Sales Charge    Investment        Price
--------------------                 ------------    ----------        -----
Less than $100,000                       4.00%          4.17%          3.60%
$100,000 but less than $250,000          3.50           3.63           3.30
$250,000 but less than $500,000          2.50           2.56           2.30
$500,000 but less than $1,000,000        2.00           2.04           1.80
$1,000,000 or more                       None           None

The following table illustrates the initial sales charge breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund for accounts opened before August 1, 1999 and after January 31, 1995:

                                                        Which         Dealer
                                    Percentage of    Equals this    Reallowance
                                    Offering Price   Percentage    as Percentage
                                     Deducted for    of Your Net    of Offering
Amount of Investment                 Sales Charge    Investment        Price
--------------------                 ------------    ----------        -----
Less than $100,000                       2.00%          2.04%          1.80%
$100,000 but less than $250,000          1.50           1.52           1.35
$250,000 but less than $500,000          1.00           1.01            .90
$500,000 but less than $1,000,000        0.75           0.76           0.65
$1,000,000 or more                       None           None

The following table illustrates the initial sales charge breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund for accounts opened before February 1, 1995:

                                                       Which          Dealer
                                    Percentage of    Equals this    Reallowance
                                    Offering Price   Percentage    as Percentage
                                     Deducted for    of Your Net    of Offering
Amount of Investment                 Sales Charge    Investment        Price
--------------------                 ------------    ----------        -----
Less than $500,000                       1.00%          1.01%          1.00%
$500,000 but less than $1,000,000        0.75           0.76           0.75
$1,000,000 or more                       None           None

Under certain circumstances, Touchstone may increase or decrease the reallowance to selected dealers. In addition to the compensation otherwise paid to securities dealers, Touchstone may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other funds in the Touchstone Family of Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers will receive first year compensation of up to 1.00% of such purchases from Touchstone. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other funds in the Touchstone Family of Funds. Dealers should contact Touchstone for more information on the calculation of the dealer's commission in the case of combined purchases.

An exchange from other Touchstone Funds will not qualify for payment of the dealer's commission unless the exchange is from a Touchstone Fund with assets as to which a dealer's commission or similar payment has not been previously paid. No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a CDSC if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "CDSC for Certain Purchases of Class A Shares" below.

REDUCED SALES CHARGE. You may use the right of accumulation to combine the cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a sales charge with the amount of any current purchases of Class A shares in order to take advantage of the reduced sales charges set forth in the tables above. Purchases of Class A shares in any Touchstone load fund under a letter of intent may also be eligible for the reduced sales charges. The minimum initial investment under a letter of intent is $10,000. You should contact the transfer agent for information about the right of accumulation and letter of intent.

CDSC FOR CERTAIN PURCHASES OF CLASS A SHARES. A CDSC is imposed upon certain redemptions of Class A shares of the Funds (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by Touchstone and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to Touchstone and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption. If a purchase of Class A shares is subject to the CDSC, you will be notified on the confirmation you receive for your purchase. Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the CDSC.

CLASS B SHARES

Class B shares are sold at NAV without an initial sales charge. Class B shares are subject to a CDSC if you redeem Class B shares within 6 years of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class B shares being redeemed, or (2) the NAV of such Class B shares being redeemed. A CDSC will not be imposed upon redemptions of Class B shares held for at least seven years. The amount of sales charge will depend on how long you have held your shares, as set forth in the following table:

Year Since Purchase                CDSC as a % of Amount
Payment Made                         Subject to Charge
--------------------------------------------------------
First                                      5.00%
Second                                     4.00%
Third                                      3.00%
Fourth                                     2.00%
Fifth                                      1.00%
Sixth                                      1.00%
Seventh and thereafter*                    None

*Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

Class B shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class B shares. Touchstone intends to pay a commission of 4.00% of the purchase amount to your broker at the time you purchase Class B shares.

CLASS C SHARES

Class C shares are sold at NAV, without an initial sales charge and are subject to a CDSC of 1.00% on redemptions of Class C shares made within one year of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A CDSC will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual

12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class C shares. Touchstone intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

ADDITIONAL INFORMATION ON THE CDSC

The CDSC is waived under the following circumstances:

o Any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. Touchstone may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

o Redemptions from a systematic withdrawal plan. If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawal redemptions are limited to no more than 10% of your account value or number of shares per year, as of the date the transfer agent receives your request. If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your annual account value at the time of withdrawal.

o Redemptions from retirement plans qualified under Section 401 of the Internal Revenue Code. The CDSC will be waived for benefit payments made by Touchstone directly to plan participants. Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under IRC Section 401(a)(9)), in-service distributions, hardships, loans and qualified domestic relations orders. The CDSC waiver will not apply in the event of termination of the plan or transfer of the plan to another financial institution.

All sales charges imposed on redemptions are paid to Touchstone. In determining whether the CDSC is payable, it is assumed that shares not subject to the CDSC are the first redeemed followed by other shares held for the longest period of time. The CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

The following example will illustrate the operation of the CDSC. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 400 shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will pay the charge. At the rate of 5.00%, the CDSC would be $200 for redemptions of Class B shares. At the rate of 1.00%, the CDSC would be $40 for redemptions of Class C shares. In determining whether an amount is available for redemption without incurring a deferred sales charge, the purchase payments made for all Class C shares in your account are aggregated.

The following example will illustrate the operation of the CDSC for Class B shares. Assume that you open an account and purchase 1,000 shares at $10 per share and that twenty-eight months later the NAV per share is $14 and, during such time, you have acquired (a) 150 additional shares through reinvestment of distributions and (b) 500 shares through purchases at $11 per share during the second year. If at such time you should redeem 1,450 shares (proceeds of $20,300), 150 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 1,300 shares, the charge is applied only to the (a) original cost of $10 per share for the first 1,000 shares and not to the increase in NAV of $4 per share and (b) to the original cost of $11 per share for the next 300 shares and not to the increase in NAV of $3 per share. Therefore, $18,200 of the $20,300 redemption proceeds will pay the charge. Since this redemption is in the third year of the CDSC schedule, (a) the 1,000 shares will be at the rate of 3.00% and the CDSC would be $300 and (b) the 300 shares will be at the rate of 4.00% and the CDSC would be $132. After this transaction is completed, the account has 200 shares remaining with an initial purchase value of $11 per share and these shares are in the second year of the CDSC schedule.

OTHER PURCHASE INFORMATION
--------------------------

Additional information with respect to certain types of purchases of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is set forth below.

AGGREGATION. Sales charge discounts are available for certain aggregated investments. Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts. Individual purchases by trustees or other fiduciaries may also be aggregated if the investments are: (1) for a single trust estate or fiduciary account; or (2) for a common trust fund or other pooled account not specifically formed for the purpose of accumulating Fund shares. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES. To qualify for a reduced sales charge, you may combine concurrent purchases of Class A shares of two or more Funds (other than a money market fund). For example, if you concurrently invest $25,000 in Class A shares of one Fund and $25,000 in Class A shares of another Fund, the sales charge would be reduced to reflect a $50,000 purchase.

RIGHT OF ACCUMULATION. A purchaser of Class A shares of a Fund has the right to combine the cost or current NAV (whichever is higher) of his existing Class A shares of the load funds distributed by Touchstone with the amount of his current purchases in order to take advantage of the reduced sales charges set forth in the table in the Prospectus. The purchaser or his dealer must notify the transfer agent that an investment qualifies for a reduced sales charge. The reduced charge will be granted upon confirmation of the purchaser's holdings by the transfer agent. A purchaser includes an individual and his immediate family members, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense (the "Purchaser").

LETTER OF INTENT. The reduced sales charges set forth in the table in the Prospectus may also be available to any Purchaser of Class A shares of a Fund who submits a letter of intent to the transfer agent (a "Letter of Intent"). The Letter of Intent must state an intention to invest within a thirteen-month period in Class A shares of any load fund distributed by Touchstone a specified amount which, if made at one time, would qualify for a reduced sales charge. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen-month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter of Intent, the Purchaser becomes eligible for the reduced sales charge applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

The Letter of Intent is not a binding obligation on the Purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen-month period, the applicable sales charge will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

A ninety-day backdating period can be used to include earlier purchases at the Purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen-month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The Purchaser or his dealer must notify the transfer agent that an investment is being made pursuant to an executed Letter of Intent.

WAIVER OF SALES CHARGE. Sales charges do not apply to shares of the Funds purchased:
     1. By registered representatives or other employees (and their immediate family members) of broker/dealers, banks or other financial institutions having agreements with Touchstone.
     2. By a director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
     3. By clients of any investment advisor or financial planner who has made appropriate arrangements with the Trust or Touchstone.
     4. In accounts as to which a broker-dealer charges an asset management fee, provided the broker-dealer has an agreement with Touchstone.
     5. As part of certain promotional programs established by the Fund and/or Touchstone.
     6. By one or more members of a group of persons engaged in a common business, profession, civic or charitable endeavor or other activity and retirees and immediate family members of such persons pursuant to a marketing program between Touchstone and such group.

     7. By banks, bank trust departments, savings and loan associations and federal and state credit unions.
     8.   Through processing organizations described in the Prospectus.


Immediate family members are defined as the spouse, parents, siblings, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a director, officer or employee. The term "employee" is deemed to include current and retired employees.

Exemptions must be qualified in advance by Touchstone. Your financial advisor should call Touchstone for more information.

WAIVER OF MINIMUM INVESTMENT REQUIREMENTS. The minimum and subsequent investment requirements for purchases in the Funds may not apply to:
1. Any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
2. Any employee benefit plan that is provided administrative services by a third-party administrator that has entered into a special service arrangement with Touchstone.

EXCHANGES. Exchanges may be subject to certain limitations and are subject to the Touchstone Funds' policies concerning excessive trading practices, which are policies designed to protect Funds and their shareholders from the harmful effect of frequent exchanges.

The Funds may restrict or refuse purchases or exchanges by market timers and may restrict or refuse purchases or exchanges by a shareholder who fails to comply with the restrictions set forth below. You may be considered a market timer if you have (i) requested an exchange or redemption out of any of the Touchstone Funds within two weeks of an earlier purchase or exchange request out of any Fund, or (ii) made more than two exchanges within a rolling 90 day period.

Upon the Fund's restriction or refusal of a purchase or exchange as a result of excessive exchanging or market timing, written notification of the Fund's policies on these issues will be sent to the shareholder's agent and/or to the broker-dealer firm of record for any account deemed to be market timing by the Fund. If an account has no such agent or broker-dealer, written notification will be sent directly to the shareholder.

OTHER INFORMATION. The Trust does not impose a front-end sales charge or imposes a reduced sales charge in connection with purchases of shares of a Fund made under the reinvestment privilege, purchases through exchanges and other purchases which qualify for a reduced sales charge as described herein because such purchases require minimal sales effort by Touchstone. Purchases made at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
-----

The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal and state taxes.

Each Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met:
(a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited with respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

Each Fund intends to invest in sufficient obligations so that it will qualify to pay, for federal income tax purposes, "exempt-interest dividends" (as defined in the Internal Revenue Code) to shareholders. A Fund's dividends payable from net tax-exempt interest earned from tax-exempt obligations will qualify as exempt-interest dividends for federal income tax purposes if, at the close of each quarter of the taxable year of the Fund, at least 50% of the value of its total assets consists of tax-exempt obligations. The percentage of income that is exempt from federal income taxes is applied uniformly to all distributions made during each calendar year. This percentage may differ from the actual tax-exempt percentage during any particular month.

Interest on "specified private activity bonds," as defined by the Tax Reform Act of 1986, is an item of tax preference possibly subject to the alternative minimum tax. The Funds may invest in such "specified private activity bonds" subject to the requirement that each Fund invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. The Tax Reform Act of 1986 also created a tax preference for corporations equal to one-half of the excess of adjusted net book income over alternative minimum taxable income. As a result, one-half of tax-exempt interest income received from the Funds may be a tax preference for corporate investors.

Each Fund intends to invest primarily in obligations with interest income exempt from federal income taxes. To the extent possible, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund intend to invest primarily in obligations the income from which is exempt from Ohio personal income tax, the California Tax-Free Money Market Fund intends to invest primarily in obligations the income from which is exempt from California income tax and the

Florida Tax-Free Money Market Fund intends to invest primarily in obligations the value of which is exempt from the Florida intangible personal property tax. Distributions from net investment income and net realized capital gains, including exempt-interest dividends, may be subject to state taxes in other states.

Under the Internal Revenue Code, interest on indebtedness incurred or continued to purchase or carry shares of investment companies paying exempt-interest dividends, such as the Funds, will not be deductible by the investor for federal income tax purposes. Shareholders receiving Social Security benefits may be subject to federal income tax (and perhaps state personal income tax) on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Funds). Shareholders should consult their tax advisors as to the application of these provisions.

All or a portion of the sales charge incurred in purchasing Class A shares of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will not be included in the federal tax basis of any of such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in any other fund of the Touchstone Family of Funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested in a Touchstone fund. The portion of the sales charge so excluded from the tax basis of the shares sold will equal the amount by which the sales charge that would otherwise be applicable upon the reinvestment is reduced. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of June 30, 2002, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                                   AMOUNT        EXPIRES JUNE 30
                                                   ------        ---------------

Ohio Tax-Free Money Market Fund                   $     90            2004
                                                     2,952            2008
                                                    12,818            2009

Florida Tax-Free Money Market Fund                $  1,152            2007
                                                     6,777            2008
                                                       120            2010

Tax-Free Intermediate Term Fund                   $148,056            2004
                                                   486,896            2009

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus

98% of its net capital gains recognized during the one-year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

The Trust is required to withhold and remit to the U.S. Treasury a portion of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------

Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of each Fund during any 90-day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities that are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

Yield quotations on investments in the Money Market Funds are provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows: Effective yield = (base period return + 1)365/7 - 1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Money Market Funds do not normally recognize unrealized gains and losses under the amortized cost valuation method). The Tax-Free Money Market Fund's current and effective yields for the seven days ended June 30, 2002 were 1.06% and 1.06%, respectively. The Ohio Tax-Free Money Market Fund's current and effective yields for the seven days ended June 30, 2002 were 1.03% and 1.04%, respectively, for Retail shares and 1.28% and 1.29%, respectively, for Institutional shares. The California Tax-Free Money Market Fund's current and effective yields for the seven days ended June 30, 2002 were 0.84% and 0.85%, respectively. The Florida Tax-Free Money Market Fund's current and effective yields for the seven days ended June 30, 2002 were 1.14% and 1.15%, respectively.

The Money Market Funds may also quote a tax-equivalent current or effective yield, computed by dividing that portion of a Fund's current or effective yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. Based on the highest marginal federal income tax rate for individuals (38.6%), the Tax-Free Money Market Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2002 were 1.72% and 1.73%, respectively. Based on the highest combined marginal federal and Ohio income tax rate for individuals, the Ohio Tax-Free Money Market Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2002 were 1.81% and 1.82%, respectively, for Retail shares and 2.24% and 2.26%, respectively, for Institutional shares. Based on the highest combined marginal federal and California income tax rate for individuals, the California Tax-Free Money Market Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2002 were 1.51% and 1.52%, respectively. Based on the highest marginal federal income tax rate for individuals (38.6%), the Florida Tax-Free Money Market Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2002 were 1.86% and 1.87%, respectively.

From time to time, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                P (1 + T)  = ERV
Where:
P =       a hypothetical initial payment of $1,000
T =       average annual total return
n =       number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. The calculation also assumes the deduction of the current maximum sales charge from the initial $1,000 payment. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for the periods ended June 30, 2002 are as follows:

TAX-FREE INTERMEDIATE TERM FUND (CLASS A)
1 year                                                                     0.72%
5 years                                                                    3.80%
10 years                                                                   4.83%

TAX-FREE INTERMEDIATE TERM FUND (CLASS B)
1 year                                                                     0.96%
Since inception (May 1, 2001)                                              2.19%

TAX-FREE INTERMEDIATE TERM FUND (CLASS C)
1 year                                                                     4.94%
5 years                                                                    4.05%
Since inception (February 1, 1994)                                         3.83%

OHIO INSURED TAX-FREE FUND (CLASS A)
1 year                                                                     0.18%
5 years                                                                    4.05%
10 years                                                                   5.18%

OHIO INSURED TAX-FREE FUND (CLASS B)
1 year                                                                     0.72%
Since inception (May 1, 2001)                                              2.39%

OHIO INSURED TAX-FREE FUND (CLASS C)
1 year                                                                     4.54%
5 years                                                                    4.33%
Since inception (November 1, 1993)                                         4.12%

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may advertise average annual total return after taxes on distributions. Average annual total return after taxes on distributions will be computed by finding the average annual compounded rates over 1, 5 and 10 year periods that would equate the initial amount invested to the ending value, according to the following formula:

           n
     P(1+T) =ATV
                D

Where:
     P    =    a hypothetical initial payment of $1,000.
     T    =    average annual total return (after taxes on distributions).
     n    =    number of years.
     ATV  =    ending  value  of a  hypothetical  $1,000  payment  made  at  the
        D      beginning of the 1-, 5-, or 10-year periods at the end of the 1-,
               5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

The calculation of average annual total return after taxes on distributions assumes the reinvestment of all dividends and distributions, less the taxes due on such distributions. The calculation also assumes the deduction of the current maximum sales charge from the initial $1,000 payment. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns after taxes on distributions of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for the periods ended June 30, 2002 are as follows:

TAX-FREE INTERMEDIATE TERM FUND (CLASS A)
1 year                                                                     0.72%
5 years                                                                    3.80%
10 years                                                                   4.83%

TAX-FREE INTERMEDIATE TERM FUND (CLASS B)
1 year                                                                     0.96%
Since inception (May 1, 2001)                                              2.19%

TAX-FREE INTERMEDIATE TERM FUND (CLASS C)
1 year                                                                     4.94%
5 years                                                                    4.05%
Since inception (February 1, 1994)                                         3.83%

OHIO INSURED TAX-FREE FUND (CLASS A)
1 year                                                                     0.14%
5 years                                                                    3.86%
10 years                                                                   5.08%

OHIO INSURED TAX-FREE FUND (CLASS B)
1 year                                                                     0.69%
Since inception (May 1, 2001)                                              2.36%

OHIO INSURED TAX-FREE FUND (CLASS C)
1 year                                                                     4.51%
5 years                                                                    4.14%
Since inception (November 1, 1993)                                         4.01%

The  Tax-Free  Intermediate  Term Fund and the Ohio  Insured  Tax-Free  Fund may
advertise   average  annual  total  return  after  taxes  on  distributions  and redemption. Average annual total return after taxes on distributions and redemption will be computed by finding the average annual compounded rates over 1, 5 and 10 year periods that would equate the initial amount invested to the ending value, according to the following formula:

           n
     P(1+T) =ATV
                DR

Where:
     P    =    a hypothetical initial payment of $1,000.
     T    =    average  annual total return  (after taxes on  distributions  and redemption).
     n    =    number of years.
     ATV  =    ending  value  of a  hypothetical  $1,000  payment  made  at  the
        DR     beginning of the 1-, 5-, or 10-year periods at the end of the 1-,
               5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

The calculation of average annual total return after taxes on distributions and redemption assumes the reinvestment of all dividends and distributions, less the taxes due on such distributions. The calculation also assumes the deduction of the current maximum sales charge from the initial $1,000 payment. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns after taxes on distributions and redemption of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for the periods ended June 30, 2002 are as follows:

TAX-FREE INTERMEDIATE TERM FUND (CLASS A)
1 year                                                                     1.97%
5 years                                                                    3.88%
10 years                                                                   4.78%

TAX-FREE INTERMEDIATE TERM FUND (CLASS B)
1 year                                                                     1.90%
Since inception (May 1, 2001)                                              2.44%

TAX-FREE INTERMEDIATE TERM FUND (CLASS C)
1 year                                                                     4.34%
5 years                                                                    3.97%
Since inception (February 1, 1994)                                         3.82%

OHIO INSURED TAX-FREE FUND (CLASS A)
1 year                                                                     1.81%
5 years                                                                    4.10%
10 years                                                                   5.11%

OHIO INSURED TAX-FREE FUND (CLASS B)
1 year                                                                     2.00%
Since inception (May 1, 2001)                                              2.77%

OHIO INSURED TAX-FREE FUND (CLASS C)
1 year                                                                     4.28%
5 years                                                                    4.22%
Since inception (November 1, 1993)                                         4.10%

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also advertise total return (a "nonstandardized quotation") that is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable front-end or contingent deferred sales charge that, if included, would reduce total return. The total returns of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund as calculated in this manner for each of the last ten fiscal years (or since inception) are as follows:


                                                            Ohio       Ohio       Ohio
               Tax-Free       Tax-Free       Tax-Free       Insured    Insured    Insured
               Intermediate   Intermediate   Intermediate   Tax-Free   Tax-Free   Tax-Free
Period Ended   Term Fund      Term Fund      Term Fund      Fund       Fund       Fund
               Class A        Class B        Class C        Class A    Class B    Class C
-------------------------------------------------------------------------------------------
6-30-93        10.75%                                       12.24%
-------------------------------------------------------------------------------------------
6-30-94         1.70%                        -3.40%(1)      -0.41%                -4.01%(2)
-------------------------------------------------------------------------------------------
6-30-95         6.36%                         5.82%          7.75%                 7.31%
-------------------------------------------------------------------------------------------
6-30-96         4.51%                         4.00%          5.05%                 4.44%
-------------------------------------------------------------------------------------------
6-30-97         6.19%                         5.49%          7.36%                 6.65%
-------------------------------------------------------------------------------------------
6-30-98         5.63%                         4.85%          7.03%                 6.24%
-------------------------------------------------------------------------------------------
6-30-99         2.07%                         1.40%          1.81%                 1.05%
-------------------------------------------------------------------------------------------
6-30-00         2.75%                         1.88%          2.60%                 1.75%
-------------------------------------------------------------------------------------------
6-30-01         7.99%         1.50%(3)        7.27%          8.88%     1.98%(3)    8.15%
-------------------------------------------------------------------------------------------
6-30-02         5.73%         4.96%           4.94%          5.15%     4.72%       4.54%
-------------------------------------------------------------------------------------------

(1)  From date of initial public offering on February 1, 1994.
(2)  From date of initial public offering on November 1, 1993.
(3)  From date of initial public offering on May 1, 2001.

A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable front-end or contingent deferred sales charge or over periods other than those specified for average annual total return. The average annual compounded rates of return for Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (excluding sales charges) for the periods ended June 30, 2002 are as follows:

TAX-FREE INTERMEDIATE TERM FUND (CLASS A)
1 Year                                                                     5.73%
3 Years                                                                    5.48%
5 Years                                                                    4.82%
10 Years                                                                   5.34%
Since inception (September 10, 1981)                                       6.07%

OHIO INSURED TAX-FREE FUND (CLASS A)
1 Year                                                                     5.15%
3 Years                                                                    5.52%
5 Years                                                                    5.07%
10 Years                                                                   5.69%
Since inception (April 1, 1985)                                            7.21%

A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

From time to time,  the  Tax-Free  Intermediate  Term Fund and the Ohio  Insured
Tax-Free Fund may advertise their yield and tax-equivalent yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                            6
     Yield = 2[(a-b)/cd + 1)  - 1]

Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =  the maximum offering price per share on the last day of the period

Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yields of Class A, Class B and Class C shares of the Tax-Free Intermediate Term Fund for June 2002 were 3.40%, 2.82% and 2.83%, respectively. The yields of Class A, Class B and Class C shares of the Ohio Insured Tax-Free Fund for June 2002 were 4.07%, 3.52% and 3.52%, respectively. Tax-equivalent yield is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. Based on the highest marginal federal income tax rate for individuals (38.6%), the tax-equivalent yields of Class A, Class B and Class C shares of the Tax-Free Intermediate Term Fund for June 2002 were 6.54%, 5.31% and 5.33%, respectively. Based on the highest combined marginal federal and Ohio income tax rate for individuals, the tax-equivalent yields of Class A, Class B and Class C shares of the Ohio Insured Tax-Free Fund for June 2002 were 7.70%, 6.37% and 6.37%, respectively.

The performance quotations described above are based on historical earnings and are not intended to indicate future performance. Yield quotations are computed separately for Retail and Institutional shares of the Ohio Tax-Free Money Market Fund. The yield of Institutional shares is expected to be higher than the yield of Retail shares due to the distribution fees imposed on Retail shares. Average annual total return and yield are computed separately for Class A, Class B and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. The yield of Class A shares is expected to be higher than the yield of Class B and Class C shares due to the higher distribution fees imposed on Class B and Class C shares.

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

iMoneyNet Inc.'s Money Fund Report provides a comparative analysis of performance for various categories of money market funds. The Tax-Free Money Market Fund may compare performance rankings with money market funds appearing in the Tax-Free Stockbroker & General Purpose Funds category. The Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund may compare performance rankings with money market funds appearing in the Tax-Free State Specific Stockbroker & General Purpose Funds categories.

Lipper Fixed Income Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges. The Tax-Free Money Market Fund may provide comparative performance information appearing in the Tax-Exempt Money Market Funds category, the Ohio Tax-Free Money Market Fund may provide comparative performance information appearing in the Ohio Tax-Exempt Money Market Funds category, the California Tax-Free Money Market Fund may provide comparative performance information appearing in the California Tax-Exempt Money Market Funds category and the Florida Tax-Free Money Market Fund may provide comparative performance information appearing in the Other States Tax-Exempt Money Market Funds category. The Tax-Free Intermediate Term Fund may provide comparative performance information appearing in the Intermediate (5-10 year) Municipal Debt Funds category and the Ohio Insured Tax-Free Fund may provide comparative performance information appearing in the Ohio Municipal Debt Funds category.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------

As of October 4, 2002, the following shareholders held over 5% of the outstanding shares of a Fund (or class):

--------------------------------------------------------------------------------
                                                                    % OF FUND
FUND                          SHAREHOLDER                           (OR CLASS)
--------------------------------------------------------------------------------
Tax-Free Money Market Fund    Edward A. Striker                    10.98%
                              Carol A. Striker
                              9711 Bennington  Drive
                              Cincinnati, OH 45241
--------------------------------------------------------------------------------
Tax-Free Money Market Fund    National Investor Services Corp.     11.38%
                              FBO The Exclusive Benefit of its
                              Customers
                              55 Water Street
                              New York, NY  10041
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tax-Free Intermediate Term    Merrill Lynch, Pierce, Fenner &       6.90%
Fund - Class A                Smith Incorporated For the Sole
                              Benefit of its Customers
                              4800 Deer Lake Dr. East
                              Jacksonville, FL 32246
--------------------------------------------------------------------------------
Tax-Free Intermediate Term    PaineWebber for the Benefit of       57.94%
Fund - Class B                William Brandt*
                              263 Whiley Road
                              Groton, MA 01450
--------------------------------------------------------------------------------
Tax-Free Intermediate Term    Merrill Lynch, Pierce, Fenner &      31.44%
Fund - Class B                Smith Incorporated
                              For the Sole Benefit of its
                              Customers
                              4800 Deer Lake Drive East
                              Jacksonville, FL  32246
--------------------------------------------------------------------------------
Tax-Free Intermediate Term    Raymond James & Associates            6.22%
Fund - Class B                FBO A Customer
                              880 Carillon Parkway
                              St. Petersburg, FL  33716
--------------------------------------------------------------------------------
Tax-Free Intermediate Term    National Financial Services Corp.    12.91%
Fund - Class C                FBO A Customer
                              797 Stonebreaker Road
                              Smithland, KY 42081
--------------------------------------------------------------------------------
Ohio Insured Tax-Free         Andy Dudash                          18.86%
Fund - Class B                Jae Dudash
                              7485 Creek Court
                              Canal Winchester, OH  43117
--------------------------------------------------------------------------------
Ohio Insured Tax-Free         Donaldson, Lufkin & Jenrette         18.56%
Fund - Class B                Securities Corporation
                              P.O. Box 2052
                              Jersey City, NJ  07303
--------------------------------------------------------------------------------
Ohio Insured Tax-Free         Beatrice J. Donnelly Revocable        7.20%
Fund - Class B                Trust
                              Beatrice J. Donnelly
                              1085 Pinehollow Lane
                              Cincinnati, OH  45231
--------------------------------------------------------------------------------
Ohio Insured Tax-Free         Bonness Family Revocable Living      17.79%
Fund - Class B                Trust
                              Wilfred R./Ruth T. Bonness
                              1740 King Road
                              Hinckley, OH  44233
--------------------------------------------------------------------------------
Ohio Insured Tax-Free         Donald A. and Carole J. Richards     11.89%
Fund - Class B                Donald A. and Carole Richards
                              Living Trust
                              5694 Nickview Drive
                              Cincinnati, OH  45247
--------------------------------------------------------------------------------
Ohio Insured Tax-Free         Frank E. Furie                       22.51%
Fund - Class B                7558 Deer Valley Crossing
                              Powell, OH  43065
--------------------------------------------------------------------------------
Ohio Insured Tax-Free         Martha Highsmith                      5.10%
Fund - Class C                Robert Highsmith
                              1302 Avon Drive
                              Cincinnati, OH  45229
--------------------------------------------------------------------------------
Ohio Insured Tax-Free         PaineWebber for the Benefit of        5.64%
Fund - Class C                Leland F. Brubaker Trustee
                              4229 Westleton Ct.
                              Columbus, OH  43221
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ohio Insured Tax-Free         FiServe Securities Inc.              15.44%
Fund - Class C                Attn: Mutual  Funds
                              2005 Market Street
                              Philadelphia, PA  19103
--------------------------------------------------------------------------------
Ohio Tax-Free Money Market    FiServe Securities Inc.*             48.17%
Fund - Retail Shares          Attn: Mutual Funds
                              2005 Market Street
                              Philadelphia, PA  19103
--------------------------------------------------------------------------------
Ohio Tax-Free Money Market    Cortland Financial Services           8.77%
Fund - Retail Shares          For the Benefit of its Customers
                              600 Fifth Avenue
                              New York, NY  10020
--------------------------------------------------------------------------------
Ohio Tax-Free Money Market    Fifth Third Bank Trust*              83.79%
Fund - Institutional Shares   Attn Jennifer Moser
                              38 Fountain Square Plaza
                              Cincinnati, OH 45202
--------------------------------------------------------------------------------
Florida Tax-Free Money        Fifth Third Bank Trust*              66.29%
Market Fund                   38 Fountain Square Plaza
                              Cincinnati, OH 45263
--------------------------------------------------------------------------------
Florida Tax-Free Money        Joseph H. Kanter                      6.84%
Market Fund                   9792 Windisch Road
                              West Chester, OH 45069
--------------------------------------------------------------------------------
Florida Tax-Free Money        National Investor Services Corp.      5.46%
Market Fund                   For the Exclusive Benefit of its
                              Customers
                              55 Water Street
                              New York, NY  10041
--------------------------------------------------------------------------------

* May be deemed to control the Fund (or class) due to beneficial ownership of 25% or more of the outstanding shares as of October 4, 2002.

As of October 4, 2002, the Trustees and officers of the Trust as a group owned of record and beneficially less than 1% of the outstanding shares of the Trust and of each Fund (or class).

CUSTODIANS
----------

The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, has been retained to act as Custodian for investments of the Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund and the California Tax-Free Money Market Fund. The Fifth Third Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Fifth Third Bank receives from each Fund a base fee at the annual rate of .005% of average net assets (subject to a minimum annual fee of $1,500 per Fund and a maximum fee of $5,000 per Fund) plus transaction charges for each security transaction of the Funds.

The Huntington Trust Company, N.A., 41 South High Street, Columbus, Ohio, has been retained to act as Custodian for investments of the Florida Tax-Free Money Market Fund. The Huntington Trust Company, N.A. acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Huntington Trust Company receives a fee at the annual rate of .026% of the Fund's average net assets.

INDEPENDENT AUDITORS
--------------------

The firm of Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio, has been selected as independent auditors for the Trust for the fiscal year ending June 30, 2003. Ernst & Young performs an annual audit of the Trust's financial statements and advises the Trust on certain accounting matters.

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT
---------------------------------------------

The Trust's transfer agent, Integrated Fund Services, Inc. ("Integrated"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Integrated is an affiliate of the Advisor, the Sub-Advisor and Touchstone by reason of common ownership.

Integrated also provides accounting and pricing services to the Trust. For calculating daily NAV per share and maintaining such books and records as are necessary to enable Integrated to perform its duties, each Fund pays Integrated a monthly fee based on the asset size of the Fund. Set forth below are the accounting and pricing fees paid by the Funds during the fiscal years ended
June 30, 2002, 2001 and 2000.

                                          2002          2001          2000
                                          ----          ----          ----

Tax-Free Money Market Fund              $  30,000    $  30,000    $   30,000
Tax-Free Intermediate Term Fund            54,000       44,000        45,000
Ohio Insured Tax-Free Fund                 60,000       50,000        48,000
Ohio Tax-Free Money Market Fund            73,494       73,000        73,000
California Tax-Free Money Market Fund      36,000       37,000        36,000
Florida Tax-Free Money Market Fund         30,000       29,000        41,000

Integrated also provides administrative services to the Funds. In this capacity, Integrated supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Integrated supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees. Prior to November 1, 2002, Integrated was compensated by the Advisor for the performance of these administrative services. Beginning November 1, 2002, the Funds will pay Integrated a monthly administrative service fee based on each Fund's average daily net assets.

FINANCIAL STATEMENTS
--------------------

The financial statements as of June 30, 2002 appear in the Trust's annual report, which is attached to this Statement of Additional Information. The Trust's annual report was audited by Ernst & Young LLP.



                     o TAX-FREE MONEY MARKET FUND

                     o CALIFORNIA TAX-FREE MONEY MARKET FUND

                     o OHIO TAX-FREE MONEY MARKET FUND

                     o FLORIDA TAX-FREE MONEY MARKET FUND

                     o TAX-FREE INTERMEDIATE TERM FUND

                     o OHIO INSURED TAX-FREE FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page
--------------------------------------------------------------------------------
Management Discussion and Analysis                                           4-6
--------------------------------------------------------------------------------

Statements of Assets and Liabilities                                         7-9
--------------------------------------------------------------------------------

Statements of Operations                                                   10-12
--------------------------------------------------------------------------------

Statements of Changes in Net Assets                                        13-15
--------------------------------------------------------------------------------

Financial Highlights                                                       16-24
--------------------------------------------------------------------------------

Notes to Financial Statements                                              25-35
--------------------------------------------------------------------------------

Portfolios of Investments:
--------------------------------------------------------------------------------

     Tax-Free Money Market Fund                                            36-37
--------------------------------------------------------------------------------

     California Tax-Free Money Market Fund                                 38-41
--------------------------------------------------------------------------------

     Ohio Tax-Free Money Market Fund                                       42-47
--------------------------------------------------------------------------------

     Florida Tax-Free Money Market Fund                                    48-49
--------------------------------------------------------------------------------

     Tax-Free Intermediate Term Fund                                       50-52
--------------------------------------------------------------------------------

     Ohio Insured Tax-Free Fund                                            53-54
--------------------------------------------------------------------------------

Notes to Portfolios of Investments                                            55
--------------------------------------------------------------------------------

Report of Independent Auditors                                                56
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
                                       [2]

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

OVERVIEW

Against the backdrop of weakening economic conditions, poor equity markets and the threat of terrorist attacks, the municipal bond market performed quite well during the year-ended June 30, 2002. Yields on high quality municipal bonds declined 0.10% to 1.15%, with yields on short-term to intermediate-term maturities declining the most. This caused the municipal yield curve to steepen significantly.

The economy, which slipped into a recession in March 2001, continued to slow as the Funds' fiscal year began in July 2001. Capital expenditures by businesses slowed dramatically, and the sharp downturn in stocks caused consumer sentiment to wane. The Federal Reserve Board continued to cut interest rates in an effort to stimulate economic activity, eventually bringing the fed funds rate to 1.75%. By the first quarter of 2002, it looked as though the Fed had achieved its goal. The economy rebounded sharply, showing growth of just over 6.00% in the first quarter. The rebound proved to be short lived as the economy slowed and concern about corporate integrity weighed heavily on the stock and corporate bond markets. The difficulties in the corporate bond and equity markets proved to be a boom for the municipal market, as investors flocked to the relative safety of the sector. In fact, municipals were one of the top performing sectors within the fixed income market for the fiscal year period. Despite historically low yield levels within the municipal market, municipal bonds continue to offer attractive relative value compared to other bond market sectors.

TAX-FREE INTERMEDIATE TERM FUND

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal. The Fund invests primarily in municipal obligations with remaining maturities of twenty years or less, and seeks to maintain an average weighted maturity of between three and ten years. For the fiscal year ended June 30, 2002, the Fund's total returns (excluding the impact of applicable sales loads) were 5.73%, 4.96% and 4.94% for Class A, Class B and Class C shares, respectively. The Lehman Brothers 7-Year Municipal Bond Index, the Fund's benchmark, returned 7.17% during the same period.

The performance of the Tax-Free Intermediate Term Fund lagged the Lipper Intermediate Municipal Debt category's average by about 0.40%. Our holdings of higher coupon bonds and issues, less sensitive to changes in interest rates, had a negative impact on our performance. The emphasis in managing the Fund continues to be maximizing tax-free returns while minimizing the market volatility by investing in high quality municipal bonds. Late in the fiscal year of the Fund, we implemented a change to help improve performance. In order to be more competitive, the investment parameters of the Fund were changed to allow 5.00% of the Funds assets to be invested in BBB rated municipal issues. This small percentage will not significantly change the overall credit quality of the portfolio, but may help to increase the tax-free income of the portfolio.

The municipal market continues to surprise most market experts. Despite a record amount of new issue supply in the first half of 2002 and low nominal yields, municipal bonds have performed quite well. Given their attractive relative value compared to other fixed income sectors, and the anticipation that the Fed will not change interest rates until at least early 2003, we believe municipal bonds should continue to do well.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [4]

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

OHIO INSURED TAX-FREE FUND

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily in high quality, long-term Ohio municipal obligations, which include general obligation bonds, revenue bonds and industrial development bonds, that are protected by insurance guaranteeing the payment of principal and interest in the event of default. For the fiscal year ended June 30, 2002, the Fund's total returns (excluding the impact of applicable sales loads) were 5.15%, 4.72% and 4.54% for Class A, Class B and Class C shares, respectively. The Lehman Brothers Municipal Index, the Fund's benchmark, returned 6.92% during the same period.

The performance of the Ohio Insured Tax-Free Fund lagged the Lipper Ohio Municipal Debt category's average for the one-year period ended June 30, 2002. A good deal of the underperformance occurred during the first quarter of the fiscal year. At that time, declining interest rates, combined with the 10-year call feature prevalent in most municipal issues, shortened the effective maturity and duration of the portfolio. Our shorter average maturity hurt our performance relative to our peers. During the second half of the fiscal year we initiated several trades to extend the Fund's effective duration, and to enhance call protection. This helped us to improve our relative performance; thus our relative ranking also improved during this period.

Yields on longer maturities are nearing 5.00%, which has historically been a level where investors have been reluctant to buy bonds. However, municipal bonds continue to offer an attractive alternative when compared to the more volatile sectors of the financial market.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [5]

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE TAX-FREE INTERMEDIATE TERM FUND - CLASS A*, THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND
         INDEX AND THE LEHMAN BROTHERS 5-YEAR MUNICIPAL G.O. BOND INDEX

            --------------------------------------------------------
                         TAX-FREE INTERMEDIATE TERM FUND
                          AVERAGE ANNUAL TOTAL RETURNS

                      1 Year   5 Years   10 Years   Since Inception*
            Class A    0.72%    3.80%     4.83%             --
            Class B    0.96%      --        --            2.19%
            Class C    4.94%    4.05%       --            3.83%
            --------------------------------------------------------

          ------------------------------------------------------------
          Tax-Free Intermediate Term Fund - Class A            $18,713
          Lehman Brothers 7-Year Municipal Bond Index          $20,441
          Lehman Brothers 5-Year Municipal G.O. Bond Index     $21,159
          ------------------------------------------------------------

            Past performance is not predictive of future performance.


* The chart above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was September 10, 1981, and the initial public offering of Class C shares commenced on February 1, 1994. The initial public offering of Class B shares commenced on May 1, 2001.



      COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE OHIO INSURED TAX-FREE FUND - CLASS A*, THE LEHMAN BROTHERS MUNICIPAL INDEX
         AND THE LEHMAN BROTHERS 15-YEAR MUNICIPAL G.O. BOND INDEX.

            --------------------------------------------------------
                           OHIO INSURED TAX-FREE FUND
                          AVERAGE ANNUAL TOTAL RETURNS

                      1 Year   5 Years   10 Years   Since Inception*
            Class A    0.18%    4.05%     5.18%             --
            Class B    0.72%      --        --            2.39%
            Class C    4.54%    4.33%       --            4.12%
            --------------------------------------------------------

          ------------------------------------------------------------
          Ohio Insured Tax-Free Fund - Class A                 $19,954
          Lehman Brothers Municipal Index                      $21,348
          Lehman Brothers 15-Year Municipal G.O. Bond Index    $24,738
          ------------------------------------------------------------

            Past performance is not predictive of future performance.

* The chart above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993. The initial public offering of Class B shares commenced on May 1, 2001.

The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [6]

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
--------------------------------------------------------------------------------
                                                                    CALIFORNIA
                                                    TAX-FREE         TAX-FREE
                                                  MONEY MARKET     MONEY MARKET
                                                      FUND             FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
     At amortized cost .......................    $ 23,427,168     $ 87,879,171
                                                  -----------------------------
     At market value .........................    $ 23,427,168     $ 87,879,171
Interest receivable ..........................         160,000          748,487
Other assets .................................           5,477              370
                                                  -----------------------------
TOTAL ASSETS .................................      23,592,645       88,628,028
                                                  -----------------------------

LIABILITIES
Bank overdraft ...............................          30,588           59,686
Dividends payable ............................             306            1,404
Payable to affiliates ........................           5,382           28,777
Payable for securities purchased .............              --        4,101,364
Other accrued expenses and liabilities .......          24,237           31,226
                                                  -----------------------------
TOTAL LIABILITIES ............................          60,513        4,222,457
                                                  -----------------------------

NET ASSETS ...................................    $ 23,532,132     $ 84,405,571
                                                  -----------------------------

NET ASSETS CONSIST OF:
Paid-in capital ..............................    $ 23,488,218     $ 84,399,546

Undistributed net investment income ..........             962               --
Accumulated net realized gains from security
     transactions ............................          42,952            6,025
                                                  -----------------------------
NET ASSETS ...................................    $ 23,532,132     $ 84,405,571
                                                  -----------------------------
Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value) ...........................      23,498,370       84,399,555
                                                  -----------------------------
Net asset value, offering price and
     redemption price per share ..............    $       1.00     $       1.00
                                                  -----------------------------

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [7]

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
--------------------------------------------------------------------------------
                                                      OHIO           FLORIDA
                                                    TAX-FREE         TAX-FREE
                                                  MONEY MARKET     MONEY MARKET
                                                      FUND             FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
     At amortized cost .......................    $422,894,275     $ 18,037,532
                                                  -----------------------------
     At market value .........................    $422,894,275     $ 18,037,532
Interest receivable ..........................       2,629,673          215,059
Other assets .................................           6,219            1,255
                                                  -----------------------------
TOTAL ASSETS .................................     425,530,167       18,253,846
                                                  -----------------------------

LIABILITIES
Bank overdraft ...............................       1,935,067           68,883
Dividends payable ............................         185,016            7,683
Payable to affiliates ........................         159,804            9,922
Payable for securities purchased .............       1,410,000               --
Other accrued expenses and liabilities .......          78,752           39,334
                                                  -----------------------------
TOTAL LIABILITIES ............................       3,768,639          125,822
                                                  -----------------------------

NET ASSETS ...................................    $421,761,528     $ 18,128,024
                                                  -----------------------------

NET ASSETS CONSIST OF:
Paid-in capital ..............................    $421,781,818     $ 18,136,073
Accumulated net realized losses from security
     transactions ............................         (20,290)          (8,049)
                                                  -----------------------------

NET ASSETS ...................................    $421,761,528     $ 18,128,024
                                                  -----------------------------

PRICING OF RETAIL SHARES

Net assets applicable to Retail shares .......    $211,082,693     $ 18,128,024
                                                  -----------------------------
Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value) ...........................     211,080,754       18,136,061
                                                  -----------------------------
Net asset value, offering price and
     redemption price per share ..............    $       1.00     $       1.00
                                                  -----------------------------

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ..  $210,678,835     $         --
                                                  -----------------------------
Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value) ...........................     210,687,453               --
                                                  -----------------------------
Net asset value, offering price and
     redemption price per share ..............    $       1.00     $         --
                                                  -----------------------------

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [8]

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
--------------------------------------------------------------------------------
                                                    TAX-FREE       OHIO INSURED
                                                  INTERMEDIATE       TAX-FREE
                                                   TERM FUND           FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
     At amortized cost .......................    $ 35,789,192     $ 55,302,594
                                                  -----------------------------
     At market value .........................    $ 37,660,905     $ 59,019,662
Cash .........................................          74,961          109,377
Interest receivable ..........................         406,573          417,457
Receivable for capital shares sold ...........          32,702            7,215
Receivable for securities sold ...............       1,415,740               --
Other assets .................................          11,508            1,755
                                                  -----------------------------
TOTAL ASSETS .................................      39,602,389       59,555,466
                                                  -----------------------------

LIABILITIES
Dividends payable ............................          23,892           62,273
Payable to affiliates ........................           7,374            2,185
Payable for capital shares redeemed ..........          38,126           33,078
Payable for securities purchased .............       2,500,195               --
Other accrued expenses and liabilities .......          25,450           39,837
                                                  -----------------------------
TOTAL LIABILITIES ............................       2,595,037          137,373
                                                  -----------------------------

NET ASSETS ...................................    $ 37,007,352     $ 59,418,093
                                                  -----------------------------

NET ASSETS CONSIST OF:
Paid-in capital ..............................    $ 35,771,336     $ 55,369,063
Accumulated net realized gains (losses)
     from security transactions ..............        (635,697)         331,962
Net unrealized appreciation on investments ...       1,871,713        3,717,068
                                                  -----------------------------

NET ASSETS ...................................    $ 37,007,352     $ 59,418,093
                                                  -----------------------------

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ......    $ 33,350,451     $ 54,347,605
                                                  -----------------------------
Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value) ...........................       2,971,318        4,550,560
                                                  -----------------------------
Net asset value and redemption price per share    $      11.22     $      11.94
                                                  -----------------------------
Maximum offering price per share .............    $      11.78     $      12.54
                                                  -----------------------------

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ......    $     60,196     $    160,817
                                                  -----------------------------
Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value) ...........................           5,360           13,452
                                                  -----------------------------
Net asset value and redemption price per share*   $      11.23     $      11.95
                                                  -----------------------------
Maximum offering price per share .............    $      11.23     $      11.95
                                                  -----------------------------

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ......    $  3,596,705     $  4,909,671
                                                  -----------------------------
Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value) ...........................         320,333          410,346
                                                  -----------------------------
Net asset value and redemption price per share*   $      11.23     $      11.96
                                                  -----------------------------
Maximum offering price per share .............    $      11.23     $      11.96
                                                  -----------------------------

* Redemption price per share varies by length of time held.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [9]

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002
--------------------------------------------------------------------------------
                                                                   CALIFORNIA
                                                     TAX-FREE        TAX-FREE
                                                   MONEY MARKET    MONEY MARKET
                                                      FUND            FUND

INVESTMENT INCOME
Interest income ..............................    $    615,905     $  1,623,277
                                                  -----------------------------

EXPENSES
Investment advisory fees .....................         118,343          431,774
Distribution expenses ........................          50,995          199,466
Accounting services fees .....................          30,000           36,000
Transfer agent fees ..........................          29,937           34,139
Reports to shareholders ......................          22,717           23,121
Professional fees ............................          17,507           23,208
Custodian fees ...............................          15,083           22,986
Postage and supplies .........................          15,269            7,960
Registration fees ............................          15,292              406
Pricing expenses .............................           4,718            9,207
Trustees' fees and expenses ..................           6,622            6,878
Other expense ................................           3,052            1,954
                                                  -----------------------------
TOTAL EXPENSES ...............................         329,535          797,099
Fees waived and/or expenses reimbursed
     by the Adviser ..........................        (118,961)        (149,369)
                                                  -----------------------------
NET EXPENSES .................................         210,574          647,730
                                                  -----------------------------

NET INVESTMENT INCOME ........................         405,331          975,547
                                                  -----------------------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS           46,773            6,780
                                                  -----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...    $    452,104     $    982,327
                                                  -----------------------------

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [10]

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002
--------------------------------------------------------------------------------
                                                      OHIO           FLORIDA
                                                    TAX-FREE         TAX-FREE
                                                  MONEY MARKET     MONEY MARKET
                                                      FUND             FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..............................    $  9,967,435     $    421,873
                                                  -----------------------------

EXPENSES
Investment advisory fees .....................       1,925,120           91,956
Distribution expenses, Retail class ..........         584,363           39,772
Accounting services fees .....................          73,494           30,000
Transfer agent fees, Retail class ............          69,770           12,000
Transfer agent fees, Institutional class .....          12,000               --
Professional fees ............................          56,481           18,633
Custodian fees ...............................          69,331            9,780
Reports to shareholders ......................          66,251            7,976
Postage and supplies .........................          27,674            7,670
Pricing expenses .............................          20,783            4,282
Trustees' fees and expenses ..................           6,878            6,805
Registration fees ............................           8,466            1,853
Other expense ................................          13,607            1,640
                                                  -----------------------------
TOTAL EXPENSES ...............................       2,934,218          232,367
Fees waived and/or expenses reimbursed
     by the Adviser ..........................         (80,647)        (112,867)
                                                  -----------------------------
NET EXPENSES .................................       2,853,571          119,500
                                                  -----------------------------

NET INVESTMENT INCOME ........................       7,113,864          302,373
                                                  -----------------------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS          (4,430)            (120)
                                                  -----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...    $  7,109,434     $    302,253
                                                  -----------------------------

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [11]

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002
--------------------------------------------------------------------------------
                                                    TAX-FREE       OHIO INSURED
                                                  INTERMEDIATE       TAX-FREE
                                                   TERM FUND           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..............................    $  1,919,105     $  3,240,976
                                                  -----------------------------

EXPENSES
Investment advisory fees .....................         189,713          310,714
Distribution expenses, Class A ...............          73,363          122,541
Distribution expenses, Class B ...............             472            1,036
Distribution expenses, Class C ...............          30,110           39,718
Transfer agent fees, Class A .................          40,189           26,858
Transfer agent fees, Class B .................          12,000           12,000
Transfer agent fees, Class C .................          12,000           12,000
Accounting services fees .....................          54,000           60,000
Reports to shareholders ......................          43,489           40,646
Registration fees, Common ....................             884              155
Registration fees, Class A ...................          10,846            4,910
Registration fees, Class B ...................          13,827            7,640
Registration fees, Class C ...................          10,894            2,962
Postage and supplies .........................          27,380           19,739
Professional fees ............................          21,261           24,849
Custodian fees ...............................          13,877           14,978
Pricing expenses .............................           8,516           11,768
Trustees' fees and expenses ..................           6,348            6,231
Other expenses ...............................           1,674            2,316
                                                  -----------------------------
TOTAL EXPENSES ...............................         570,843          721,061
Fees waived by the Adviser ...................        (168,959)        (219,602)
                                                  -----------------------------
NET EXPENSES .................................         401,884          501,459
                                                  -----------------------------

NET INVESTMENT INCOME ........................       1,517,221        2,739,517
                                                  -----------------------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions          162,213          470,987
Net change in unrealized appreciation/
     depreciation on investments .............         391,945          246,320
                                                  -----------------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS       554,158          717,307
                                                  -----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...    $  2,071,379     $  3,456,824
                                                  -----------------------------

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [12]

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                            CALIFORNIA
                                                                       TAX-FREE                              TAX-FREE
                                                                     MONEY MARKET                          MONEY MARKET
                                                                         FUND                                  FUND
                                                          -----------------------------------------------------------------------
                                                               YEAR               YEAR               YEAR               YEAR
                                                               ENDED              ENDED              ENDED              ENDED
                                                             JUNE 30,           JUNE 30,           JUNE 30,           JUNE 30,
                                                               2002               2001               2002               2001
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................    $      405,331     $      907,591     $      975,547     $    2,022,467
Net realized gains (losses) from security transactions            46,773                 17              6,780               (308)
                                                          -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........           452,104            907,608            982,327          2,022,159
                                                          -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income ...........................          (404,369)          (907,591)          (975,547)        (2,022,467)
                                                          -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ............................        37,899,916         43,512,963        259,409,267        266,713,285
Reinvested distributions .............................           396,218            883,130            926,470          1,916,711
Payments for shares redeemed .........................       (37,220,247)       (47,181,236)      (245,422,313)      (262,044,091)
                                                          -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS ..............................         1,075,887         (2,785,143)        14,913,424          6,585,905
                                                          -----------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS .........................         1,123,622         (2,785,126)        14,920,204          6,585,597

NET ASSETS
Beginning of year ....................................        22,408,510         25,193,636         69,485,367         62,899,770
                                                          -----------------------------------------------------------------------
End of year ..........................................    $   23,532,132     $   22,408,510     $   84,405,571     $   69,485,367
                                                          -----------------------------------------------------------------------

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [13]

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                                         OHIO                               FLORIDA
                                                                       TAX-FREE                              TAX-FREE
                                                                     MONEY MARKET                          MONEY MARKET
                                                                         FUND                                  FUND
                                                          -----------------------------------------------------------------------
                                                               YEAR               YEAR               YEAR               YEAR
                                                               ENDED              ENDED              ENDED              ENDED
                                                             JUNE 30,           JUNE 30,           JUNE 30,           JUNE 30,
                                                               2002               2001               2002               2001
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................    $    7,113,864     $   13,136,820     $      302,373     $      633,346
Net realized gains (losses) from security transactions            (4,430)           (13,614)              (120)             4,725
                                                          -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........         7,109,434         13,123,206            302,253            638,071
                                                          -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income, Retail ...................        (3,418,541)        (7,199,064)          (302,373)          (633,346)
>From net investment income, Institutional ............        (3,695,323)        (5,937,756)                --                 --
                                                          -----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
     TO SHAREHOLDERS .................................        (7,113,864)       (13,136,820)          (302,373)          (633,346)
                                                          -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
RETAIL
Proceeds from shares sold ............................       509,765,613        510,438,974         47,361,962         35,012,852
Reinvested distributions .............................         3,390,944          7,113,430            159,201            291,478
Payments for shares redeemed .........................      (513,635,848)      (520,535,436)       (46,083,190)       (36,862,827)
                                                          -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
     RETAIL SHARE TRANSACTIONS .......................          (479,291)        (2,983,032)         1,437,973         (1,558,497)
                                                          -----------------------------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold ............................       606,266,764        348,589,305                 --                 --
Reinvested distributions .............................           446,040            532,236                 --                 --
Payments for shares redeemed .........................      (581,412,222)      (296,629,990)                --                 --
                                                          -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
     INSTITUTIONAL SHARE TRANSACTIONS ................        25,300,582         52,491,551                 --                 --
                                                          -----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............        24,816,861         49,494,905          1,437,853         (1,553,772)

NET ASSETS
Beginning of year ....................................       396,944,667        347,449,762         16,690,171         18,243,943
                                                          -----------------------------------------------------------------------
End of year ..........................................    $  421,761,528     $  396,944,667     $   18,128,024     $   16,690,171
                                                          -----------------------------------------------------------------------

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [14]

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                                       TAX-FREE                            OHIO INSURED
                                                                     INTERMEDIATE                            TAX-FREE
                                                                      TERM FUND                                FUND
                                                          -----------------------------------------------------------------------
                                                               YEAR               YEAR               YEAR               YEAR
                                                               ENDED              ENDED              ENDED              ENDED
                                                             JUNE 30,           JUNE 30,           JUNE 30,           JUNE 30,
                                                               2002               2001               2002               2001
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................    $    1,517,221     $    1,680,962     $    2,739,517     $    2,955,098
Net realized gains from security transactions ........           162,213             42,293            470,987            361,045
Net change in unrealized appreciation/depreciation
     on investments ..................................           391,945          1,309,532            246,320          2,247,767
                                                          -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........         2,071,379          3,032,787          3,456,824          5,563,910
                                                          -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income, Class A ..................        (1,401,341)        (1,564,080)        (2,565,466)        (2,789,503)
>From net investment income, Class B ..................            (1,670)                --             (4,056)               (14)
>From net investment income, Class C ..................          (114,210)          (116,882)          (172,357)          (165,581)
>From net realized gains, Class A .....................                --                 --            (92,607)                --
>From net realized gains, Class B .....................                --                 --               (182)                --
>From net realized gains, Class C .....................                --                 --             (7,073)                --
                                                          -----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
     TO SHAREHOLDERS .................................        (1,517,221)        (1,680,962)        (2,841,741)        (2,955,098)
                                                          -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ............................        12,425,340          8,009,223        152,308,825        113,292,458
Reinvested distributions .............................         1,102,766          1,219,376          1,824,724          1,916,879
Payments for shares redeemed .........................       (16,379,937)       (11,587,822)      (155,158,445)      (122,473,740)
                                                          -----------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS A
     SHARE TRANSACTIONS ..............................        (2,851,831)        (2,359,223)        (1,024,896)        (7,264,403)
                                                          -----------------------------------------------------------------------
CLASS B
Proceeds from shares sold ............................            57,944                100            117,241             40,100
Reinvested distributions .............................             1,585                 --              2,342                 --
                                                          -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
     SHARE TRANSACTIONS ..............................            59,529                100            119,583             40,100
                                                          -----------------------------------------------------------------------
CLASS C
Proceeds from shares sold ............................         1,475,796            807,508            768,925          1,603,993
Reinvested distributions .............................            94,489            106,267            145,704            135,801
Payments for shares redeemed .........................        (1,066,023)        (1,355,995)          (562,394)          (952,778)
                                                          -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C
     SHARE TRANSACTIONS ..............................           504,262           (442,220)           352,235            787,016
                                                          -----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............        (1,733,882)        (1,449,518)            62,005         (3,828,475)

NET ASSETS
Beginning of year ....................................        38,741,234         40,190,752         59,356,088         63,184,563
                                                          -----------------------------------------------------------------------
End of year ..........................................    $   37,007,352     $   38,741,234     $   59,418,093     $   59,356,088
                                                          -----------------------------------------------------------------------

(A) Except for Class B shares which represents the period from initial public offering (May 1, 2001) through June 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [15]

TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Net investment income ....................       0.017           0.034         0.032         0.027         0.030
                                              ------------------------------------------------------------------
Net realized gains on investments ........       0.000(A)           --            --            --            --
                                              ------------------------------------------------------------------
Dividends from net investment income .....      (0.017)         (0.034)       (0.032)       (0.027)       (0.030)
                                              ------------------------------------------------------------------
Net asset value at end of year ...........    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Total return .............................        1.73%           3.45%         3.22%         2.75%         3.03%
                                              ------------------------------------------------------------------
Net assets at end of year (000's) ........    $ 23,532        $ 22,409      $ 25,194      $ 25,234      $ 37,383
                                              ------------------------------------------------------------------
Ratio of gross expenses to
     average net assets(B) ...............        1.39%           1.09%         1.00%         0.95%         0.92%
Ratio of net expenses to
     average net assets ..................        0.89%           0.89%         0.89%         0.89%         0.92%
Ratio of net investment income to
     average net assets ..................        1.71%           3.42%         3.15%         2.74%         2.98%

(A)  Amount rounds to less than $0.0005.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

CALIFORNIA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Net investment income ....................       0.012           0.028         0.027         0.025         0.029
                                              ------------------------------------------------------------------
Net realized gains on investments ........       0.000(A)           --            --            --            --
                                              ------------------------------------------------------------------
Dividends from net investment income .....      (0.012)         (0.028)       (0.027)       (0.025)       (0.029)
                                              ------------------------------------------------------------------
Net asset value at end of year ...........    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Total return .............................        1.17%           2.84%         2.75%         2.56%         2.94%
                                              ------------------------------------------------------------------
Net assets at end of year (000's) ........    $ 84,406        $ 69,485      $ 62,900      $ 47,967      $ 41,013
                                              ------------------------------------------------------------------
Ratio of gross expenses to
     average net assets(B) ...............        0.92%           0.75%(C)      0.75%         0.75%         0.77%
Ratio of net expenses to
     average net assets ..................        0.75%           0.75%         0.75%         0.75%         0.77%
Ratio of net investment income to
     average net assets ..................        1.13%           2.84%         2.72%         2.52%         2.89%

(A)  Amount rounds to less than $0.0005.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.
(C)  The fees waived by the Adviser in 2001 were less than 0.01%.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [16]

OHIO TAX-FREE MONEY MARKET FUND - RETAIL
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Net investment income ....................       0.015           0.033         0.031         0.027         0.030
                                              ------------------------------------------------------------------
Net realized losses on investments .......      (0.000)(A)          --            --            --            --
                                              ------------------------------------------------------------------
Dividends from net investment income .....      (0.015)         (0.033)       (0.031)       (0.027)       (0.030)
                                              ------------------------------------------------------------------
Net asset value at end of year ...........    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Total return .............................        1.47%           3.31%         3.09%         2.73%         3.07%
                                              ------------------------------------------------------------------
Net assets at end of year (000's) ........    $211,083        $211,564      $214,561      $214,691      $205,316
                                              ------------------------------------------------------------------
Ratio of gross expenses to
     average net assets(B) ...............        0.78%           0.75%         0.77%         0.77%         0.76%
Ratio of net expenses to
     average net assets ..................        0.75%           0.75%         0.75%         0.75%         0.75%
Ratio of net investment income to
     average net assets ..................        1.46%           3.29%         3.04%         2.68%         3.02%

(A)  Amount rounds to less than $0.0005.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Net investment income ....................       0.017           0.035         0.033         0.029         0.033
                                              ------------------------------------------------------------------
Net realized losses on investments .......      (0.000)(A)          --            --            --            --
                                              ------------------------------------------------------------------
Dividends from net investment income .....      (0.017)         (0.035)       (0.033)       (0.029)       (0.033)
                                              ------------------------------------------------------------------
Net asset value at end of year ...........    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Total return .............................        1.72%           3.58%         3.35%         2.98%         3.33%
                                              ------------------------------------------------------------------
Net assets at end of year (000's) ........    $210,679        $185,381      $132,889      $176,106      $115,266
                                              ------------------------------------------------------------------
Ratio of gross expenses to
     average net assets(B) ...............        0.51%           0.50%         0.52%         0.51%         0.52%
Ratio of net expenses to
     average net assets ..................        0.50%           0.50%         0.50%         0.50%         0.50%
Ratio of net investment income to
     average net assets ..................        1.69%           3.52%         3.25%         2.93%         3.27%

(A)  Amount rounds to less than $0.0005.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [17]

FLORIDA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Net investment income ....................       0.017           0.033         0.030         0.026         0.030
                                              ------------------------------------------------------------------
Net realized losses on investments .......      (0.000)(A)          --            --            --            --
                                              ------------------------------------------------------------------
Dividends from net investment income .....      (0.017)         (0.033)       (0.030)       (0.026)       (0.030)
                                              ------------------------------------------------------------------
Net asset value at end of year ...........    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000
                                              ------------------------------------------------------------------
Total return .............................        1.66%           3.30%         3.05%         2.68%         3.03%
                                              ------------------------------------------------------------------
Net assets at end of year (000's) ........    $ 18,128        $ 16,690      $ 18,244      $ 21,371      $ 14,368
                                              ------------------------------------------------------------------
Ratio of gross expenses to
     average net assets(B) ...............        1.26%           1.01%         1.00%         0.98%         0.95%
Ratio of net expenses to
     average net assets ..................        0.65%           0.65%         0.73%         0.75%         0.75%
Ratio of net investment income to
     average net assets ..................        1.64%           3.26%         2.98%         2.58%         2.98%

(A)  Amount rounds to less than $0.0005.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [18]

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  11.05        $  10.68      $  10.87      $  11.12      $  11.01
                                              ------------------------------------------------------------------

Income from investment operations:
     Net investment income ...............        0.45            0.47          0.48          0.48          0.50
     Net realized and unrealized gains (losses)
          on investments .................        0.17            0.37         (0.19)        (0.25)         0.11
                                              ------------------------------------------------------------------
Total from investment operations .........        0.62            0.84          0.29          0.23          0.61
                                              ------------------------------------------------------------------

Dividends from net investment income .....       (0.45)          (0.47)        (0.48)        (0.48)        (0.50)
                                              ------------------------------------------------------------------

Net asset value at end of year ...........    $  11.22        $  11.05      $  10.68      $  10.87      $  11.12
                                              ------------------------------------------------------------------

Total return(A) ..........................        5.73%           7.99%         2.75%         2.07%         5.63%
                                              ------------------------------------------------------------------

Net assets at end of year (000's) ........    $ 33,350        $ 35,698      $ 36,817      $ 47,899      $ 52,896
                                              ------------------------------------------------------------------

Ratio of gross expenses to
     average net assets(B) ...............        1.33%           1.05%         1.00%         0.99%         0.99%
Ratio of net expenses to
     average net assets ..................        0.99%           0.99%         0.99%         0.99%         0.99%
Ratio of net investment income to
     average net assets ..................        4.07%           4.31%         4.47%         4.33%         4.50%
Portfolio turnover rate ..................          58%             51%           41%           51%           36%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [19]

TAX-FREE INTERMEDIATE TERM FUND - CLASS B
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------
                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------
                                                           YEAR            PERIOD
                                                           ENDED            ENDED
                                                         JUNE 30,         JUNE 30,
                                                           2002            2001(A)
--------------------------------------------------------------------------------------
Net asset value at beginning of period ..............    $  11.06         $  10.96
                                                         -------------------------

Income from investment operations:
     Net investment income ..........................        0.37             0.06
     Net realized and unrealized gains on investments        0.17             0.10
                                                         -------------------------
Total from investment operations ....................        0.54             0.16
                                                         -------------------------

Dividends from net investment income ................       (0.37)           (0.06)
                                                         -------------------------

Net asset value at end of period ....................    $  11.23         $  11.06
                                                         -------------------------

Total return(B) .....................................        4.96%            1.50%(C)
                                                         -------------------------

Net assets at end of period (000's) .................    $     60         $     --(D)
                                                         --------------------------
Ratio of gross expenses to average net assets(E) ....       49.15%(F)         1.74%(G)
Ratio of net expenses to average net assets .........        1.74%            0.00%(G)
Ratio of net investment income to average net assets         3.31%            3.56%(G)
Portfolio turnover rate .............................          58%              51%(G)

(A)  Represents  the period from the initial  public  offering of shares (May 1,
     2001) through June 30, 2001.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Class B shares net assets are less than $1,000.
(E)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.
(F) The divergence of the gross expenses between the three classes relates to the Class B net assets being significantly smaller in comparison to Class A and Class C net assets.
(G)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [20]

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  11.06        $  10.68      $  10.88      $  11.12      $  11.01
                                              ------------------------------------------------------------------

Income from investment operations:
     Net investment income ...............        0.37            0.39          0.40          0.40          0.42
     Net realized and unrealized gains (losses)
          on investments .................        0.17            0.38         (0.20)        (0.24)         0.11
                                              ------------------------------------------------------------------
Total from investment operations .........        0.54            0.77          0.20          0.16          0.53
                                              ------------------------------------------------------------------

Dividends from net investment income .....       (0.37)          (0.39)        (0.40)        (0.40)        (0.42)
                                              ------------------------------------------------------------------

Net asset value at end of year ...........    $  11.23        $  11.06      $  10.68      $  10.88      $  11.12
                                              ------------------------------------------------------------------

Total return(A) ..........................        4.94%           7.27%         1.88%         1.40%         4.85%
                                              ------------------------------------------------------------------

Net assets at end of year (000's) ........    $  3,597        $  3,043      $  3,374      $  4,634      $  4,747
                                              ------------------------------------------------------------------

Ratio of gross expenses to
     average net assets(B) ...............        2.51%           1.80%         1.76%         1.74%         1.74%
Ratio of net expenses to
     average net assets ..................        1.74%           1.74%         1.74%         1.74%         1.74%
Ratio of net investment income to
     average net assets ..................        3.30%           3.56%         3.72%         3.58%         3.75%
Portfolio turnover rate ..................          58%             51%           41%           51%           36%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [21]

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  11.89        $  11.45      $  11.74      $  12.37      $  12.22
                                              ------------------------------------------------------------------

Income from investment operations:
     Net investment income ...............        0.53            0.56          0.58          0.58          0.61
     Net realized and unrealized gains (losses)
          on investments .................        0.07            0.44         (0.29)        (0.34)         0.23
                                              ------------------------------------------------------------------
Total from investment operations .........        0.60            1.00          0.29          0.24          0.84
                                              ------------------------------------------------------------------

Less distributions:
     Dividends from net investment income        (0.53)          (0.56)        (0.58)        (0.58)        (0.61)
     Distributions from net realized gains       (0.02)             --            --         (0.29)        (0.08)
                                              ------------------------------------------------------------------
Total distributions ......................       (0.55)          (0.56)        (0.58)        (0.87)        (0.69)
                                              ------------------------------------------------------------------

Net asset value at end of year ...........    $  11.94        $  11.89      $  11.45      $  11.74      $  12.37
                                              ------------------------------------------------------------------

Total return(A) ..........................        5.15%           8.88%         2.60%         1.81%         7.03%
                                              ------------------------------------------------------------------

Net assets at end of year (000's) ........    $ 54,348        $ 54,791      $ 59,600      $ 62,737      $ 69,289
                                              ------------------------------------------------------------------

Ratio of gross expenses to
     average net assets(B) ...............        1.06%           0.78%         0.77%         0.75%         0.75%
Ratio of net expenses to
     average net assets ..................        0.75%           0.75%         0.75%         0.75%         0.75%
Ratio of net investment income to
     average net assets ..................        4.47%           4.77%         5.08%         4.72%         4.95%
Portfolio turnover rate ..................          28%             20%           66%           26%           41%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [22]

OHIO INSURED TAX-FREE FUND - CLASS B
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------
                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------
                                                           YEAR            PERIOD
                                                           ENDED            ENDED
                                                         JUNE 30,         JUNE 30,
                                                           2002            2001(A)
--------------------------------------------------------------------------------------
Net asset value at beginning of period ..............    $  11.88         $  11.76
                                                         -------------------------

Income from investment operations:
     Net investment income ..........................        0.46             0.11
     Net realized and unrealized gains on investments        0.09             0.12
                                                         -------------------------
Total from investment operations ....................        0.55             0.23
                                                         -------------------------

Less distributions:
     Dividends from net investment income ...........       (0.46)           (0.11)
     Distributions from net realized gains ..........       (0.02)              --
                                                         -------------------------
Total distributions .................................       (0.48)           (0.11)
                                                         -------------------------

Net asset value at end of period ....................    $  11.95         $  11.88
                                                         -------------------------

Total return(B) .....................................        4.72%            1.98%(C)
                                                         -------------------------

Net assets at end of period (000's) .................    $    161         $     40
                                                         -------------------------

Ratio of gross expenses to average net assets(D) ....       17.23%(E)         0.52%(F)
Ratio of net expenses to average net assets .........        1.50%            0.50%(F)
Ratio of net investment income to average net assets         3.69%            1.40%(F)
Portfolio turnover rate .............................          28%              20%(F)

(A)  Represents  the period from the initial  public  offering of shares (May 1,
     2001) through June 30, 2001.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.
(E) The divergence of the gross expenses between the three classes relates to the Class B net assets being significantly smaller in comparison to Class A and Class C net assets.
(F)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [23]

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2002            2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .....    $  11.89        $  11.44      $  11.74      $  12.37      $  12.22
                                              ------------------------------------------------------------------

Income from investment operations:
     Net investment income ...............        0.44            0.47          0.49          0.49          0.52
     Net realized and unrealized gains
          (losses) on investments ........        0.09            0.45         (0.30)        (0.34)         0.23
                                              ------------------------------------------------------------------
Total from investment operations .........        0.53            0.92          0.19          0.15          0.75
                                              ------------------------------------------------------------------

Less distributions:
     Dividends from net investment income        (0.44)          (0.47)        (0.49)        (0.49)        (0.52)
     Distributions from net realized gains       (0.02)             --            --         (0.29)        (0.08)
                                              ------------------------------------------------------------------
Total distributions ......................       (0.46)          (0.47)        (0.49)        (0.78)        (0.60)
                                              ------------------------------------------------------------------

Net asset value at end of year ...........    $  11.96        $  11.89      $  11.44      $  11.74      $  12.37
                                              ------------------------------------------------------------------

Total return(A) ..........................        4.54%           8.15%         1.75%         1.05%         6.24%
                                              ------------------------------------------------------------------

Net assets at end of year (000's) ........    $  4,910        $  4,526      $  3,585      $  4,740      $  5,215
                                              ------------------------------------------------------------------

Ratio of gross expenses
     to average net assets(B) ............        2.04%           1.52%         1.56%         1.50%         1.50%
Ratio of net expenses to
     average net assets ..................        1.50%           1.50%         1.50%         1.50%         1.50%
Ratio of net investment income to
     average net assets ..................        3.72%           4.00%         4.42%         3.97%         4.20%
Portfolio turnover rate ..................          28%             20%           66%           26%           41%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Such   percentages   are  before   advisory   fee   waivers   and   expense
     reimbursements.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [24]

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

1.   ORGANIZATION

The Tax-Free Money Market Fund (formerly, the Tax-Free Money Fund), the California Tax-Free Money Market Fund (formerly, the California Tax-Free Money
Fund),  the Ohio Tax-Free Money Market Fund  (formerly,  the Ohio Tax-Free Money
Fund), the Florida Tax-Free Money Market Fund (formerly, the Florida Tax-Free Money Fund), the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (collectively, the Funds) are each a separate series of shares of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The California Tax-Free Money Market Fund seeks the highest level of current income exempt from federal and California income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term California municipal obligations issued by the State of California, its agencies and municipalities, that pay interest that is exempt from both federal income tax and California income tax.

The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax.

The Florida Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal. The Fund invests primarily in municipal obligations, including general obligations, revenue bonds and industrial development bonds, rated within the three highest rating categories.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily (at least 80% of assets) in high quality, long-term Ohio municipal obligations, including general obligations, revenue bonds and industrial development bonds, that are protected by insurance guaranteeing the payment of principal and interest in the event of default.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of the Fund) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific

                           TOUCHSTONE FAMILY OF FUNDS
                                      [25]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class B shares) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A, Class B and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation - Tax-Free Money Market Fund, California Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Florida Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation - The net asset value per share of the Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The offering price per share of the Tax-Free Money Market Fund, the California Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class B and Class C shares of each Fund is equal to the net asset value per share.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [26]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to the net asset value per share. However, Class B and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00% (if redeemed within a one-year period from the date of purchase), respectively, of the original purchase price.

Investment income - Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate accounting principles generally accepted in the United States.

Distributions to shareholders - Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

When-issued securities - The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At June 30, 2002, the market value of securities segregated for these types of transactions (Pasco, Co., FL, HFA MFH Rev. (Cypress Trail Apts.)) for the Tax-Free Intermediate Term Fund was $1,047,660.

Allocations - Investment income earned by the Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed.

Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [27]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2002 and 2001 was as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                     TAX-FREE           CALIFORNIA  TAX-FREE          OHIO TAX-FREE            FLORIDA TAX-FREE
                                   MONEY MARKET              MONEY MARKET              MONEY MARKET               MONEY MARKET
                                       FUND                      FUND                      FUND                       FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                2002         2001         2002         2001         2002         2001          2002         2001
>From tax exempt income ...   $  404,760   $  904,854   $  970,870   $2,024,209   $7,360,312   $13,211,690   $  315,641   $  664,754
>From ordinary income .....           --        3,076        4,531           --           --        16,666           --           --
                             ----------   ----------   ----------   ----------   ----------   -----------   ----------   ----------
                             $  404,760   $  907,930   $  975,401   $2,024,209   $7,360,312   $13,228,356   $  315,641   $  664,754
                             ----------   ----------   ----------   ----------   ----------   -----------   ----------   ----------
-----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                 TAX-FREE INTERMEDIATE          OHIO INSURED
                                       TERM FUND               TAX-FREE FUND
---------------------------------------------------------------------------------
                                   2002         2001         2002         2001
>From tax exempt income ......   $1,515,899   $1,691,383   $2,745,313   $2,969,859
>From long-term capital  gains           --           --       99,862           --
                                ----------   ----------   ----------   ----------
                                $1,515,899   $1,691,383   $2,845,175   $2,969,859
                                ----------   ----------   ----------   ----------
---------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2002:

-------------------------------------------------------------------------------------------------------
                                                            CALIFORNIA         OHIO          FLORIDA
                                             TAX-FREE        TAX-FREE        TAX-FREE        TAX-FREE
                                           MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET
                                               FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------
Cost of portfolio investments ..........   $ 23,427,168    $ 87,879,171    $422,894,275    $ 18,037,532
                                           ------------------------------------------------------------
Post-October losses ....................   $         --    $         --    $     (4,430)   $         --
                                           ------------------------------------------------------------
Capital loss carryforward ..............   $         --    $         --    $    (15,860)   $     (8,049)
                                           ------------------------------------------------------------
Undistributed ordinary income ..........   $        673    $      5,753    $         --    $         --
                                           ------------------------------------------------------------
Undistributed tax exempt income ........   $      1,268    $      1,404    $    185,016    $      7,683
                                           ------------------------------------------------------------
Undistributed long-term gains ..........   $     42,279    $        272    $         --    $         --
                                           ------------------------------------------------------------
Other temporary differences ............   $       (306)   $     (1,404)   $   (185,016)   $     (7,683)
                                           ------------------------------------------------------------
Accumulated earnings (deficit) .........   $     43,914    $      6,025    $    (20,290)   $     (8,049)
                                           ------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    TAX-FREE       OHIO INSURED
                                                  INTERMEDIATE       TAX-FREE
                                                   TERM FUND           FUND
--------------------------------------------------------------------------------
Cost of portfolio investments ................    $ 35,789,192     $ 55,302,594
                                                  -----------------------------
Gross unrealized appreciation ................       1,873,093        3,762,067
Gross unrealized depreciation ................          (1,380)         (44,999)
                                                  -----------------------------
Net unrealized appreciation/depreciation .....    $  1,871,713     $  3,717,068
                                                  -----------------------------
Post-October losses ..........................    $       (745)    $         --
                                                  -----------------------------
Capital loss carryforward ....................    $   (634,952)    $         --
                                                  -----------------------------
Undistributed ordinary income ................    $         --     $     16,402
                                                  -----------------------------
Undistributed tax exempt income ..............    $     23,892     $     62,273
                                                  -----------------------------
Undistributed long-term gains ................    $         --     $    315,560
                                                  -----------------------------
Other temporary differences ..................    $    (23,892)    $    (62,273)
                                                  -----------------------------
Accumulated earnings .........................    $  1,236,016     $  4,049,030
                                                  -----------------------------
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      [28]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

The capital loss carryforwards as of June 30, 2002 in the table above expire as follows:

--------------------------------------------------------------------------------
                                                                    EXPIRATION
FUND                                                    AMOUNT         DATE
--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund ...................    $     90    June 30, 2004
                                                          2,952    June 30, 2008
                                                         12,818    June 30, 2009
Florida Tax-Free Money Market Fund ................    $  1,152    June 30, 2007
                                                          6,777    June 30, 2008
                                                            120    June 30, 2010
Tax-Free Intermediate Term Fund ...................    $148,056    June 30, 2004
                                                        486,896    June 30, 2009
--------------------------------------------------------------------------------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. During the current fiscal year the Tax-Free Money Market Fund, California Tax-Free Money Market Fund, and the Tax-Free Intermediate Term Fund utilized $3,821, $447, and $162,958 of capital loss carryforwards, respectively.

Reclassification of capital accounts - For the period ended June 30, 2002, the Florida Tax-Free Money Market Fund and the Ohio Insured Tax-Free Fund reclassified net realized gains of $17 and $74,736, respectively, to paid-in capital.

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the year ended June 30, 2002:

--------------------------------------------------------------------------------
                                                    TAX-FREE       OHIO INSURED
                                                  INTERMEDIATE       TAX-FREE
                                                   TERM FUND           FUND
--------------------------------------------------------------------------------
Purchases of investment securities ...........    $ 21,363,332     $ 16,079,460
                                                  -----------------------------
Proceeds from sales and maturities of
     investment securities ...................    $ 22,004,766     $ 17,094,621
                                                  -----------------------------
--------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's transfer agent, shareholder service agent and accounting services agent. The Adviser, the Underwriter and Integrated are each wholly-owned indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT

Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.40% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [29]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

In order to reduce operating expenses during the year ended June 30, 2002, the Adviser waived $118,343 of its advisory fees and reimbursed $618 for the Tax-Free Money Market Fund; waived $149,369 of its advisory fees for the California Tax-Free Money Market Fund; waived $80,647 of its advisory fees for the Ohio Tax-Free Money Market Fund; waived $73,095 of its advisory fees and reimbursed $39,772 for the Florida Tax-Free Money Market Fund; waived $168,959 of its advisory fees for the Tax-Free Intermediate Term Fund; and waived $219,602 of its advisory fees for the Ohio Insured Tax-Free Fund.

The Trust and the Adviser have entered into an agreement to contractually limit operating expenses. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund. The Adviser has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows: Tax-Free Money Market Fund - 0.89%; Ohio Tax-Free Money Market Fund - 0.75% for Retail shares and 0.50% for Institutional shares; Florida Tax-Free Money Market Fund - 0.75%; Tax-Free Intermediate Term Fund - 0.99% for Class A shares, 1.74% for Class B and Class C shares; Ohio Insured Tax-Free Fund - 0.75% for Class A shares, 1.50% for Class B and Class C shares. The fee waivers and expense limitations will remain in effect until at least June 30, 2002.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Integrated, Integrated maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund, subject to a minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net assets, of each Fund. In addition, each Fund is subject to an additional charge of its respective average daily net assets, and each Fund pays certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $1,601 and $8,331 from underwriting and broker commissions on the sale of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the year ended June 30, 2002. In addition, the Underwriter collected $668 and $64 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares or Retail shares of each Fund having multiple classes of shares may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [30]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

The Trust also has a Plan of Distribution (Class B Plan) and a Plan of Distribution (Class C Plan) under which Class B shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under each of the Class B Plan and Class C Plan is 1.00% of average daily net assets attributable to Class B shares and Class C shares.

5.   CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Tax-Free Money Market Fund, the California Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

-----------------------------------------------------------------------------------------------------------------
                                                     TAX-FREE INTERMEDIATE                OHIO INSURED
                                                           TERM FUND                      TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------
                                                     YEAR             YEAR             YEAR            YEAR
                                                     ENDED            ENDED            ENDED           ENDED
                                                   JUNE 30,         JUNE 30,         JUNE 30,        JUNE 30,
                                                     2002           2001(A)            2002          2001(A)
-----------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold .................................       1,112,997          730,896      12,791,620       9,589,916
Shares reinvested ...........................          98,963          111,478         152,977         162,816
Shares redeemed .............................      (1,470,364)      (1,059,106)    (13,000,795)    (10,353,131)
                                                 -------------------------------------------------------------
Net decrease in shares outstanding ..........        (258,404)        (216,732)        (56,198)       (600,399)
Shares outstanding, beginning of year .......       3,229,722        3,446,454       4,606,758       5,207,157
                                                 -------------------------------------------------------------
Shares outstanding, end of year .............       2,971,318        3,229,722       4,550,560       4,606,758
                                                 -------------------------------------------------------------

CLASS B
Shares sold .................................           5,209                9           9,888           3,367
Shares reinvested ...........................             142                0(B)          197               0(B)
Shares redeemed .............................              --               --              --              --
                                                 -------------------------------------------------------------
Net increase in shares outstanding ..........           5,351                9          10,085           3,367
Shares outstanding, beginning of period .....               9               --           3,367              --
                                                 -------------------------------------------------------------
Shares outstanding, end of period ...........           5,360                9          13,452           3,367
                                                 -------------------------------------------------------------

CLASS C
Shares sold .................................         132,759           73,687          64,654         136,946
Shares reinvested ...........................           8,477            9,713          12,207          11,522
Shares redeemed .............................         (96,124)        (123,972)        (47,207)        (81,020)
                                                 -------------------------------------------------------------
Net increase (decrease) in shares outstanding          45,112          (40,572)         29,654          67,448
Shares outstanding, beginning of year .......         275,221          315,793         380,692         313,244
                                                 -------------------------------------------------------------
Shares outstanding, end of year .............         320,333          275,221         410,346         380,692
                                                 -------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

(A) Except for Class B shares which represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B)  Amount is less than 1.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [31]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

6.   PORTFOLIO COMPOSITION (UNAUDITED)

As of June 30, 2002, the Ohio Tax-Free Money Market Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Market Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Florida Tax-Free Money Market Fund was 81.7% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. As of June 30, 2002, 26.0% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio and 9.2% in the State of Kentucky. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The California Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund and the Ohio Insured Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 2002, no non-diversified Fund had concentrations of investments (10% or greater) in any one issuer.

The Tax-Free Money Market Fund, the California Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of June 30, 2002, 49.5% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 31.4% were rated AA/Aa, 17.8% were rated A/A, and 1.3% were rated Baa/BBB.

As of June 30, 2002, 86% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 74.4% of its portfolio securities.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [32]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

The concentration of investments for each Fund as of June 30, 2002, classified by revenue source, was as follows:

--------------------------------------------------------------------------------------------------------------------
                                                               CALIFORNIA    OHIO     FLORIDA
                                                     TAX-FREE   TAX-FREE   TAX-FREE   TAX-FREE   TAX-FREE     OHIO
                                                      MONEY      MONEY      MONEY      MONEY   INTERMEDIATE  INSURED
                                                      MARKET     MARKET     MARKET     MARKET      TERM     TAX-FREE
                                                       FUND       FUND       FUND       FUND       FUND       FUND
--------------------------------------------------------------------------------------------------------------------
General Obligations ..............................      13.1%       4.0%      28.0%      10.3%      21.4%      54.3%
Revenue Bonds:
     Industrial Development/Pollution Control ....      35.9%      16.3%      11.4%      11.6%       5.7%       0.2%
     Hospital/Health Care ........................      11.7%       4.0%      18.5%       5.8%      11.0%       7.9%
     Utilities ...................................       7.7%      22.7%       7.6%      22.1%      11.9%       6.6%
     Education ...................................       6.3%       7.8%       5.7%      11.5%      19.1%      21.4%
     Housing/Mortgage ............................        --       20.3%       7.5%      23.7%      13.3%       3.2%
     Economic Development ........................      13.6%       3.5%       6.5%       2.6%       1.8%        --
     Public Facilities ...........................        --        4.7%       2.6%        --         --        2.9%
     Transportation ..............................        --        2.6%       1.8%       8.4%       9.1%       3.5%
     Special Tax .................................        --        2.4%       1.7%        --         --         --
     Miscellaneous ...............................      11.7%      11.7%       8.7%       4.0%       6.7%        --
                                                      -------------------------------------------------------------
Total Investments ................................     100.0%     100.0%     100.0%     100.0%     100.0%     100.0%
                                                      -------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      [33]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

7.   MANAGEMENT OF THE TRUST (UNAUDITED)

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.543.0407.

INTERESTED TRUSTEES1:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER
                                                                                                      OF FUNDS
                                                                                                      OVERSEEN
NAME                            POSITION(S)   TERM OF OFFICE2        PRINCIPAL OCCUPATION(S)          IN THE       OTHER
ADDRESS                         HELD WITH     AND LENGTH OF          DURING PAST 5 YEARS              TOUCHSTONE   DIRECTORSHIPS
AGE                             TRUST         TIME SERVED                                             FAMILY3      HELD4
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                Trustee and   Until  retirement at   President  and a  director  of       32       Director of
Touchstone Advisors, Inc.       President     age 75 or until  she   IFS Financial  Services,  Inc.                LaRosa's (a
221 East Fourth Street                        resigns     or    is   (a      holding      company),                restaurant
Cincinnati, OH                                removed.     Trustee   Touchstone Advisors, Inc. (the                chain).
Age: 46                                       since 1999.            Trust's  investment   advisor)
                                                                     and   Touchstone   Securities,
                                                                     Inc.  (the  Trust's  principal
                                                                     underwriter).  She  is  Senior
                                                                     Vice  President of The Western
                                                                     and  Southern  Life  Insurance
                                                                     Company   and  a  director  of
                                                                     Capital Analysts  Incorporated
                                                                     (a    registered    investment
                                                                     advisor  and   broker-dealer),
                                                                     Integrated Fund Services, Inc.
                                                                     (the Trust's administrator and
                                                                     transfer  agent)  and IFS Fund
                                                                     Distributors,      Inc.     (a
                                                                     registered broker-dealer). She
                                                                     is   also   President   and  a
                                                                     director    of   IFS    Agency
                                                                     Services,  Inc. (an  insurance
                                                                     agency), IFS Insurance Agency,
                                                                     Inc.   and   Fort   Washington
                                                                     Brokerage  Services,  Inc.  (a
                                                                     registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
John F. Barrett                 Trustee       Until  retirement at   Chairman    of   the    Board,       32       Director of The
The Western and Southern                      age 75 or  until  he   President and Chief  Executive                Andersons (an
Life Insurance Company                        resigns     or    is   Officer  of  The  Western  and                agribusiness and
400 Broadway                                  removed.     Trustee   Southern    Life     Insurance                retailing
Cincinnati, OH                                since 1999.            Company  and  Western-Southern                company);
Age: 53                                                              Life    Assurance     Company;                Convergys
                                                                     Director and Vice  Chairman of                Corporation (a
                                                                     Columbus    Life     Insurance                provider of
                                                                     Company;   Director  of  Eagle                integrated
                                                                     Realty   Group,    Inc.,   and                billing
                                                                     Chairman  of  Fort  Washington                solutions,
                                                                     Investment Advisors, Inc.                     customer care
                                                                                                                   services and
                                                                                                                   employee care
                                                                                                                   services) and
                                                                                                                   Fifth Third
                                                                                                                   Bancorp.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster  II          Trustee       Until  retirement in   Retired   Senior   Partner  of       32       Director of
5155 Ivyfarm Road                             2005  or   until  he   Frost  Brown  Todd  LLC (a law                Consolidated
Cincinnati, OH                                resigns     or    is   firm).                                        Health Services,
Age: 73                                       removed.     Trustee                                                 Inc.
                                              since 2000.
------------------------------------------------------------------------------------------------------------------------------------
William O. Coleman              Trustee       Until  retirement at   Retired Vice  President of The       32       Director of
c/o Touchstone Advisors, Inc.                 age 75 or  until  he   Procter  & Gamble  Company.  A                LCA-Vision (a
221 East Fourth Street                        resigns     or    is   Trustee   of  The   Procter  &                laser vision
Cincinnati, OH                                removed.     Trustee   Gamble Profit Sharing Plan and                correction
Age: 73                                       since 1999.            the Procter & Gamble  Employee                company).
                                                                     Stock Ownership Plan.
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox                  Trustee       Until  retirement at   President and Chief  Executive       32       Director of the
105 East Fourth Street                        age 75 or  until  he   Officer of Cox Financial Corp.                Federal Reserve
Cincinnati, OH                                resigns     or    is   (a     financial      services                Bank of
Age: 54                                       removed.     Trustee   company).                                     Cleveland;
                                              since 1999.                                                          Broadwing, Inc.
                                                                                                                   (a communications
                                                                                                                   company); and
                                                                                                                   Cinergy
                                                                                                                   Corporation
                                                                                                                   (a utility
                                                                                                                   company).
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner                Trustee       Until  retirement at   Principal  of HJL  Enterprises       32       None
4700 Smith Road                               age 75 or  until  he   (a privately  held  investment
Cincinnati, OH                                resigns     or    is   company);  Chairman  of  Crane
Age: 63                                       removed.     Trustee   Electronics,      Inc.      (a
                                              since 1989.            manufacturer   of   electronic
                                                                     connectors).
------------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson              Trustee       Until  retirement at   President  of Orchem,  Inc. (a       32       Director of
621 Tusculum Avenue                           age 75 or  until  he   chemical           specialties                Countrywide
Cincinnati, OH                                resigns     or    is   distributor),   Orpack   Stone                Credit
Age: 63                                       removed.     Trustee   Corporation  (a corrugated box                Industries, Inc.
                                              since 1995.            manufacturer)   and  ORDMS  (a
                                                                     solution planning firm).
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg             Trustee       Until  retirement at   Retired  Partner and  Director       32       Trustee of
4815 Drake Road                               age 75 or  until  he   of  KPMG   LLP  (a   certified                Tri-Health, Inc.
Cincinnati, OH                                resigns     or    is   public accounting firm). He is                Good Samaritan
Age: 67                                       removed.     Trustee   a Vice President of St. Xavier                Hospital, and
                                              since 1999.            High School.                                  Bethesda Hospital
                                                                                                                   and Tri-Health
                                                                                                                   Inc.
------------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment adviser, and Touchstone Securities, Inc., the Trust's principal underwriter, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of Fort Washington Investment Advisors, Inc., the Trust's sub-advisor, is an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the Investment Company Act of 1940.
2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he or she sooner dies, resigns or is removed.
3 The Touchstone Family of Funds consists of six series of the Trust, seven series of Touchstone Strategic Trust, six series of Touchstone Investment Trust and thirteen variable annuity series of Touchstone Variable Series Trust.
4 Each Trustee is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [34]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL OFFICERS:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER
                                                                                                      OF FUNDS
                                                                                                      OVERSEEN
NAME                            POSITION(S)   TERM OF OFFICE         PRINCIPAL OCCUPATION(S)          IN THE       OTHER
ADDRESS                         HELD WITH     AND LENGTH OF          DURING PAST 5 YEARS              TOUCHSTONE   DIRECTORSHIPS
AGE                             TRUST1        TIME SERVED                                             FAMILY2      HELD
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                President     Until   she   sooner   See table above                      32       See table above
Touchstone Advisors, Inc.                     dies,   resigns,  is
221 East Fourth Street                        removed  or  becomes
Cincinnati, OH                                disqualified.
Age: 46                                       President      since
                                              2000.
------------------------------------------------------------------------------------------------------------------------------------
Maryellen  Peretzky             Vice          Until   she   sooner   Senior  Vice   President   and       32       None
Touchstone Advisors, Inc.       President     dies,   resigns,  is   Secretary  of Fort  Washington
221 East Fourth Street                        removed  or  becomes   Brokerage   Services,    Inc.,
Cincinnati, OH                                disqualified.   Vice   Integrated Fund Services, Inc.
Age: 49                                       President      since   and  IFS  Fund   Distributors,
                                              1998.                  Inc.    She    is    Assistant
                                                                     Secretary  of Fort  Washington
                                                                     Investment Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft            Controller    Until   she   sooner   Senior Vice  President,  Chief       32       None
Touchstone Advisors, Inc.                     dies,   resigns,  is   Financial      Officer     and
221 East Fourth Street                        removed  or  becomes   Treasurer of  Integrated  Fund
Cincinnati, OH                                disqualified.          Services,   Inc.,   IFS   Fund
Age: 40                                       Controller     since   Distributors,  Inc.  and  Fort
                                              2000.                  Washington Brokerage Services,
                                                                     Inc.  She is  Chief  Financial
                                                                     Officer   of   IFS   Financial
                                                                     Services,   Inc.,   Touchstone
                                                                     Advisors,  Inc. and Touchstone
                                                                     Securities, Inc. and Assistant
                                                                     Treasurer  of Fort  Washington
                                                                     Investment Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Scott A. Englehart              Treasurer     Until   he    sooner   President of  Integrated  Fund       32       None
Integrated Fund Services, Inc.                dies,   resigns,  is   Services,  Inc.  and IFS  Fund
221 East Fourth Street                        removed  or  becomes   Distributors,  Inc.  From 1998
Cincinnati, OH                                disqualified.          until 2000, he was a Director,
Age: 39                                       Treasurer      since   Transfer   Agency  and  Mutual
                                              2000.                  Fund      Distribution     for
                                                                     Nationwide  Advisory Services,
                                                                     Inc.  From 1990 until 1998, he
                                                                     was  Vice  President,   Client
                                                                     Services    for   BISYS   Fund
                                                                     Services.
------------------------------------------------------------------------------------------------------------------------------------
Tina D. Hosking                               Until   she   sooner   Vice   President   -  Managing       32       None
Integrated Fund Services, Inc.  Secretary     dies,   resigns,  is   Attorney  of  Integrated  Fund
221 East Fourth Street                        removed  or  becomes   Services,  Inc.  and IFS  Fund
Cincinnati, OH                                disqualified.          Distributors, Inc.
Age: 33                                       Secretary      since
                                              1999.
------------------------------------------------------------------------------------------------------------------------------------

1 Each officer also holds the same office with Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.
2 The Touchstone Family of Funds consists of six series of the Trust, seven series of Touchstone Strategic Trust, six series of Touchstone Investment Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

8.   FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

In accordance with Federal tax law, the following table represents each funds designation of "exempt interest dividends" paid during the fiscal year ended June 30, 2002.

                                          Tax Exempt Dividends
                                          --------------------
Tax-Free Money Market Fund                     $  404,369
California Tax-Free Money Market Fund             971,016
Ohio Tax-Free Money Market Fund                 7,113,864
Florida Tax-Free Money Market Fund                302,373
Tax-Free Intermediate Term Fund                 1,517,221
Ohio Insured Tax-Free Fund                      2,741,879

                           TOUCHSTONE FAMILY OF FUNDS
                                      [35]

TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL      FIXED RATE REVENUE                                                      COUPON    MATURITY         MARKET
   AMOUNT       & GENERAL OBLIGATION BONDS - 31.0%                                       RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    300,000    Connecticut St. Hlth. & Edl. (William W. Backus Hosp.), Ser. C,
                Prerefunded @ 102 ..................................................     6.375    07/01/02    $    306,000
     640,000    New Brunswick, NJ, Hsg. & Urban Dev., Prerefunded @ 102 ............     5.900    07/01/02         652,800
     250,000    New Jersey, EDR, (Saint Barnabas Proj.) ............................     4.500    07/01/02         250,000
     250,000    Genoa, OH, Water Sys. Impt., GO BANS ...............................     2.780    07/10/02         250,048
     250,000    Anderson, IN, Community School Corp. GO ............................     2.500    07/15/02         250,000
     100,000    Denton Co., TX, GO, Prerefunded @ 106 ..............................     6.400    07/15/02         100,138
     100,000    Seattle, WA, Muni. Light & Pwr. Rev., Ser. A, Prerefunded @ 102 ....     5.750    08/01/02         102,335
     130,000    Trinity River, TX, Waste Water Rev .................................     5.200    08/01/02         130,350
     150,000    Warrick, RI, UT GO, Ser. A .........................................     4.500    08/01/02         150,313
     600,000    Wolf Creek, OH, GO BANS ............................................     2.910    08/10/02         600,266
     220,000    Richland Co., OH, GO BANS ..........................................     3.450    08/14/02         220,131
     100,000    Addison, TX, Ctfs. Oblig., Prerefunded @ 100 .......................     5.250    08/15/02         100,419
     100,000    New Orleans, LA, UT GO, Prerefunded @ 100 ..........................     7.000    09/01/02         100,879
     100,000    Plano, TX, GO ......................................................     4.900    09/01/02         100,470
     300,000    Jacksonville, FL, Elec. Auth. Rev. (St. John River) ................     5.000    10/01/02         302,108
     300,000    North Randall Village, OH, GO Temp. Notes ..........................     2.850    10/17/02         300,218
     700,000    American Muni. Pwr. OH, Inc. BANS (Monroeville Village Proj.) ......     2.450    11/26/02         700,000
     120,000    Greensburg, PA, GO .................................................     2.100    12/01/02         119,839
     200,000    Issaquah, WA, GO ...................................................     3.000    12/01/02         200,744
     140,000    Issaquah, WA, Water Rev ............................................     3.500    12/01/02         140,810
      80,000    Kentucky Area Dev. Dist. Fin. Lease Prog. Rev ......................     3.000    12/01/02          80,000
     100,000    Liberty, OH, LSD GO ................................................     4.300    12/01/02         100,950
     300,000    Snohomish Co., WA, Pub., No. 001, Water Rev ........................     4.000    12/01/02         302,492
     364,000    Maple Heights, OH, CSD GO BANS .....................................     2.060    02/07/03         364,672
     340,000    American Muni. Pwr. OH Inc. BANS (Bradner Village Proj.) ...........     2.300    03/20/03         340,000
     300,000    Harlan Co., KY, Justice Center BANS ................................     2.250    04/01/03         300,000
     300,000    Deerfield Twp., OH, GO BANS ........................................     2.600    05/14/03         301,431
     425,000    Pioneer, OH, GO BANS ...............................................     2.400    05/29/03         425,755
                                                                                                              ------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ................                          $  7,293,168
                                                                                                              ------------

--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FLOATING & VARIABLE DEMAND NOTES - 46.2%                                 RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    580,000    Arvada, CO, Water Util. Rev ........................................     1.600    07/01/02    $    580,000
     170,000    Collier Co., FL, Health Fac. Auth. Hosp. Rev. (Cleveland Clinic) ...     2.000    07/01/02         170,000
   1,280,000    Grand Forks, ND, Hosp. Fac. Rev. (United Hosp. Oblig. Group Proj.) .     2.030    07/01/02       1,280,000
     900,000    Eddyville, IA, IDR (Heartland Lysine, Inc.) ........................     3.000    07/03/02         900,000
     140,000    Huntley, IL, IDR (Colony Inc. Proj.) ...............................     1.450    07/03/02         140,000
   1,100,000    Scio Twnshp., MI, EDR (ADP Network) ................................     1.900    07/03/02       1,100,000
     750,000    Carteret Co., NC, PCR (Texas Gulf, Inc.) ...........................     1.375    07/05/02         750,000
     355,000    Fargo, ND, Coml. Dev. Rev., Ref. (Kelly Inns. Fargo Proj.) .........     1.400    07/05/02         355,000

                           TOUCHSTONE FAMILY OF FUNDS
                                      [36]

TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FLOATING & VARIABLE DEMAND NOTES - 46.2% (CONTINUED)                     RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    575,000    Greenwood, IN, EDR (Health Quest Realty) ...........................     1.570    07/05/02    $    575,000
     165,000    Indiana State, EDR (Earhran College) ...............................     1.400    07/05/02         165,000
     599,000    Indianapolis, IN, EDR (Pedcore Invts. Waterfront), Ser. B ..........     1.630    07/05/02         599,000
     100,000    Iowa Higher Educ. Fac. (Palmer Chiropractic Univ.) .................     1.950    07/05/02         100,000
     485,000    Lancaster Co., NE, IDR (Garner Ind.) ...............................     1.430    07/05/02         485,000
   1,135,000    Mankato, MN, IDR, Ser. 1998 (Sacco Family LP Proj.) ................     1.600    07/05/02       1,135,000
     150,000    Maricopa Co., AZ, IDR (McLane Co.) .................................     1.900    07/05/02         150,000
   1,000,000    Payne Co., OK, EDR (Collegiate Hsg. Fndtn.), Ser. A ................     1.400    07/05/02       1,000,000
   1,105,000    Salina, KS, Rev. (Salina Center Mall Ltd.) .........................     1.450    07/05/02       1,105,000
     280,000    St. Louis, MO, Clearance Redev. Auth. (Lamment Bldg.) ..............     1.400    07/05/02         280,000
                                                                                                              ------------
                TOTAL FLOATING & Variable Demand Notes .............................                          $ 10,869,000
                                                                                                              ------------

--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       ADJUSTABLE RATE PUT BONDS - 22.4%                                        RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    570,000    Lexington-Fayette Co., KY, Urban Govt. Rev. (Providence Montessori)      2.500    07/01/02    $    570,000
     840,000    Summit Co., OH, IDR (S.D. Myers Inc. Proj.) ........................     2.250    08/15/02         840,000
   1,200,000    Owensboro, KY, IDR, Ser. 1985 (Dart Container) .....................     2.000    09/01/02       1,200,000
     190,000    Portage Co., OH, IDR (Neidlinger Proj.) ............................     2.400    09/01/02         190,000
     180,000    Summit Co., OH, IDR (Keltec Inc. Proj.) ............................     2.400    09/01/02         180,000
     575,000    Summit Co., OH, IDR (Struktol Co. America Proj.) ...................     2.400    09/01/02         575,000
     145,000    Summit Co., OH, IDR (Triscari Proj.) ...............................     2.400    09/01/02         145,000
     130,000    Cuyahoga Co.,OH, IDR (Halle Office Bldg.) ..........................     2.035    10/01/02         130,000
      40,000    Richland Co., OH, IDR (Robon Partnership Proj.) ....................     2.400    10/01/02          40,000
     395,000    Summit Co., OH, IDR (L&W Mfg. Proj.) ...............................     2.500    10/01/02         395,000
   1,000,000    Westmoreland Co., PA, IDR (White Consolidated Industries) ..........     1.930    12/01/02       1,000,000
                                                                                                              ------------
                TOTAL ADJUSTABLE RATE PUT BONDS ....................................                          $  5,265,000
                                                                                                              ------------

                TOTAL INVESTMENT SECURITIES - 99.6%
                (Amortized Cost $23,427,168) .......................................                          $ 23,427,168

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4% .......................                               104,964
                                                                                                              ------------

                NET ASSETS - 100.0% ................................................                          $ 23,532,132
                                                                                                              ------------

See accompanying notes to portfolio of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [37]

CALIFORNIA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 50.4%                    RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    100,000    Los Angeles Co., CA, Trans. Comm. Sales Tax Rev ....................     6.500    07/01/02    $    102,000
     105,000    Los Angeles, CA, Cmnty. Redev. Agcy. Prerefunded @ 102 .............     6.100    07/01/02         107,100
     105,000    Los Angeles, CA, Trans. Comm. Sales Rev. Bond Prerefunded @ 102 ....     6.750    07/01/02         107,100
     400,000    Metropolitan Water Dist. So. Calif. Waterworks Rev.
                Prerefunded @ 102 ..................................................     5.700    07/01/02         408,000
      50,000    Metropolitan Water Dist. Southern California Prerefunded @ 102 .....     5.500    07/01/02          51,000
     250,000    Northern California Power Agcy. Rev. (Geothermal Proj. No. 3) ......     4.125    07/01/02         250,000
     750,000    Orange Co., CA, Arpt. Rev. Bond ....................................     5.500    07/01/02         750,000
   2,050,000    Orange Co., CA, Recovery COP .......................................     5.500    07/01/02       2,050,000
     540,000    Paradise, CA, Irr. Dist. Water Rev .................................     3.500    07/01/02         540,000
     250,000    Puerto Rico Commonwealth GO ........................................     8.000    07/01/02         250,000
     500,000    Puerto Rico Commonwealth GO Prerefunded @ 101.50 ...................     6.000    07/01/02         502,500
     500,000    Puerto Rico Commonwealth GO Prerefunded @ 101.50 ...................     6.800    07/01/01         507,500
     350,000    Puerto Rico Elec. Power Auth. Rev ..................................     5.500    07/01/02         350,000
     220,000    Puerto Rico Elec. Power Auth. Rev. Prerefunded @ 101.50 ............     6.250    07/01/02         223,300
     200,000    Puerto Rico Pub. Bldg. Auth. Gtd. Pub. Edu. & Health Fac ...........     6.100    07/01/02         200,000
     375,000    Puerto Rico Pub. Bldg. Auth. Gtd. Pub. Edu. & Health Fac.
                Prerefunded @ 101.50 ...............................................     6.875    07/01/02         380,625
     225,000    San Ramon Valley, CA, USD GO .......................................     0.000    07/01/02         225,000
     410,000    Santa Monica, CA, Redev. Agcy. Tax Allocation (Earthquake
                Recovery Proj.) ....................................................     4.500    07/01/02         410,000
   2,000,000    Southern California Metro Water ....................................     1.125    07/01/02       1,999,999
     150,000    Southern California Pub. Power Auth. (Palo Verde) ..................     5.750    07/01/02         150,000
     150,000    Southern California Pub. Power Auth. Proj. Rev. (Palo Verde Proj.) .     4.500    07/01/02         150,000
     300,000    Redwood City, CA, Redev. Agcy. Tax Alloc. Rev ......................     4.350    07/15/02         300,266
   2,000,000    Los Angeles, CA, USD GO TRANS ......................................     4.000    07/23/02       2,001,688
     200,000    Alameda Contra Costa, CA, Tran. Dist. COP ..........................     3.000    08/01/02         200,152
     160,000    Bakersfield, CA, CSD GO ............................................     4.000    08/01/02         160,316
     150,000    California Health Fac. Fin. Auth. Rev. (Marin Gen. Hosp.) ..........     5.600    08/01/02         150,511
     145,000    California HFA Rev .................................................     5.050    08/01/02         145,378
     500,000    California St ......................................................     7.000    08/01/02         501,869
     100,000    California St. Pub. Works Board Lease Rev. Dept.
                (California State Prison) ..........................................     5.200    08/01/02         100,310
     170,000    Castro Valley, CA, USD GO ..........................................     7.750    08/01/02         170,743
     250,000    Central Valley, CA, SD Fin. Auth ...................................     5.750    08/01/02         250,825
     100,000    Cotati-Rohnert Park, CA, USD GO ....................................     4.400    08/01/02         100,237
     250,000    Fruitvale, CA, School Dist. Prerefunded @ 102 ......................     6.000    08/01/02         255,948
     100,000    Healdsburg, CA, Cmnty. Redev. Agcy. Tax Alloc. (Sotoyome Cmnty.
                Dev. Proj.) ........................................................     2.500    08/01/02         100,092
     260,000    Healdsburg, CA, Cmnty. Redev. Agcy. Tax Alloc. (Sotoyome Cmnty.
                Dev. Proj.) ........................................................     2.500    08/01/02         260,240
     100,000    Montebello, CA, USD GO .............................................     4.500    08/01/02         100,199
     200,000    Novato, CA, UT GO ..................................................     8.000    08/01/02         201,010
     250,000    Oceanside California COP Corp. Proj. Fin. Prerefunded @ 102 ........     7.300    08/01/02         256,242
      10,000    Ontario, CA, Redev. Fin. Auth. Rev. Cimarron, CA, ..................     5.750    08/01/02          10,032
     370,000    Panama-Buena Vista, CA, USD GO .....................................     3.500    08/01/02         370,643
     100,000    Pasadena, CA, Elec. Rev. Prerefunded @ 102 .........................     5.375    08/01/02         102,324
     500,000    Riverside, CA, Sewer Rev ...........................................     5.000    08/01/02         501,493

                           TOUCHSTONE FAMILY OF FUNDS
                                      [38]

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 50.4%                    RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    390,000    South Co., CA, Wasterwater Auth. Rev. Prerefunded @ 102 ............     5.900    08/01/02    $    399,031
     200,000    West Contra Costa, CA, USD .........................................     7.250    08/01/02         200,959
     125,000    Woodland, CA, Joint USD ............................................     8.000    08/01/02         125,540
     100,000    California Statewide Cmnty. Dev. Auth. Rev. COP (Sutter Health
                Oblig. Group) ......................................................     5.300    08/15/02         100,439
     290,000    Northern California Power Agcy. Rev. (Combustion Turbine No. 1-A) ..     4.250    08/15/02         290,984
     100,000    Orange Co., CA, Cmnty. Fac. Dist. Spl. Tax Prerefunded @ 102 .......     6.250    08/15/02         102,569
     320,000    Orange Co., CA, Cmnty. Fac. Dist. Spl. Tax Prerefunded @ 102 .......     7.200    08/15/02         328,590
     100,000    Orange Co., CA, Cmnty. Fac. Dist. Spl. Tax Prerefunded @ 102 .......     7.350    08/15/02         102,668
     100,000    Orange Co., CA, Cmnty. Fac. Dist. Spl. Tax Prerefunded @ 102 .......     7.375    08/15/02         102,706
     100,000    Sacramento, CA, Muni. Util. Dist, Rev. Prerefunded @ 102 ...........     6.375    08/15/02         102,564
     325,000    Dinuba, CA, Redev. Agcy. Tax Alloc., Proj. 2 .......................     2.000    09/01/02         325,000
     100,000    Lancaster, CA, Cmnty. Fac. Dist. Spl. Tax ..........................     3.950    09/01/02         100,301
     100,000    Los Angeles Co., CA, Pub. Works Fin. Auth. Lease Rev ...............     4.600    09/01/02         100,473
     200,000    Los Angeles, CA, GO ................................................     5.000    09/01/02         200,988
     200,000    Los Angeles, CA, Redev. Fin. Auth Rev ..............................     4.500    09/01/02         200,734
     350,000    Manteca, CA, USD Spl. Tax Cmnty. Facs. Dist. No. 89-2 ..............     2.500    09/01/02         350,233
     600,000    Modesto, CA, Irr. Dist. Fin. Auth. Rev. (Domestic Water Proj.)
                Prerefunded @ 102 ..................................................     6.125    09/01/02         616,716
     125,000    San Francisco, CA, City & Co., COP .................................     4.000    09/01/02         125,365
     100,000    Santa Rosa, CA, Wastewater Rev. (Subregional Wastewater Proj.)
                Prerefunded @ 101.50 ...............................................     6.500    09/01/02         102,300
     125,000    Southern California Rapid Trans. Dist. Prerefunded @ 102 ...........     5.500    09/01/02         127,163
     100,000    Univ. of California Rev. (Multipurpose Proj.) Prerefunded @ 102 ....     6.000    09/01/02         100,766
     100,000    University of California Rev. (Multipurpose Proj.) .................     6.375    09/01/02         102,757
     220,000    ValleJo City, CA, GO ...............................................     5.500    09/01/02         221,045
     605,000    Irvine, CA, Pub. Fac. & Infrastructure Auth. Assmt. Rev ............     3.000    09/02/02         606,491
     100,000    Irvine, CA, Pub. Fac. & Infrastructure Auth. Assmt. Rev ............     3.450    09/02/02         100,342
     300,000    Lake Elsinore, CA, Impt. Board Act 1915 Prerefunded @ 103 ..........     8.250    09/02/02         312,414
     200,000    California EDL Fac. Auth. Rev. (Univ. of San Francisco)
                Prerefunded @102 ...................................................     6.400    10/01/02         206,128
     470,000    California St. GO Escrowed to Maturity .............................     5.375    10/01/02         474,592
   1,000,000    California St. Pub. Works Board Lease Rev. (California State Univ.)
                Prerefunded @ 102 ..................................................     6.700    10/01/02       1,032,453
     250,000    California Statewide Cmnty. Dev. Auth. Lease Rev. Prerefunded @ 102      6.000    10/01/02         257,515
     100,000    California Statewide Cmnty. Dev. Auth. Lease Rev. Prerefunded @ 102      6.000    10/01/02         103,005
     225,000    Duarte, CA, Redev. Agcy. SFM Rev ...................................     6.400    10/01/02         227,476
     102,500    Duarte, CA, Redev. Agcy. SFM Rev ...................................     6.400    10/01/02         103,628
     375,000    Folsom, CA, Pub. Fin. Auth. Lease Rev. (City Hall & Cmnty. Ctr.) ...     1.400    10/01/02         375,000
     430,000    Fresno, CA, Joint Power Fin. Auth. Lease Rev. (Street Lt ...........     3.000    10/01/02         431,378
     330,000    Los Angeles, CA, USD COP ...........................................     5.000    10/01/02         332,572
   1,600,000    Menlo Park, CA, Cmnty. Dev. Agcy. Tax Alloc. Las Pulgas
                Prerefunded @ 102 ..................................................     6.625    10/01/02       1,650,962
     415,000    San Jacinto, CA, USD COP ...........................................     3.875    10/01/02         416,846
     285,000    Southgate, CA, Util. Auth. Water & Sewer Sys. Rev ..................     1.750    10/01/02         285,000
     900,000    Sunnyvale, CA, Fin. Auth. Water & Wastewater Rev ...................     2.500    10/01/02         901,454
     400,000    Upland, CA, Pub. Fin. Auth. Rev. (Water Sys. Proj) .................     1.600    10/01/02         400,000
     150,000    Virgin Islands Pub. Fin. Auth. Rev., Prerefunded @ 102 .............     7.250    10/01/02         154,946

                           TOUCHSTONE FAMILY OF FUNDS
                                      [39]

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 50.4%                   COUPON    MATURITY         MARKET
   AMOUNT       (CONTINUED)                                                              RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    100,000    California St. GO ..................................................     6.200    11/01/02    $    101,391
     100,000    California State Univ. Rev. & Colleges Hsg. Sys ....................     4.750    11/01/02         101,096
     235,000    Claremont, CA, USD Lease Ints. Rev. Fin. Proj ......................     2.000    11/01/02         235,389
     165,000    Contra Costa Co., CA, COP (Merrithew Mem. Hosp.) Prerefunded @ 102 .     6.625    11/01/02         171,004
     100,000    Corona, CA, COP Prerefunded @ 102 ..................................    10.000    11/01/02         104,740
     250,000    El Dorado Co., CA, Board Auth. Lease Rev ...........................     4.100    11/01/02         251,910
     285,000    Merced, CA, IDR Dist. COP Water Fac. Impt ..........................     2.000    11/01/02         285,093
     100,000    Rancho, CA, Water Dist. Fin. Auth. Rev .............................     6.500    11/01/02         101,462
     500,000    San Francisco, CA, City & Co. Pub. Util. Comm ......................     4.000    11/01/02         503,931
     125,000    Univ. of California Rev. Hsg. Sys ..................................     5.000    11/01/02         126,314
   1,000,000    Los Angeles, CA, Dept. of Water & Power ............................     5.750    11/15/02       1,015,991
     125,000    California St. Pub. Works Board Lease Rev. (California State Univ.)
                Prerefunded @ 102 ..................................................     6.600    12/01/02         130,016
     250,000    California St. Pub. Works Board Lease Rev. (Cmnty. College Proj.)
                Prerefunded @ 102 ..................................................     6.000    12/01/02         259,213
     820,000    Elk Grove, CA, USD Spl. Tax Cmnty. Fac .............................     3.000    12/01/02         823,737
     170,000    Los Angeles Co., CA, Pub. Works Fin. Auth. Lease Rev ...............     4.600    12/01/02         172,026
     220,000    San Juan Capistrano, CA, Pub. Fin. Auth. Rev. COP ..................     3.500    12/01/02         221,637
     260,000    San Luis Obispo, CA, Impt. Board Lease Rev .........................     3.250    12/01/02         261,346
     145,000    San Luis Obispo, CA, Impt. Board Lease Rev .........................     3.250    12/01/02         145,751
     250,000    Los Angeles, CA, Mun. Impt. Corp. Lease Rev. (Real Ppty. Equip.
                Acquisition) .......................................................     4.500    01/01/03         253,324
     275,000    San Joaquin Hills, CA, Trans. Corridor Agcy. Toll Road Rev.
                Prerefunded @ 102 ..................................................     6.750    01/01/03         287,272
     115,000    Los Angeles, CA, Dept. of Water & Power ............................     4.750    02/15/03         117,240
     100,000    Orange Co., CA, Local Trans. Auth. Sales Tax Rev.
                (Ser. 2 - Measure M) ...............................................     9.500    02/15/03         104,600
     100,000    California State Prerefunded .......................................     5.900    04/01/03         105,214
     500,000    Duarte, CA, COP (City of Hope National Med. Ctr.)
                Prerefunded @ 102 ..................................................     6.125    04/01/03         525,581
   2,000,000    Duarte, CA, COP (City of Hope National Med. Ctr.)
                Prerefunded @ 102 ..................................................     6.250    04/01/03       2,110,280
     145,000    San Jacinto, CA, Fin. Auth. Rev. (Water Impt. Proj.) ...............     1.750    04/01/03         144,639
     155,000    Monterey, CA, Joint Powers Fin. Auth. Lease Rev ....................     4.000    05/01/03         157,676
   1,000,000    San Francisco, CA, City & Co. Arpt. Comm. International
                Prerefunded @ 102 ..................................................     6.200    05/01/03       1,056,484
     200,000    San Diego, CA, Pub. Fac. Fin. Auth. Sewer Rev ......................     3.600    05/15/03         203,382
     250,000    California St. Pub. Works Board Lease Rev. Dept. (California State
                Prison) Prerefunded @ 102 ..........................................     5.200    06/01/03         262,444
     250,000    Palo Alto, CA, Util. Rev ...........................................     4.000    06/01/03         255,327
     200,000    Riverside Co., CA, Asset Leasing Corp. (Riverside Co. Hosp.) .......     6.000    06/01/03         207,807
   1,000,000    California Statewide Cmnty. Dev. Auth. TRANS .......................     3.000    06/30/03       1,012,740
   1,500,000    Los Angeles Co., CA, Sch. Pooled Trans .............................     3.000    06/30/03       1,519,561
     370,000    Puerto Rico Pub. Bldg. Auth. Gtd. Pub. Edu. & Health Fac.
                Escrowed to Maturity ...............................................     4.700    07/01/03         381,184
                                                                                                              ------------
                TOTAL FIXED RATE REVENUE & General Obligation Bonds ................                          $ 42,573,537
                                                                                                              ------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      [40]

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FLOATING & VARIABLE DEMAND NOTES - 47.8%                                 RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    100,000    California Health Fac. Fin. Auth. (Adventist Hosp.) ................     1.850    07/01/02    $    100,000
     300,000    Irvine Ranch, CA Water Dist. Cons. Ref. ............................     1.930    07/01/02         300,000
   3,060,000    Long Beach, CA, Bd. Fin. Auth. Lease Rev. Bond .....................     1.200    07/01/02       3,060,000
     900,000    Los Angeles, CA, Reg. Airport (LAX) ................................     2.030    07/01/02         900,000
     600,000    Montebello, CA, IDA IDR (Sunclipse, Inc. Proj.) ....................     1.500    07/01/02         600,000
     700,000    Riverside, CA, IDA IDR (Sunclipse Inc. Proj.), Issue A .............     1.500    07/01/02         700,000
     655,000    San Dimas, CA, Redev. Agcy. Rev. (San Dimas Cmnty. Ctr.) ...........     1.600    07/01/02         655,000
     500,000    Simi Valley, CA, Cmnty. Dev. Agcy. MFH Rev., Issue A ...............     1.300    07/02/02         500,000
   2,000,000    ABAG Fin. Auth. Nonprofit Corps. MFH Rev. (Vintage Chateau) ........     2.000    07/03/02       2,000,000
     325,000    California Infrastructure & Econ. Dev. (Independent System Oper.) ..     1.250    07/03/02         325,000
     240,000    California Infrastructure & Econ. Dev. IDR (Metrotile Mfg. Proj.) ..     1.550    07/03/02         240,000
     200,000    California School Facs. Fin. Corp. COP .............................     1.150    07/03/02         200,000
     275,000    Huntington Park, CA, Public Fin. Auth. Lease Rev ...................     1.600    07/03/02         275,000
     800,000    Orange Co., CA, IDR (Control Air Conditioning) .....................     1.250    07/03/02         800,000
   3,500,000    San Rafael, CA, IDR (Phoenix American, Inc.) .......................     1.300    07/03/02       3,500,000
   1,600,000    Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) .....................     1.350    07/03/02       1,600,000
     400,000    California PCR Fin. Auth. Rev. (Southdown, Inc.) ...................     1.450    07/05/02         400,000
   3,100,000    California PCR Fin. Auth. Rev. (Southdown, Inc.) ...................     1.450    07/05/02       3,100,000
   3,000,000    California Pollution Control Fin. Auth. (Waste Mgmt. Proj.) ........     1.230    07/05/02       3,000,000
   1,300,000    California Statewide Cmnty. Dev. MFH (Pavillion Apts.) .............     1.200    07/05/02       1,300,000
   1,400,000    Hanford, CA, Sewer Rev .............................................     2.150    07/05/02       1,400,000
   3,000,000    Kings Co., CA, Hsg. Auth. MFH (Edgewater Isle Apts.) ...............     1.150    07/05/02       3,000,000
   1,890,000    Riverside Co., CA, Hsg. Auth. Rev. MFH (Concord Colony Apts.) ......     1.120    07/05/02       1,890,000
   1,450,000    Riverside Co., CA, IDA (Advance Business Graphics) .................     1.350    07/05/02       1,450,000
   1,300,000    Riverside Co., CA, IDA (Advanced Business Graphics) ................     1.350    07/05/02       1,300,000
   2,010,000    Riverside Co., CA, MFH Rev. (Ambergate Apts.) ......................     1.500    07/05/02       2,010,000
     900,000    San Bernardino Co., CA, Capital Impt. COP ..........................     1.200    07/05/02         900,000
   1,000,000    San Francisco, CA, City & Co. Redev. Agcy. MFH Rev.
                (Orlando Cepeda Place) .............................................     1.300    07/05/02       1,000,000
   1,000,000    San Jose, CA, MFH Rev. (Somerset Park) .............................     1.300    07/05/02       1,000,000
   2,100,000    Sweetwater, CA, USD COP ............................................     1.200    07/05/02       2,100,000
     500,000    Upland, CA, Apt. Dev. Rev. (Mtn. Springs) ..........................     1.100    07/05/02         500,000
     200,000    South Coast, CA, Air Quality Mgmt. Dist. Bldg. Corp. ...............     5.600    08/01/02         200,634
                                                                                                              ------------
                TOTAL FLOATING & VARIABLE DEMAND NOTES .............................                          $ 40,305,634
                                                                                                              ------------

--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       COMMERCIAL PAPER - 5.9%                                                  RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$  2,000,000    California Infras. Econ. Dev. Bank (Salvation Army) EDR ............     1.750    08/09/02    $  2,000,000
   3,000,000    East Bay, CA, Muni. Util. Dist .....................................     1.400    11/08/02       3,000,000
                                                                                                              ------------
                TOTAL COMMERCIAL PAPER .............................................                          $  5,000,000
                                                                                                              ------------

                TOTAL INVESTMENT SECURITIES - 104.1%
                (Amortized Cost $87,879,171) .......................................                          $ 87,879,171

                LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1%) .....................                            (3,473,600)
                                                                                                              ------------
                NET ASSETS - 100.0% ................................................                          $ 84,405,571
                                                                                                              ------------

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [41]

OHIO TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 37.6%                    RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$  1,000,000    Norton, OH, GO BANS ................................................     3.250    07/03/02    $  1,000,013
   1,250,000    American Muni. Pwr. OH, Inc. BANS (Village of Deshler) .............     3.000    07/10/02       1,250,000
     700,000    American Muni. Pwr. OH, Inc. BANS (Village of New Bremen) ..........     3.050    07/10/02         700,000
     967,000    Wyoming, OH, GO BANS ...............................................     3.000    07/11/02         967,070
   3,500,000    American Muni. Pwr. OH, Inc. BANS (Montpelier Village) .............     3.000    07/12/02       3,500,000
   1,900,000    Hilliard, OH, GO BANS ..............................................     3.150    07/18/02       1,900,303
   3,499,350    Sidney, OH, CSD GO BANS ............................................     2.040    07/18/02       3,500,313
   3,945,000    St. Clairsville & Richland, OH, CSD UT GO BANS .....................     2.650    07/18/02       3,945,913
   1,800,000    American Muni. Pwr. OH, Inc. BANS (Wapakoneta) .....................     3.000    07/26/02       1,800,000
     975,000    Defiance Co., OH, BANS, Ser. A .....................................     3.000    08/01/02         975,138
     500,000    Chillicothe, OH, BANS ..............................................     3.110    08/02/02         500,155
   6,000,000    Wolf Creek, OH, GO BANS ............................................     2.910    08/10/02       6,002,659
   1,070,000    Pickerington, OH, GO BANS ..........................................     3.250    08/16/02       1,070,664
   1,900,000    Monroe, OH, GO BANS ................................................     3.070    08/21/02       1,900,967
   1,000,000    American Muni. Pwr. OH, Inc. BANS (Bryan Proj.) ....................     2.850    08/22/02       1,001,008
   1,050,000    Fairfield, OH, GO BANS .............................................     3.000    08/23/02       1,050,495
   4,355,000    Delaware, OH, GO BANS ..............................................     3.000    08/29/02       4,358,117
   1,000,000    Twinsburg, OH, GO BANS .............................................     3.250    08/29/02       1,002,273
   1,340,000    Springfield, OH, GO BANS ...........................................     2.240    09/04/02       1,341,387
   2,600,000    Hilliard, OH, GO BANS ..............................................     3.050    09/05/02       2,602,315
   2,250,000    Morgan Co., OH, GO BANS ............................................     2.990    09/05/02       2,251,159
   1,595,000    Allen Co., OH, LT GO BANS ..........................................     2.700    09/12/02       1,595,628
   2,000,000    Cleveland, OH, Pkg. Fac. Impt. Rev .................................     8.100    09/15/02       2,064,706
     990,000    Muskingum Co., OH, GO BANS .........................................     2.800    09/18/02         990,463
   2,000,000    Swanton, OH, LSD GO BANS ...........................................     2.950    09/18/02       2,001,701
   1,920,000    Yellow Springs, OH, LSD GO BANS ....................................     2.950    09/19/02       1,921,573
   2,000,000    Mt. Vernon, OH, GO BANS ............................................     2.870    09/24/02       2,002,154
   1,700,000    Springfield, OH, GO BANS ...........................................     2.800    09/26/02       1,701,194
     100,000    Ohio St. Bldg. Auth ................................................     4.500    10/01/02         100,592
     455,000    Richland Co., OH, GO BANS ..........................................     2.720    10/03/02         455,543
   1,100,000    American Muni. Pwr. OH, Inc. BANS (Genoa Village Proj.) ............     2.350    10/10/02       1,100,000
     500,000    Belmont Co., OH, GO BANS ...........................................     2.620    10/10/02         500,435
     291,000    Franklin Co., OH, GO BANS ..........................................     2.970    10/10/02         291,372
     500,000    Mahoning Co., OH, Hosp. Impt. Rev. (YHA, Inc. Proj.) ...............     7.000    10/15/02         506,911
   1,600,000    North Randall Village, OH, Temp. Notes GO ..........................     2.850    10/17/02       1,601,161
     630,000    Green City, OH, GO BANS ............................................     3.000    10/23/02         631,550
     750,000    Fairfield, OH, CSD GO TANS .........................................     2.710    10/24/02         751,070
   2,100,000    Mason, OH, Land Acq. GO BANS .......................................     2.480    10/24/02       2,101,691
   1,250,000    Olmstead Falls, OH, GO BANS ........................................     2.450    10/24/02       1,250,967
   3,385,000    Toledo, OH, GO BANS ................................................     2.000    10/24/02       3,387,733
   2,369,415    Garfield Hgts., OH, CSD Energy Cons. GO BANS .......................     3.110    10/29/02       2,375,240
     810,000    Granville, OH, GO BANS .............................................     2.610    10/29/02         810,864
   2,600,000    American Muni. Pwr. OH, Inc. BANS (Pioneer Village) ................     2.400    10/31/02       2,600,000
     250,000    Mt. Gilead, OH, GO Water Dist ......................................     2.940    10/31/02         250,486
   2,700,000    Groveport, OH, GO BANS .............................................     2.480    11/01/02       2,705,652
     450,000    Ohio State Pub. Fac. Higher Educ. Rev ..............................     5.000    11/01/02         454,872

                           TOUCHSTONE FAMILY OF FUNDS
                                      [42]

OHIO TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 37.6%                   COUPON    MATURITY         MARKET
   AMOUNT       (CONTINUED)                                                              RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    430,000    River Valley, OH, LSD GO BANS ......................................     2.200    11/01/02    $    429,996
   1,750,000    American Muni. Pwr. OH, Inc. BANS (Ohio Generation Proj.) ..........     1.750    11/07/02       1,750,000
     650,000    American Muni. Pwr. OH, Inc. BANS (Village of Yellow Springs) ......     2.450    11/07/02         650,000
     600,000    Lancaster, OH GO BANS ..............................................     2.600    11/14/02         600,549
     815,000    Marysville, OH, GO Sewer Notes .....................................     2.340    11/14/02         816,570
   1,400,000    Blue Ash, OH, Fire House GO BANS ...................................     2.400    11/20/02       1,402,411
   1,000,000    American Muni. Pwr. OH, Inc. BANS (Monroeville Proj.) ..............     2.450    11/26/02       1,000,000
   1,600,000    American Muni. Pwr. OH, Inc. BANS (Shelby Proj.) ...................     2.300    11/26/02       1,600,000
     370,000    Muskingum Co., OH, GO BANS .........................................     2.450    11/26/02         370,369
   2,070,000    Beavercreek, OH, CSD GO TANS .......................................     2.250    12/01/02       2,074,682
     655,000    Clermont Co., OH, GO ...............................................     2.150    12/01/02         655,000
     825,000    Forest Park, OH, GO BANS ...........................................     3.750    12/01/02         830,979
     200,000    Lakota, OH, LSD GO BANS ............................................     2.250    12/01/02         200,371
   4,000,000    Lorain Co., OH, Justice Center GO ..................................     3.000    12/01/02       4,019,293
     302,000    Mad River, OH, LSD GO BANS .........................................     2.250    12/01/02         302,434
     245,000    Monroe, OH, LSD ....................................................     2.200    12/01/02         245,000
     675,000    Reynoldsburg, OH, CSD GO Prerefunded @102 ..........................     6.550    12/01/02         700,895
     275,000    Sandusky Co., OH, GO ...............................................     2.250    12/01/02         275,396
     500,000    Seneca Co., OH, GO (Jail Fac.), Prerefunded @ 102 ..................     6.500    12/01/02         519,140
     500,000    St. Clairsville & Richland, OH, CSD GO .............................     1.950    12/01/02         500,000
   2,250,000    Dayton, OH, GO BANS ................................................     1.930    12/02/02       2,252,144
   2,400,000    American Muni. Pwr. OH, Inc. BANS (Bowling Green Proj.) ............     2.250    12/04/02       2,400,000
   2,542,000    Deerfield Twp., OH, GO TANS ........................................     2.350    12/05/02       2,544,691
     690,000    Pike Co., OH, GO BANS ..............................................     2.500    12/05/02         691,445
     850,000    American Muni. Pwr. OH, Inc. BANS (Oberlin Proj.) ..................     2.250    12/11/02         850,000
   3,300,000    Clermont Co., OH, Road Impt. GO ....................................     2.450    12/12/02       3,302,962
   2,600,000    Cleveland, OH, GO BANS .............................................     2.000    12/12/02       2,601,726
     235,000    Garfield Heights, OH, CSD GO .......................................     3.000    12/15/02         236,163
     650,000    Glenwillow Village, OH, GO BANS ....................................     2.450    12/26/02         651,246
   1,050,000    American Muni. Pwr. OH, Inc. BANS (Hubbard Proj.) ..................     2.150    12/27/02       1,050,000
   2,640,000    American Muni. Pwr. OH, Inc. BANS (Brewster Village Proj.) .........     2.200    01/16/03       2,640,000
     828,000    American Muni. Pwr. OH, Inc. BANS (Milan Village Proj.) ............     2.150    01/16/03         828,000
   2,450,000    Ohio Univ. Gen. Rcpts. BANS ........................................     2.100    01/24/03       2,454,797
     500,000    Deerfield Twnship., OH, GO TANS ....................................     2.200    01/29/03         501,143
   1,000,000    American Muni. Pwr. OH, Inc. BANS (Woodsfield Proj.) ...............     2.250    02/06/03       1,000,000
     450,000    Hamilton, OH, CSD GO BANS ..........................................     2.000    02/27/03         450,580
     515,000    Fairbourne, OH, CSD GO BANS ........................................     2.420    03/03/03         516,940
   3,950,000    East Liverpool CSD GO BANS .........................................     2.300    03/11/03       3,958,094
   2,250,000    Univ. of Cincinnati Ohio General Receipts BANS .....................     2.100    03/19/03       2,250,771
   1,250,000    American Muni. Pwr. OH, Inc. BANS (Lodi Village Proj.) .............     2.250    03/20/03       1,250,000
   1,800,000    Ohio Univ. General Receipts Athens BANS ............................     2.500    03/27/03       1,805,855
     556,000    Crestline, OH, Sewer Impt. GO ......................................     2.500    04/03/03         557,648
   2,000,000    Youngstown, OH, CSD GO BANS ........................................     2.750    04/10/03       2,005,302
   1,500,000    Hilliard, OH, GO BANS ..............................................     2.470    04/15/03       1,506,620
     773,992    Licking Heights, OH, LSD GO Energy Cons. Notes .....................     2.990    04/25/03         778,570
   2,250,000    Indian Hill, OH, GO BANS ...........................................     2.150    04/29/03       2,250,000
     245,000    Bloomville, OH, Sewer Sys. GO BANS .................................     2.890    05/08/03         246,206
     750,000    Tiffin, OH, CSD GO BANS ............................................     2.850    05/08/03         754,383
   2,761,000    Maple Heights, OH, CSD GO BANS .....................................     2.500    05/09/03       2,770,951

                           TOUCHSTONE FAMILY OF FUNDS
                                      [43]

OHIO TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 37.6%                   COUPON    MATURITY         MARKET
   AMOUNT       (CONTINUED)                                                              RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$  2,386,761    Deerfield Twnship., OH, GO BANS ....................................     2.600    05/14/03    $  2,398,146
   3,650,000    Hillsboro, OH, CSD GO BANS .........................................     2.420    05/22/03       3,661,777
     990,000    Willard, OH, GO BANS ...............................................     2.470    05/22/03         993,195
     450,000    Pioneer, OH, Wastewater Sys. Rev. BANS .............................     2.500    05/29/03         450,799
   2,000,000    Springboro, OH, GO BANS ............................................     2.600    05/29/03       2,011,593
   1,600,000    Portsmouth, OH, GO BANS ............................................     3.200    06/02/03       1,604,923
   4,915,000    Galion, OH, LT GO BANS .............................................     2.750    06/05/03       4,938,225
     210,000    Hamilton, OH, LT GO BANS ...........................................     2.500    06/05/03         210,955
     600,000    American Muni. Pwr. OH, Inc. BANS (Village of Bremen Proj.) ........     2.100    07/10/03         600,000
     810,000    American Muni. Pwr. OH, Inc. BANS (Village of Deshler Proj.) .......     2.100    07/10/03         810,000
                                                                                                              ------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ................                          $158,502,442
                                                                                                              ------------

--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FLOATING & VARIABLE DEMAND NOTES - 53.1%                                 RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$  1,000,000    Cincinnati & Hamilton Co., OH, Port. Auth. EDR (Kenwood Office
                Assoc. Proj.) ......................................................     1.950    07/01/02    $  1,000,000
   1,900,000    Cuyahoga Co., OH, EDR (The Cleveland Orchestra Proj.) ..............     1.800    07/01/02       1,900,000
  16,600,000    Cuyahoga Co., OH, Hosp. Rev. (Cleveland Clinic) ....................     1.850    07/01/02      16,599,999
   1,500,000    Cuyahoga Co., OH, Hosp. Rev. (University Hosp.) ....................     1.900    07/01/02       1,500,000
   3,335,000    Cuyahoga Co., OH, IDR (S&R Playhouse Realty) .......................     1.450    07/01/02       3,335,000
   2,100,000    Delaware Co., OH, IDR (Radiation Sterilizers, Inc.) ................     1.550    07/01/02       2,100,000
   1,100,000    Franklin Co., OH, IDR (Jacobsen Stores) ............................     1.850    07/01/02       1,100,000
   5,500,000    Montgomery Co., OH, (Miami Valley Hosp.) ...........................     1.850    07/01/02       5,500,000
   2,500,000    Muskingum Co., OH, IDR (Elder-Beerman) .............................     1.550    07/01/02       2,500,000
   1,000,000    Ohio St. Air Quality Dev. (CG&E) ...................................     1.800    07/01/02       1,000,000
   1,100,000    Ohio St. Air Quality Dev. (CG&E) ...................................     1.800    07/01/02       1,100,000
   1,700,000    Ohio St. Air Quality Dev. (CG&E) ...................................     1.800    07/01/02       1,700,000
   2,600,000    Ohio St. Air Quality Dev. PCR (Timken Co.) .........................     1.300    07/01/02       2,600,000
     500,000    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ......................     1.400    07/01/02         500,000
   1,000,000    Ohio St. Wtr. Dev. Auth. PCR (Cleveland Elec.) .....................     1.250    07/01/02       1,000,000
   1,500,000    Ohio State Water Dev. (Mead. Corp.) ................................     2.000    07/01/02       1,500,000
   1,200,000    Ohio State Water Dev. Auth. PCR (Toledo Edison Co. Proj.) ..........     1.800    07/01/02       1,200,000
   1,150,000    Trumbull Co., OH, Health Care (Sheperd of Vally Lutheran Home) .....     1.950    07/01/02       1,150,000
   2,400,000    ABN AMRO Munitops Trust Cert .......................................     1.280    07/03/02       2,400,000
     895,000    Centerville, OH, Health Care Rev. (Bethany Memorial) ...............     1.350    07/03/02         895,000
   3,000,000    Cleveland, OH, Airport Sys .........................................     1.290    07/03/02       3,000,000
   2,000,000    Clinton Co., OH, Hosp. Rev. Pooled Fin. Prog .......................     2.150    07/03/02       2,000,000
   1,995,000    Cuyahoga Co., OH, Educ. Fac. Rev. (United Cerebral Palsy Assoc.),
                Ser. 1998 ..........................................................     1.350    07/03/02       1,995,000
   3,900,000    Cuyahoga Co., OH, Hosp. Rev. (Cleveland Clinic Fnd.) ...............     1.350    07/03/02       3,900,000
     600,000    Delaware Co., OH, IDR (MRG Ltd. Proj.) .............................     1.400    07/03/02         600,000
   1,605,000    Erie Co., OH, IDR (Toft Dairy, Inc.) ...............................     1.350    07/03/02       1,605,000
     845,000    Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.) ...........     1.350    07/03/02         845,000
     930,000    Hamilton Co., OH, Health Care Fac. Rev. (Aloysius Orphanage Proj.) .     1.350    07/03/02         930,000
     400,000    Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) ................     1.250    07/03/02         400,000
     200,000    Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) ................     1.290    07/03/02         200,000
   2,944,000    Hamilton OH, MFH Rev. (Knollwood Village Apts.) ....................     1.320    07/03/02       2,944,000

                           TOUCHSTONE FAMILY OF FUNDS
                                      [44]

OHIO TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FLOATING & VARIABLE DEMAND NOTES - 53.1% (CONTINUED)                     RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$  4,000,000    Lake Co., OH, Hosp. Fac. Rev. (Lake Hosp. Sys., Inc.) ..............     1.350    07/03/02    $  4,000,000
   1,745,000    Lorain Co., OH, IDR (EMH Med. Ctr. Proj.) ..........................     1.350    07/03/02       1,745,000
     600,000    Meigs Co., OH, IDR (MRG Ltd. Proj.) ................................     1.400    07/03/02         600,000
   1,070,000    Monroe, OH, IDR (Magnode Corp.) ....................................     1.900    07/03/02       1,070,000
   2,000,000    Montgomery Co., OH, EDR (Dayton Art Institute) .....................     1.300    07/03/02       2,000,000
   1,000,000    Morrow Co., OH, IDR (Field Container Corp.) ........................     1.250    07/03/02       1,000,000
   6,355,000    Ohio St. Air Quality (OH Edison) ...................................     1.800    07/03/02       6,355,000
   1,100,000    Ohio St. PCR (Sohio Air Proj.) .....................................     1.850    07/03/02       1,100,000
   4,620,000    Ohio St. Turnpike Rev ..............................................     1.310    07/03/02       4,620,000
     550,000    Orrville, OH, Hosp. Fac. Rev. (Orville Hosp.) ......................     1.300    07/03/02         550,000
   2,200,000    Puerto Rico Elec. Pwr. Auth. Rev. Muni. Secs. Trust Rcpts ..........     1.140    07/03/02       2,200,000
   6,380,000    Puerto Rico Pub. Bldgs. Auth. Rev. Mun. Secs. Trust Rcpts ..........     1.140    07/03/02       6,380,000
   1,400,000    Summit Co., OH, Rev. (Goodwill Ind. Akron, Inc.) ...................     1.300    07/03/02       1,400,000
   2,700,000    Summit, OH, Civic Fac. Rev. (YMCA Proj.), Ser. 1997 ................     1.350    07/03/02       2,700,000
     600,000    Wyandot Co., OH, IDR (MRG Ltd. Proj.), Ser. 1985 ...................     1.400    07/03/02         600,000
     350,000    Akron, Bath & Copley, OH, Joint Twnsp. Hosp. Rev. (Visiting Nurse
                Svcs. Proj.) .......................................................     1.350    07/05/02         350,000
   2,200,000    Ashtabula Co., OH, Hosp. Fac. Rev. (Ashtabula Co. Med. Ctr. Proj.) .     1.320    07/05/02       2,200,000
   4,000,000    Athens Co., OH, Port. Auth. Hsg. Rev. (University Hsg. for Ohio, Inc.
                Proj.) .............................................................     1.350    07/05/02       4,000,000
   2,060,000    Butler Co., OH, Hosp. Fac. Rev. (Berkley Square Retirement Ctr.
                Proj.) .............................................................     1.320    07/05/02       2,060,000
   1,200,000    Clinton Co., OH, Hosp. Rev. (Clinton Memorial Hosp.) ...............     1.350    07/05/02       1,200,000
     200,000    Columbus, OH, GO Rev., Ser. 1 ......................................     1.100    07/05/02         200,000
     500,000    Columbus, OH, GO, Ser. 1 ...........................................     1.100    07/05/02         500,000
     225,000    Coshocton Co., OH, Hosp. Fac. Rev. (Echoing Hills Village, Inc. ....     1.400    07/05/02         225,000
   1,850,000    Cuyahoga Co., OH, Civic Fac. (West Side Ecumenical) ................     1.350    07/05/02       1,850,000
  10,000,000    Cuyahoga Co., OH, Health Care (Gardens of McGregor) ................     1.300    07/05/02      10,000,000
   2,000,000    Cuyahoga Co., OH, IDR (Motch Corp. Proj.) ..........................     1.500    07/05/02       2,000,000
   3,415,000    Delaware Co., OH, Health Care Fac. (Sarah Moore Home) ..............     1.380    07/05/02       3,415,000
     400,000    Duval Co., FL, HFA (Sunbeam Road Proj.) ............................     1.300    07/05/02         400,000
   2,200,000    Franklin Co., OH Health Care Fac. (Heinzerling Foundation) .........     1.400    07/05/02       2,200,000
   1,760,000    Franklin Co., OH, EDR (Columbus Montessori Educ. Ctr.) .............     1.330    07/05/02       1,760,000
   2,475,000    Franklin Co., OH, EDR (Dominican Sisters) ..........................     1.350    07/05/02       2,475,000
   1,035,000    Franklin Co., OH, Health Care Fac. Rev. (Lifeline Organ Procurement)     1.350    07/05/02       1,035,000
     950,000    Franklin Co., OH, Hosp. Rev. (US Health Corp.), Ser. C .............     1.250    07/05/02         950,000
     400,000    Franklin Co., OH, IDR (Columbus College) ...........................     1.400    07/05/02         400,000
   1,045,000    Franklin Co., OH, IDR (Ohio Girl Scouts) ...........................     1.400    07/05/02       1,045,000
   1,800,000    Fulton, OH, IDR (Polycraft, Inc.) ..................................     1.650    07/05/02       1,800,000
   1,800,000    Geauga Co., OH, Health Care Fac. Rev. (Heather Hill Proj.) .........     1.330    07/05/02       1,800,000
     520,000    Hamilton Co., OH, Econ. Dev. Rev. (Gen. Protestant Orphan Home) ....     1.420    07/05/02         520,000
   1,178,900    Hamilton Co., OH, EDR (Cincinnati Assoc. for the Performing Arts) ..     1.320    07/05/02       1,178,900
   2,050,000    Hamilton Co., OH, EDR (Union Inst. Proj.) ..........................     1.370    07/05/02       2,050,000
     500,000    Hamilton Co., OH, Hosp. Fac. (Children's Hosp. Medical Center) .....     1.300    07/05/02         500,000
   1,000,000    Hamilton Co., OH, Hosp. Fac. Rev. (Childrens Hosp. Medical Center) .     1.280    07/05/02       1,000,000
     200,000    Hamilton Co., OH, Hosp. Fac. Rev. (Drake Center, Inc.) .............     1.280    07/05/02         200,000
   3,945,000    Hamilton Co., OH, Sales Tax Floater Ctfs., Ser. 356 ................     1.310    07/05/02       3,945,000
   1,977,000    Hamilton, OH, MFH Rev. (Knollwood Village Apts.) ...................     1.320    07/05/02       1,977,000
   2,642,000    Hancock Co., OH, MFM Rev. (Crystal Glen Apts. Proj. Phase II) ......     1.320    07/05/02       2,642,000

                           TOUCHSTONE FAMILY OF FUNDS
                                      [45]

OHIO TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FLOATING & VARIABLE DEMAND NOTES - 53.1% (CONTINUED)                     RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$  5,605,000    Lima, OH, Hosp. Fac. & Impt. Rev. (Lima Memorial Hosp.) ............     1.350    07/05/02    $  5,605,000
   1,800,000    Lucas Co., OH, Health Care Fac. Rev. (Sunset Retire) ...............     1.250    07/05/02       1,800,000
     220,000    Lucas Co., OH, IDR (Assoc. Proj.) ..................................     1.500    07/05/02         220,000
     200,000    Lucas Co., OH, Rev. (Sunshine Children's Home) .....................     1.350    07/05/02         200,000
     950,000    Mahoning Co., OH, Health Care Fac. Rev. (Ohio Heart Institute) .....     1.400    07/05/02         950,000
   4,000,000    Mahoning Co., OH, Hosp. Fac. (Forum Health Oblig.) .................     1.300    07/05/02       4,000,000
   3,305,000    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ..............     1.320    07/05/02       3,305,000
     300,000    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ..............     1.320    07/05/02         300,000
   1,150,000    Mason, OH, Tax Increment Fin. Rev. (Central Park Proj.) ............     1.370    07/05/02       1,150,000
   2,750,000    Miami Co., OH, Hosp. Fac. (Upper Valley Medical Center) ............     1.280    07/05/02       2,750,000
   1,415,000    Montgomery Co., OH, Health Care Rev. (Comm. Blood Center Proj.) ....     1.400    07/05/02       1,415,000
   3,400,000    Montgomery Co., OH, Ltd. Oblig. Rev. (St.Vincent de Paul Proj.) ....     1.300    07/05/02       3,400,000
     300,000    Ohio St. Air Quality Dev. (Toledo Edison) ..........................     1.800    07/05/02         300,000
   3,585,000    Ohio St. Bldg. Auth. Fltr. Ctfs., Ser. 266 .........................     1.310    07/05/02       3,585,000
     200,000    Ohio St. Higher Educ. Fac. Cmnty. Rev. (Malone College) ............     1.350    07/05/02         200,000
   5,600,000    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ......................     1.400    07/05/02       5,600,000
   4,400,000    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ......................     1.400    07/05/02       4,400,000
   1,635,000    Ottawa Co., OH, Hosp. Fac. Rev. (Lutheran Home of Mercy Proj.) .....     1.350    07/05/02       1,635,000
     600,000    Rickenbacker, OH, Port. Auth. Rev. (Rickenbacker Holdings, Inc.) ...     1.400    07/05/02         600,000
   5,160,000    Sharonville, OH, IDR (Duke Realty Proj.) ...........................     1.400    07/05/02       5,160,000
   1,660,000    Summit Co., OH, Health Care Fac. Rev. (Evant, Inc. Proj.) ..........     1.350    07/05/02       1,660,000
     430,000    Summit Co., OH, IDR (Go-Jo Ind., Inc. Proj.) .......................     1.400    07/05/02         430,000
   3,995,000    Univ. of Akron, OH, General Receipts ...............................     1.310    07/05/02       3,995,000
   1,150,000    Village of Andover, OH, Health Care Fac. Rev. (D&M Realty Proj.) ...     1.320    07/05/02       1,150,000
   1,600,000    Warren Co., OH, IDR (Liquid Container Proj.) .......................     1.350    07/05/02       1,600,000
   5,000,000    Woodlawn, OH, EDR (Goodwill Ind. Proj.) ............................     1.320    07/05/02       5,000,000
   2,500,000    Hamilton Co., OH, IDR (ADP System) .................................     1.600    07/15/02       2,500,000
                                                                                                              ------------
                TOTAL FLOATING & VARIABLE DEMAND NOTES .............................                          $224,106,899
                                                                                                              ------------

--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       ADJUSTABLE RATE PUT BONDS - 4.6%                                         RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    175,000    Cincinnati & Hamilton Co., OH, Port Auth. EDR (Kenwood Office
                Assoc. Proj.) ......................................................     2.850    08/01/02    $    175,000
   4,310,000    Cuyahoga Co., OH, IDR (Halle Office Bldg.) .........................     2.035    10/01/02       4,310,000
   3,415,000    Miami Valley, OH, Tax-Exempt Mtg. Rev ..............................     4.880    10/15/02       3,415,000
   1,195,000    Clermont Co., OH, EDR (John Q. Hammons Proj.) ......................     2.000    11/01/02       1,195,000
   2,695,000    Ohio St. HFA MFH (Lincoln Park) ....................................     1.800    11/01/02       2,695,000
   2,940,000    Richland Co., OH, IDR (Mansfield Sq. Proj.) ........................     1.850    11/15/02       2,940,000
     895,000    Scioto Co., OH, Health Care Rev. (Hillview Retirement) .............     3.100    12/01/02         894,934
     760,000    Gallia Co., OH, IDR (Jackson Pike Assoc.) ..........................     1.950    12/15/02         760,000
   3,000,000    ABN AMRO Munitops Trust Cert. 1998-I8 (Cleveland Water Works) ......     2.000    05/07/03       3,000,000
                                                                                                              ------------
                TOTAL ADJUSTABLE RATE PUT BONDS ....................................                          $ 19,384,934
                                                                                                              ------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      [46]

OHIO TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       COMMERCIAL PAPER - 5.0%                                                  RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$  3,000,000    Ohio Air Quality Dev. Auth. PCR ....................................     1.350    07/10/02    $  3,000,000
  12,900,000    Lorain Co., OH, Hosp. Rev. (Catholic Hlth. Partners) ...............     1.750    10/08/02      12,900,000
   5,000,000    Lorain Co., OH, Hosp. Rev. (Catholic Hlth. Partners) ...............     1.650    12/02/02       5,000,000
                                                                                                              ------------
                TOTAL COMMERCIAL PAPER .............................................                          $ 20,900,000
                                                                                                              ------------

                TOTAL INVESTMENT SECURITIES - 100.3%
                (Amortized Cost $422,894,275) ......................................                          $422,894,275

                LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%) .....................                            (1,132,747)
                                                                                                              ------------

                NET ASSETS - 100.0% ................................................                          $421,761,528
                                                                                                              ------------

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [47]

FLORIDA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 49.2%                    RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    250,000    Dade Co., FL, GO ...................................................     6.900    07/01/02    $    250,000
     200,000    Florida State Dept. of Transportation ..............................     6.400    07/01/02         200,000
     500,000    Florida State Div. Bd. Fin. Dept., Prerefunded @ 101 ...............     6.100    07/01/02         505,000
     500,000    Florida State PCR, Prerefunded @ 101 ...............................     6.600    07/01/02         504,999
     150,000    Florida State PCR, Prerefunded @101 ................................     6.500    07/01/02         151,500
     100,000    Florida State Turnpike Auth. Rev., Ser. A, Prerefunded @101 ........     6.350    07/01/02         101,000
     275,000    Iowa City, IA, Water Rev ...........................................     5.000    07/01/02         275,000
     265,000    Oklahoma St. Turnpike Auth. Rev., Ser. C, Prerefunded @ 102 ........     6.250    07/01/02         270,300
     200,000    Seneca Valley, PA, School Dist., Prerefunded @100 ..................     5.700    07/01/02         200,000
     500,000    Dade Co., FL, Sch. Dist. GO ........................................     6.875    08/01/02         502,245
     300,000    Palm Beach Co., FL, Sch. Brd. COP ..................................     4.500    08/01/02         300,743
     100,000    Pinellas Co., FL, Trans. Impt. Rev., Prerefunded @ 102 .............     6.000    08/01/02         102,368
     125,000    Friendswood, TX, ISD, Prerefunded @ 100 ............................     5.400    08/15/02         125,557
     420,000    Dade Co., FL, GO ...................................................    12.000    10/01/02         430,340
     300,000    Halifax, FL, (Hosp. Med. Ctr.), Rev ................................     4.500    10/01/02         302,134
     275,000    Jacksonville, FL, Elec. Auth. (Schrer 4 Proj.), Prerefunded @ 101 ..     5.250    10/01/02         280,245
     500,000    Lakeland, FL, Elec. & Water Rev ....................................     5.375    10/01/02         504,447
     300,000    Miami-Dade Co., FL, Aviation Rev ...................................     4.000    10/01/02         301,835
     200,000    Ohio St. Bldg. Auth. Fac. (Admin. Bldg. Proj.), Prerefunded @ 102 ..     6.300    10/01/02         206,281
     140,000    Orange Co., FL, Tourist Dev. Tax Rev., Prerefunded @ 102 ...........     6.250    10/01/02         144,406
     475,000    Orange Co., FL, Tourist Dev. Tax Rev., Prerefunded @ 102 ...........     6.500    10/01/02         490,099
     200,000    Orange Co., FL, Toursit Dev. Tax Rev., .............................     6.150    10/01/02         202,256
     100,000    Pinellas Co., FL, Water Rev ........................................     4.400    10/01/02         100,712
     500,000    Reedy Creek, FL, Impt. Dist. Utils. Rev., Ser 1 ....................     5.000    10/01/02         503,937
     300,000    Tampa, FL, Water & Swr. Rev., Prerefunded @ 101 ....................     6.000    10/01/02         305,911
     150,000    Titusville, FL, Water & Swr. Rev ...................................     3.800    10/01/02         150,850
     100,000    Lakeland, FL, Hosp. Rev. (Lakeland Regl. Med. Ctr. Proj.) ..........     5.500    11/15/02         101,388
     100,000    Key West, FL, Capt. Impt. Marina Rev., Prerefunded @ 102 ...........     6.125    12/01/02         103,903
     200,000    Florida St. Bd. of Educ. Outlay ....................................     5.500    01/01/03         203,749
     400,000    Pinellas Co., FL, Capt. Impt. Proj. Rev ............................     5.250    01/01/03         406,717
     245,000    Broward Co., FL, Educ. Fac. (Nova Southeastern Univ. Proj.) ........     5.500    04/01/03         251,746
     100,000    Dade Co., FL Educ. Fac. Auth. Rev. (Univ. of Miami) ................     5.500    04/01/03         102,864
     345,000    Harlan Co., KY, Justice Ctr. BANS ..................................     2.250    04/01/03         345,000
                                                                                                              ------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ................                          $  8,927,532
                                                                                                              ------------

--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FLOATING & VARIABLE DEMAND NOTES - 37.7%                                 RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    500,000    Arvada Co., FL, Water Utility Rev ..................................     1.600    07/01/02    $    500,000
     100,000    Collier Co., FL, Health Fac. Auth. Hosp. Rev. (Cleveland Clinic) ...     2.000    07/01/02         100,000
     400,000    Jacksonville, FL, Elect. Auth. Rev. (Elec. Sys.) ...................     1.850    07/01/02         400,000
     100,000    Jacksonville, FL, Health Fac. Hosp. Rev., (Genesis Rehab Hosp.) ....     1.850    07/01/02         100,000
     885,000    Broward Co., FL, HFA (Fisherman's Landing) .........................     1.300    07/03/02         885,000

                           TOUCHSTONE FAMILY OF FUNDS
                                      [48]

FLORIDA TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FLOATING & VARIABLE DEMAND NOTES - 37.7% (CONTINUED)                     RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    300,000    Broward Co., FL, HFA MFH Rev. (Margate Invts. Proj.) ...............     1.300    07/03/02    $    300,000
     500,000    Broward Co., FL, HFA MFH Rev. (Reflections Apts. Proj.) ............     1.300    07/03/02         500,000
     400,000    Capital Proj. Fin. Auth. FL, Rev., Var. (Proj. Ln. Program) ........     1.750    07/03/02         400,000
     500,000    Clay Co., FL, HFA MFH Rev. (Bluff Hsg.) ............................     1.300    07/03/02         500,000
     100,000    Dade Co., FL, IDA IDR (Dolphins Stadium Proj.) .....................     1.250    07/03/02         100,000
     200,000    Florida HFA MFH Rev. (Carlton Arms II Proj.) .......................     1.300    07/03/02         200,000
     500,000    Lee Co., FL, IDR Educ. Fac. Rev. (Canterbury School Proj.) .........     1.250    07/03/02         500,000
     400,000    Duval Co., FL, HFA (Sunbeam Road Proj.) ............................     1.300    07/05/02         400,000
     300,000    Harvard, IL, Health Care (Harvard Memorial Hosp.) ..................     1.650    07/05/02         300,000
     150,000    Jacksonville, FL, Health Fac. Rev. (River Garden) ..................     1.300    07/05/02         150,000
     500,000    Palm Beach Co., FL, Sch. Brd. COP ..................................     1.200    07/05/02         500,000
     500,000    Seminole Co., FL, IDA (FL Living Nursing Ctr.) .....................     1.300    07/05/02         500,000
     200,000    University of North Florida 1998 Parking Rev. Bonds ................     1.300    07/05/02         200,000
     300,000    Volusia Co., FL, HFA MFH (Mallwood Village) ........................     1.300    07/05/02         300,000
                                                                                                              ------------
                TOTAL FLOATING & VARIABLE DEMAND NOTES .............................                          $  6,835,000
                                                                                                              ------------

--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       ADJUSTABLE RATE PUT BONDS - 12.6%                                        RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    490,000    Corpus Christi, TX, IDC Econ. Dev. Rev. (TX Air Invt. Co. Proj.) ...     2.800    08/01/02    $    490,000
   1,200,000    Putnam Co., FL, Dev. Auth. PCR, Ser. H-1 (Seminole Elec. Coop.) ....     2.000    12/15/02       1,200,000
     585,000    Eastern Sts. Tax Exmp. Mtg. Bd. Tr. Adjustable Rate Ctfs ...........     5.190    03/01/03         585,000
                                                                                                              ------------
                TOTAL ADJUSTABLE RATE PUT BONDS ....................................                          $  2,275,000
                                                                                                              ------------

                TOTAL INVESTMENT SECURITIES - 99.5%
                (Amortized Cost $18,037,532) .......................................                          $ 18,037,532

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% .......................                                90,492
                                                                                                              ------------

                NET ASSETS - 100.0% ................................................                          $ 18,128,024
                                                                                                              ------------

See accompanying notes to portfolio of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [49]

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       MUNICIPAL OBLIGATIONS - 101.8%                                           RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 1.8%
$    250,000    California HFA Multi-Unit Rental Rev ...............................     6.500    08/01/05    $    255,718
     420,000    Sacramento Co., CA, MFH ARPB (Fairway One Apts.) ...................     5.875    02/01/08         420,991
                                                                                                              ------------
                                                                                                                   676,709
                                                                                                              ------------

                COLORADO - 3.0%
   1,065,000    Superior Metro. Dist. No. 1 CO, Water & Sewer Rev. ARPB ............     5.500    12/01/20       1,115,087
                                                                                                              ------------

                FLORIDA - 8.0%
     455,000    Pensacola, FL, Airport Rev. ........................................     5.400    10/01/07         495,823
   1,000,000    Pasco Co., FL, HFA MFH Rev. (Cypress Trail Apts.) ..................     5.500    06/01/08       1,047,660
     915,000    Florida HFA MFH Sr. Lien, Ser. I-1 .................................     6.100    01/01/09         981,429
     400,000    Gulf Breeze, FL, Rev. (Miami Beach) ................................     5.000    12/01/20         424,004
                                                                                                              ------------
                                                                                                                 2,948,916
                                                                                                              ------------
                ILLINOIS - 1.6%
     500,000    Chicago, IL, Met. Water Reclamation Dist ...........................     7.000    01/01/11         608,885
                                                                                                              ------------

                INDIANA - 1.4%
     500,000    Indiana HFA Multi-Unit Mtg. Prog. Rev ..............................     6.600    01/01/12         517,650
                                                                                                              ------------

                IOWA - 2.3%
     250,000    Iowa Student Loan Liquidity Corp. Rev ..............................     6.400    07/01/04         255,060
     210,000    Iowa HFA Rev .......................................................     6.500    07/01/06         213,700
     240,000    Iowa Student Loan Liquidity Corp. Rev ..............................     6.600    07/01/08         244,836
     130,000    Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist Hosp.) .....     6.000    08/15/09         138,427
                                                                                                              ------------
                                                                                                                   852,023
                                                                                                              ------------

                KENTUCKY - 1.4%
     500,000    Louisville & Jefferson Co., KY, Met. Swr. Dist. Rev ................     5.300    05/15/10         517,860
                                                                                                              ------------

                MASSACHUSETTS - 1.2%
     420,000    Massachusetts St. Ind. Fin. Agy. Rev., Ser. 1997 (Hudner Assoc.) ...     5.000    01/01/08         443,276
                                                                                                              ------------

                MICHIGAN - 1.9%
     150,000    Delta Co., MI, EDR Corp. Environmental Impt. (Mead-Escanaba
                Paper Co. Proj.) ...................................................     2.080    07/01/02         150,000
     500,000    Detroit MI, UT GO ..................................................     6.375    04/01/07         546,170
                                                                                                              ------------
                                                                                                                   696,170
                                                                                                              ------------

                MISSISSIPPI - 1.9%
     335,000    Mississippi Business Fin. Corp. IDR (Bomaine Corp.) ................     5.200    05/01/11         335,663
     365,000    Mississippi Business Fin. Corp. IDR (Bomaine Corp.) ................     5.300    05/01/12         366,343
                                                                                                              ------------
                                                                                                                   702,006
                                                                                                              ------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      [50]

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       MUNICIPAL OBLIGATIONS - 101.8% (CONTINUED)                               RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.1%
$     50,000    Nebraska Invest. Fin. Auth. Rev. (Foundation for Educ. Fund),
                Escrowed to Maturity ...............................................     7.000    11/01/09    $     50,526
                                                                                                              ------------

                NEVADA - 1.4%
     500,000    Las Vegas, NV, Spl. Impt. Dist., Rev ...............................     5.250    06/01/12         528,500
                                                                                                              ------------

                NEW YORK - 2.9%
   1,000,000    Metropolitan Trans. Auth. NY Svc. Contract .........................     5.250    01/01/11       1,084,140
                                                                                                              ------------

                NORTH CAROLINA - 2.1%
     350,000    Carteret Co., NC, COP ..............................................     5.200    06/01/11         380,433
     350,000    Carteret Co., NC, COP ..............................................     5.300    06/01/13         382,802
                                                                                                              ------------
                                                                                                                   763,235
                                                                                                              ------------

                OHIO - 50.3%
     335,000    Ohio St. EDR Ohio Enterprise Bond Fd. (Smith Steelite Proj.) .......     5.600    12/01/03         349,160
     155,000    Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.) ...............     5.500    12/01/04         162,487
   1,005,000    Franklin Co., OH, Health Care Rev. (First Comm. Village) ...........     6.000    06/01/06       1,046,828
     530,000    Toledo, OH, GO .....................................................     6.000    12/01/06         597,591
     500,000    Ohio St. IDR, Ser. 1997 (Bomaine Corporation Proj.) ................     5.500    11/01/07         512,110
     449,436    Columbus, OH, Special Assessment GO ................................     5.050    04/15/08         479,530
     700,000    West Clermont, OH, LSD GO ..........................................     6.150    12/01/08         776,013
   1,035,000    Reading, OH, Rev. (St. Mary's Educ. Institute) .....................     5.550    02/01/10       1,123,586
   1,000,000    Cuyahoga Co., OH, Meeting Rev. (West Tech. Apts. Proj.) ............     5.100    09/20/10       1,047,540
   1,000,000    Franklin Co., OH, Rev. (Online Computer Library Ctr.) ..............     4.650    10/01/11       1,032,930
   1,000,000    Lorain Co., OH, Hosp. Rev. (Catholic Health) .......................     5.625    10/01/11       1,082,770
     275,000    Akron, OH, GO ......................................................     6.000    11/01/11         313,541
   1,000,000    Ohio St. University General Receipts Rev ...........................     5.125    12/01/11       1,078,410
   1,000,000    Hamilton Co., OH, Sewer Sys. Rev ...................................     5.500    12/01/11       1,115,120
   1,075,000    Franklin Co., OH, Hosp. Rev. Impt. (Childrens Hosp. Proj.) .........     5.500    05/01/12       1,188,069
   1,000,000    Bowling Green St. University, OH, General Receipts .................     5.750    06/01/12       1,118,620
   1,000,000    Ohio St. Turnpike Rev ..............................................     5.250    02/15/13       1,073,060
     500,000    Erie Co., OH, Hosp. Facs. Rev., (Fireland Regl. Med. Ctr.) .........     6.000    08/15/13         546,705
     615,000    Ohio St. University General Receipts Rev ...........................     5.750    12/01/13         682,256
     230,000    Lorain, OH .........................................................     4.500    12/01/14         232,091
   1,000,000    Indian Hill, OH, EVSD GO ...........................................     5.250    12/01/14       1,069,750
     660,000    West Chester Twp., OH, GO ..........................................     5.500    12/01/14         725,333
     250,000    Lorain, OH .........................................................     4.625    12/01/15         252,570
     415,000    Dublin, OH, Var. Purp. Impt ........................................     6.000    12/01/15         465,651
     465,000    Cincinnati, OH, Police & Fireman's Disability GO ...................     5.750    12/01/16         510,491
                                                                                                              ------------
                                                                                                                18,582,212
                                                                                                              ------------

                PENNSYLVANIA - 4.2%
     500,000    Pennsylvania Fin. Auth. Muni. Capital Impt. Proj. Rev ..............     6.600    11/01/09         536,695
   1,000,000    Pennsylvania St. Higher Educ. Facs. Assn. Indpt. Clgs. & Univs. (St.
                Josephs College) ...................................................     5.000    05/01/11       1,017,400
                                                                                                              ------------
                                                                                                                 1,554,095
                                                                                                              ------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      [51]

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       MUNICIPAL OBLIGATIONS - 101.8% (CONTINUED)                               RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 2.1%
$    725,000    Richland-Lexington, SC, Airport Dist. Rev. (Columbia Metro.) .......     6.000    01/01/08    $    761,576
                                                                                                              ------------

                TENNESSEE - 5.7%
   1,000,000    Tennessee Energy Acquisition Corp. Gas. Rev ........................     5.000    09/01/07       1,075,440
     500,000    Memphis-Shelby Co., TN, Arpt. Spl. Facs. Rev.
                (Federal Express Corp.) ............................................     5.050    09/01/12         505,120
     525,000    Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990 ...............     7.250    04/01/17         540,929
                                                                                                              ------------
                                                                                                                 2,121,489
                                                                                                              ------------

                TEXAS - 5.1%
     515,000    Robinson, TX, ISD GO ...............................................     5.750    08/15/10         571,418
     117,960    Midland, TX, HFC Rev., Ser. A-2 ....................................     8.450    12/01/11         127,553
      10,000    San Antonio, TX, Elec. & Gas Rev., Escrowed to Maturity ............     5.000    02/01/12          10,691
     585,000    Denton Co., TX, Permanent Impt. GO .................................     5.000    07/15/12         615,034
     500,000    Austin, TX, Hotel Occupancy Tax, Rev., Ref-Sub Lien ................     5.750    11/15/12         549,720
                                                                                                              ------------
                                                                                                                 1,874,416
                                                                                                              ------------

                VIRGINIA - 3.4%
   1,195,000    Fairfax Co., VA, GO ................................................     5.000    06/01/13       1,262,134
                                                                                                              ------------

                TOTAL MUNICIPAL OBLIGATIONS - 101.8% ...............................                          $ 37,660,905
                (Amortized Cost $35,789,192)

                LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8%) .....................                              (653,553)
                                                                                                              ------------

                NET ASSETS - 100.0% ................................................                          $ 37,007,352
                                                                                                              ------------

See accompanying notes to portfolio of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [52]

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 97.5%                    RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$     97,000    Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.), Prerefunded @ 100 ..    10.125    04/01/03    $    102,251
      21,000    Ohio St. Bldg. Auth. Rev. (Frank Lausch Proj.), Prerefunded @ 100 ..    10.125    04/01/03          22,137
     230,000    Summit Co., OH, GO, Prerefunded @ 100 ..............................     6.900    08/01/03         243,248
     500,000    Ohio St. Bldg. Auth. Rev. (Juvenile Correctional Bldg.), Prerefunded
                @ 102 ..............................................................     6.600    10/01/04         560,080
     290,000    Alliance, OH, CSD GO ...............................................     6.900    12/01/06         299,329
     500,000    Hamilton, OH, Water Sys. Mtg. Rev ..................................     6.400    10/15/10         511,890
     210,000    Cuyahoga Co., OH, Hosp. Rev. (University Hosp.) Escrowed to
                Maturity ...........................................................     9.000    06/01/11         261,622
     365,000    Bexley, OH, CSD GO .................................................     7.125    12/01/11         453,494
     530,000    Urbana, OH, Wastewater Impt. GO ....................................     7.050    12/01/11         552,302
     600,000    Westerville, OH, Water Sys. Impt. GO ...............................     6.450    12/01/11         623,178
     500,000    Strongsville, OH, CSD GO ...........................................     5.375    12/01/12         554,970
   1,095,000    West Clermont, OH, LSD GO ..........................................     6.900    12/01/12       1,256,951
     530,000    Ottawa Co., OH, GO .................................................     5.750    12/01/14         564,249
   1,000,000    Portage Co., OH, GO ................................................     6.200    12/01/14       1,099,090
     400,000    Warren, OH, Waterworks Rev .........................................     5.500    11/01/15         443,596
   1,000,000    Buckeye Valley, OH, LSD GO .........................................     6.850    12/01/15       1,213,530
     500,000    Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton) ..................     6.750    12/01/15         521,115
     715,000    Columbus-Polaris Hsg. Corp. Rev.,Prerefunded @ 102 .................     7.400    01/01/16         867,088
     750,000    Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.) ................     6.250    11/15/16         775,748
   1,260,000    Cleveland, OH, Airport Sys. Rev ....................................     5.125    01/01/17       1,291,223
     750,000    Butler Co.,OH, Trans. Impt. Dist ...................................     5.125    04/01/17         772,973
     500,000    Toledo, OH, Sewer Sys. Rev .........................................     6.350    11/15/17         554,245
   1,000,000    Springfield, OH, CSD ...............................................     5.000    12/01/17       1,030,710
     655,000    Twinsburg, OH, Park & Land GO ......................................     5.500    12/01/17         702,239
   1,000,000    Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) ...............     5.250    10/01/18       1,035,130
   1,165,000    Cleveland, OH, GO ..................................................     5.125    12/01/18       1,198,820
   1,000,000    University of Cincinnati, OH, General Receipts Rev .................     5.750    06/01/19       1,074,820
   1,000,000    Lucas Co., OH, Hsg. Dev. Corp. (Northgate Apts.) ...................     5.950    07/01/19       1,024,540
   1,000,000    Lorain Co., OH, Hosp. Rev. (Catholic Health Partners) ..............     5.500    09/01/19       1,051,390
   1,000,000    Lucas Co., OH, Hosp. Rev. (Promedia Health) ........................     5.625    11/15/19       1,059,030
   2,000,000    Avon Lake, OH, CSD GO ..............................................     5.500    12/01/19       2,112,819
   2,145,000    Brunswick, OH, CSD GO ..............................................     5.750    12/01/19       2,308,276
     745,000    Crawford Co., OH, GO ...............................................     4.750    12/01/19         735,412
   1,000,000    Evergreen, OH, LSD .................................................     5.500    12/01/19       1,051,540
   2,000,000    Hamilton, OH, CSD UT GO ............................................     5.500    12/01/19       2,103,079
   1,250,000    Kings, OH, LSD GO ..................................................     5.950    12/01/19       1,370,100
     500,000    Akron, OH, GO ......................................................     5.800    11/01/20         537,170
     500,000    East Holmes, OH, LSD Sch. Impt .....................................     6.125    12/01/20         559,185
   1,000,000    Greene Co., OH, Sewer Sys. Rev .....................................     5.625    12/01/20       1,063,480
   1,500,000    Nordonia Hills, OH, CSD Sch. Impt ..................................     5.375    12/01/20       1,560,045
     715,000    Sylvania, OH, CSD GO ...............................................     4.750    12/01/20         698,662
     850,000    West Chester Twp., OH, Ref .........................................     5.000    12/01/20         855,406
     525,000    Kings, OH, LSD GO ..................................................     6.050    12/01/21         575,447

                           TOUCHSTONE FAMILY OF FUNDS
                                      [53]

OHIO INSURED TAX-FREE FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 97.5%                   COUPON    MATURITY         MARKET
   AMOUNT       (CONTINUED)                                                              RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    500,000    Lake, OH, LSD GO (Stark Co.) .......................................     5.750    12/01/21    $    534,005
   1,000,000    Monroe, OH, LSD Sch. Impt. UT GO ...................................     5.000    12/01/21       1,000,770
   1,000,000    Summit Co., OH, GO .................................................     6.000    12/01/21       1,163,800
   1,000,000    Alliance, OH, CSD GO ...............................................     5.500    12/01/22       1,046,820
     900,000    Antwerp, OH, LSD UT GO .............................................     4.750    12/01/22         878,130
   1,035,000    Lima, OH, CSD ......................................................     5.500    12/01/22       1,086,905
     500,000    Morgan, OH, LSD GO .................................................     5.750    12/01/22         533,310
   1,250,000    Scioto Valley, OH, LSD GO ..........................................     5.650    12/01/22       1,325,463
   1,000,000    Hamilton, OH, CSD GO ...............................................     5.625    12/01/24       1,043,200
   1,000,000    Hilliard, OH, CSD GO ...............................................     5.750    12/01/24       1,064,280
   1,000,000    Kings, OH, LSD GO ..................................................     5.650    12/01/24       1,037,450
   1,250,000    Ohio St. University General Receipts Rev ...........................     5.750    12/01/24       1,324,938
   1,750,000    Eaton, OH, CSD UT GO ...............................................     5.000    12/01/25       1,714,440
   1,500,000    Marysville, OH, EVSD UT GO .........................................     5.000    12/01/25       1,469,520
   1,000,000    Plain, OH, LSD GO ..................................................     5.000    12/01/25         979,680
     900,000    Hamilton Co., OH, Sewer Sys. Rev ...................................     4.750    12/01/26         842,418
   1,000,000    Hilliard, OH, CSD GO ...............................................     5.750    12/01/28       1,058,940
     920,000    Licking Heights, OH, LSD GO ........................................     6.400    12/01/28       1,078,314
     500,000    Pickerington, OH, CSD GO ...........................................     5.000    12/01/28         486,470
   1,000,000    Erie Co., OH, Hosp. Fac. Rev. (Fireland Reg. Med. Ctr.) ............     5.625    08/15/32         999,200
                                                                                                              ------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ................                          $ 57,919,662
                                                                                                              ------------

--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              COUPON    MATURITY         MARKET
   AMOUNT       FLOATING & VARIABLE DEMAND NOTES - 1.8%                                  RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------
$    100,000    Cincinnati & Hamilton Co., OH, Port. Auth. Econ. Dev. Rev., Adj.
                (Kenwood Office Assoc. Proj.) ......................................     1.950    07/01/02    $    100,000
     500,000    Hamilton Co., OH, Hosp. Fac. Rev., Adj. (Health Alliance) ..........     1.290    07/03/02         500,000
     500,000    Puerto Rico, Elec. Pwr. Auth., SGA-43 ..............................     1.140    07/03/02         500,000
                                                                                                              ------------
                TOTAL FLOATING & VARIABLE DEMAND NOTES .............................                          $  1,100,000
                                                                                                              ------------

                TOTAL INVESTMENT SECURITIES - 99.3%
                (Amortized Cost $55,302,594) .......................................                          $ 59,019,662

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7% .......................                               398,431
                                                                                                              ------------

                NET ASSETS - 100.0% ................................................                          $ 59,418,093
                                                                                                              ------------

See accompanying notes to portfolio of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [54]

NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 2002.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB -  Adjustable Rate Put Bond
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDR - Economic Development Revenue
EVSD - Exempted Village School District
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
LT - Limited Tax
MFH - Multi-Family Housing
MFM - Multi-Family Mortgage
PCR - Pollution Control Revenue
SD - School District
SFM - Single Family Mortgage
TANS - Tax Anticipation Notes
TRANS - Tax Revenue Anticipation Notes
USD - Unified School District
UT - Unlimited Tax

                           TOUCHSTONE FAMILY OF FUNDS
                                      [55]

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and
Board of Trustees of the Touchstone Tax-Free Trust

We have audited the accompanying statements of assets and liabilities of Touchstone Tax-Free Trust (consisting of Tax-Free Money Market Fund, California Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund, Florida Tax-Free Money Market Fund, Tax-Free Intermediate Term Fund, and Ohio Insured Tax-Free
Fund) (the "Funds"), including the schedules of portfolio investments, as of June 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and financial highlights for each of the three years then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the respective years or periods ended June 30, 1999 were audited by other auditors whose report dated August 6, 1999 expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Touchstone Tax-Free Trust as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the three years then ended in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

Cincinnati, Ohio
August 13, 2002

PART C.         OTHER INFORMATION
------          -----------------
Item 23.          Exhibits
-------           --------
  (a)             ARTICLES OF INCORPORATION

        (i) Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

       (ii) Amendment No. 1, dated May 25, 1994, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

       (iii) Amendment No. 2, dated July 31, 1996, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, is hereby incorporated by reference.

       (iv) Amendment No. 3, dated February 28, 1997, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

       (v) Amendment No. 4, dated March 24, 2000, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

       (vi) Amendment No 5, dated September 21, 2000, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

       (vii) Amendment No. 6, dated March 27, 2001, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

      (viii) Amendment dated June 14, 2002 to Registrant's Restated Agreement and Declaration of Trust is filed herewith.

  (b)                BYLAWS

                     Registrant's Bylaws, as amended, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, are hereby incorporated by reference.

  (c)                INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS

                     Article IV Of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     LIQUIDATION.   In event of the liquidation or
                     dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to that Series. The assets so distributable to the Shareholders of any particular Series shall be distributed among such Shareholders in proportion to the number of Shares of that Series held by them and recorded on the books of the Trust.

                     VOTING. All shares of all Series shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, all shares of each Series shall vote as a single class except as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Massachusetts Business Corporation Law if the Trust were a Massachusetts business corporation. As to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

                     REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption.

                     Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

                     TRANSFER. All Shares of each particular Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

                     Article V of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2,
                     (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3,
                     (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and
                     (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency) in any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy.

  (d)                INVESTMENT ADVISORY CONTRACTS

         (i) Advisory Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (ii) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Tax-Free Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (iii) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Tax-Free Intermediate Term Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (iv) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Ohio Tax-Free Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (v) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the California Tax-Free Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (vi) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Ohio Insured Tax-Free Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

        (vii) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Florida Tax-Free Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

  (e)              UNDERWRITING CONTRACTS

        (i) Registrant's Distribution Agreement with Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

        (ii) Form of Underwriter's Dealer Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

  (f)              BONUS OR PROFIT SHARING CONTRACTS

                   Touchstone Trustee Deferred Compensaton Plan, which was filed as Exhibit to Registrant's Post-Effective Amendment No. 48, is hereby incorporated by reference.

   (g)             CUSTODIAN AGREEMENTS

         (i) Custody Agreement with The Fifth Third Bank, the Custodian for the Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund and the California Tax-Free Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, is hereby incorporated by reference.

         (ii) Custody Agreement with The Huntington Trust Company, N.A., the Custodian for the Florida Tax-Free Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

  (h)              OTHER MATERIAL CONTRACTS

          (i) Form of Amended and Restated Accounting and Pricing Services Agreement is filed herewith.

         (ii) Form of Amended and Restated Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement is filed herewith.

         (iii)     Form of Administration Agreement is filed herewith.

         (iv) Registrant's Amended Expense Limitation Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

         (v) Integrated Fund Services Anti-Money Laundering Compliance Program Servie Agreement Addendum is filed herewith.

  (i)             LEGAL OPINION

                  Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

  (j)             OTHER OPINIONS

                  Consent of Independent Auditors is filed herewith.

  (k)             OMITTED FINANCIAL STATEMENTS

                  None.

  (l)             INITIAL CAPITAL AGREEMENTS

                  Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is incorporated by reference.

  (m)             RULE 12b-1 PLAN

          (i) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class A shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is incorporated by reference.

         (ii) Registrant's Plan of Distribution Pursurant to Rule 12b-1 for Class B shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

         (iii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class C shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is incorporated by reference.

         (iv) Form of Administration Agreement for the administration of shareholder accounts, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

  (n)             RULE 18f-3 PLAN

                  Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System is filed herewith.

  (o)             CODE OF ETHICS

      (i) Registrant's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No 47, is incorporated by reference.

      (ii) Code of Ethics for Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is incorporated by reference.

      (iii) Code of Ethics for Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is incorporated by reference.

      (iv) Code of Ethics for Fort Washington Investment Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

Item 24.          Persons Controlled by or Under Common Control with the
-------           Registrant
                  -------------------------------------------------------
                  None

Item 25.          INDEMNIFICATION
-------           ---------------
         (a)      Article  VI  of  the Registrant's  Restated   Agreement  and
                  Declaration of Trust provides for indemnification of officers and Trustees as follows:

                  Section 6.4 Indemnification of Trustees, Officers, etc.
                  ----------- ------------------------------------------
                  The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless
                  (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

                  Section 6.5  Advances of Expenses.
                  -----------  --------------------
                  The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  Section 6.6  Indemnification Not Exclusive, etc.
                  -----------  -----------------------------------
                  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         (b) The Registrant maintains a mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc. in its capacity as investment advisor and Fort Washington Investment Advisors, Inc. in its capacity as sub-advisor, and Touchstone Securities, Inc., in its capacity as principal underwriter, among others. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  The Advisory Agreement provides that the Advisor and any of its affiliates, directors, officers and employees shall not be liable for any act or omission in the course of rendering services to the Registrant or for any losses sustained in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor in the performance of its duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by the Advisor in defending a proceeding, upon the undertaking by or on behalf of the Advisor to repay the advance unless it is ultimately determined that the Advisor is entitled to indemnification.

                  The Sub-Advisory Agreements provide that the Sub-Advisor and any of its affiliates, directors, officers and employees shall not be subject to liability to the Adviser, the Registrant, or to any shareholder for any act or omission in the course of, or connected with, rendering services hereunder or for any loss in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or the reckless disregard of the obligations and duties of the Sub-Advisor.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE ADVISOR AND SUB-ADVISOR
--------  -------------------------------------------------------------

          A. TOUCHSTONE ADVISORS, INC. ( the "Advisor") is a registered investment adviser which provides investment advisory services to the Funds. The Advisor also serves as the investment adviser to
               Touchstone  Investment  Trust,   Touchstone Strategic Trust  and
               Touchstone   Variable   Series  Trust,   registered   investment
               companies.

               The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 221 E. Fourth Street Street, Cincinnati, Ohio 45202.

               (1)  Jill T. McGruder, President and a Director of the Advisor.

                    (a)  President and a Director of Fort Washington  Brokerage
                         Services,   Inc.,  a  broker-dealer.

                    (b) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, Integrated Fund Services, Inc., a transfer agent and IFS Fund Distributors, Inc., a broker-dealer.

                    (c) President, Chief Executive Officer and a Director of IFS Financial Services, Inc., a holding company and Touchstone Securities, Inc., a broker-dealer.

                    (d) President and a Director of IFS Agency Services, Inc., an insurance agency, IFS Insurance Agency, Inc., an insurance agency and IFS Systems, Inc., an information systems provider, 400 Broadway, Cincinnati, Ohio.

                    (e) Senior Vice President of The Western-Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio, an insurance company.

                    (f) President and Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

               (2)  Edward S. Heenan, Vice President & Comptroller of the
                    Advisor

                    (a)  Director, Vice President & Comptroller of IFS Financial
                         Services,   Inc.,  IFS  Agency   Services,   Inc.,  IFS
                         Insurance Agency, Inc. and IFS Systems, Inc.

                    (b)  Director and Controller of Touchstone Securities, Inc.

               (3)  Patricia J. Wilson, Chief Compliance Officer of the Advisor

                    (a)  Chief Compliance Officer of Touchstone Securities, Inc.

               (4) Donald J. Wuebbling, Director/Chief Legal Officer of the Advisor

                    (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                    (b) Vice President and General Counsel of The Western and Southern Life Insurance Company

                    (c) Secretary of Fort Washington Investment Advisors, Inc., 420 E. Fourth Street, Cincinnati, OH 45202 and IFS Financial Services, Inc.

               (5)  William F. Ledwin, a Director of the Advisor

                    (a) A Director of Fort Washington Brokerage Services, Inc., Integrated Fund Services, Inc., IFS Fund Distributors, Inc., Touchstone Advisors, Inc., IFS Agency Services, Inc., Capital Analysts Incorporated, IFS Insurance Agency, Inc., Touchstone Securities, Inc., IFS Financial Services, Inc., IFS Systems, Inc. and Eagle Realty Group, Inc., 421 East Fourth Street, a real estate brokerage and management service provider.

                    (b) President and a Director of Fort Washington Investment Advisors, Inc.

                    (c)  Vice President and Chief Investment Officer of Columbus
                         Life  Insurance   Company,   400  East  Fourth  Street,
                         Cincinnati, OH., a life insurance company.

                    (d) Senior Vice President and Chief Investment Officer of The Western-Southern Life Insurance Company.

               (6)  James N. Clark, a Director of the Advisor

                    (a)  A  Director  of  IFS  Financial  Services,   Inc.,  IFS
                         Insurance Agency, Inc. and IFS Systems, Inc.

               (7)  Richard K. Taulbee, Vice President of the Advisor

                    (a) Vice President of IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

               (8)  James J. Vance, Vice President & Treasurer of the Advisor

                    (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant   Treasurer  of  Fort  Washington   Brokerage
                         Services, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc.

                    (c) Assistant Treasurer of Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust

               (9)  Terrie A. Wiedenheft - Chief Financial Officer of the
                    Advisor

                    (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund Services, Inc., IFS Fund Distributors, Inc. and Fort Washington Brokerage Services, Inc.

                    (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

                    (c)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

                    (d) Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

               (10) Robert F. Morand, Secretary of the Advisor

                    (a) Secretary of Touchstone Securities, Inc., IFS Agency
                        Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                    (b) Assistant Secretary of IFS Financial Services, Inc. and
                        Touchstone Advisors, Inc.

               (11)  Patrick T. Bannigan, Senior Vice President of the Advisor

                     (a) Senior Vice President of Touchstone Securities, Inc.

          B. FORT WASHINGTON INVESTMENT ADVISORS, INC.("Ft. Washington") is a registered investment adviser which provides sub-advisory services to the Funds. Ft. Washington serves as the Sub-Advisor to Touchstone Investment Trust and certain series of Touchstone Strategic Trust and Touchstone Variable Series Trust. Ft. Washington also provides investment advice to institutional and individual clients.

               The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

               (1)  William  F.  Ledwin,   President   and  a  director  of  Ft.
                    Washington

               See biography above

               (2)  John F. Barrett, a Director of Ft. Washington

                    (a) President and Chief Executive Officer of The Western and Southern Life Insurance Company

                    (b) A Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust

               (3)  James  J.  Vance, Treasurer  of  Ft. Washington

               See biography above

               (4) Rance G. Duke, Vice President and Senior Portfolio Manager of Ft. Washington

                    (a) Second Vice President and Senior Portfolio Manager of The Western and Southern Life Insurance Company

               (5) John C. Holden, Vice President and Senior Portfolio Manager of Ft. Washington

               (6)  Charles  E.   Stutenroth   IV,  Vice  President  and  Senior
                    Portfolio Manager of Ft. Washington

               (7) Brendan M. White, Vice President and Senior Portfolio Manager of Ft. Washington

               (8)  John J. Goetz, Vice President of Ft. Washington

               (9) James A. Markley, Managing Director of Ft. Washington

               (10) Roger M. Lanham - Vice President and Senior Portfolio
                    Manager of Ft. Washington

               (11) Augustine  A.  Long,  Managing  Director,  Marketing  of Ft.
                    Washington

               (12) John J. O'Connor, Director of Research of Ft. Washington

               (13) Timothy J. Policinski, Vice President and Senior Portfolio
                    Manager of Ft. Washington

                    (a) Vice President- Public Bond Manager of Lincoln
                        Investment Management, Ft. Wayne, Indiana, until June 2001.

               (14) Daniel J. Carter, Assistant Portfolio Manager-Fixed Income
                    of Ft. Washington

               (15) Michele Hawkins- Compliance Officer of Ft. Washington

               (16) Kenneth Ryan- Assistant Vice President - Director of
                    Operations of Ft. Washington

               (17) Donald J. Wuebbling- Secretary of Ft. Washington

                    See biography above

Item 27        Principal Underwriters
-------        ----------------------
               (a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

                    Unless otherwise noted, the address of the persons named below is 221 East Fourth Street, Cincinnati, Ohio 45202.
                   *The address is 420 East Fourth Street, Cincinnati, OH 45202
                  **The address is 400 Broadway, Cincinnati, OH 45202

                                           POSITION            POSITION
                                             WITH                 WITH
               (b)  NAME                   UNDERWRITER         REGISTRANT
                    -----                  -----------         ----------
                    Jill T. McGruder       President/Director  President/
                                                               Trustee

                    William F. Ledwin*     Director            None


                    Patricia J. Wilson     Chief Compliance    None
                                           Officer

                    Richard K. Taulbee**   Vice President      None

                    James J. Vance**       Treasurer           Assistant
                                                               Treasurer

                    Edward S. Heenan**     Controller/Director None

                    Robert F. Morand**     Secretary           None

                    Terrie A. Wiedenheft   Chief Financial     Controller
                                           Officer

                    Don W. Cummings**      Vice President      None

                    Donald J. Wuebbling**  Director            None

                    John R. Lindholm**     Vice President      None

                    Patrick T. Bannigan    Senior Vice         None
                                           President

                    Mike Spangler          Vice President      None

          (c)  None

Item 28.            LOCATION OF ACCOUNTS AND RECORDS
-------             --------------------------------
                     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.

Item 29.            MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B
-------             -----------------------------------------------------
                     None.

Item 30.            UNDERTAKINGS
-------             ------------

          (a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          (b) Within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

                       (i) provide such  Petitioning  Shareholders  with
                    access to a list of the names and addresses of all shareholders of the Registrant; or

                       (ii) inform such Petitioning  Shareholders of the
                    approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 1st day of November 2002.

                                        TOUCHSTONE TAX-FREE TRUST


                                        By: /s/ Tina D. Hosking
                                            -------------------
                                            Tina D. Hosking,
                                            Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 1st day of November, 2002.


/s/ Jill T. McGruder
-----------------------                President
JILL T. MCGRUDER                       and Trustee


/s/ Scott A. Englehart
-----------------------                Treasurer
SCOTT A. ENGLEHART


*JOHN F. BARRETT                       Trustee
-----------------------


* WILLIAM O. COLEMAN                   Trustee
-----------------------


* PHILLIP R. COX                       Trustee
-----------------------


* H. JEROME LERNER                     Trustee
-----------------------


* OSCAR P. ROBERTSON                   Trustee
-----------------------


* ROBERT E. STAUTBERG                  Trustee
-----------------------


* J. LELAND BREWSTER II                Trustee
-----------------------


By: /s/ Tina D. Hosking
    -------------------
    TINA D. HOSKING
    Attorney-in-Fact*
    November 1, 2002

EXHIBIT INDEX

1.  Amendment to Restated Agreement and Declaration of Trust

2.  Form of Amended and Restated Accounting and Pricing Services Agreement

3. Form of Amended and Restated Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement

4.  Form of Administration Agreement

5.  Anti-Money Laundering Compliance Program Service Agreement Addendum

6.  Consent of Independent Auditors

7.  Amended Rule 18f-3 Plan